                                                         Evergreen

                                                      Southern State
                                                      Municipal Bond
                                                           Funds

February 28, 1998
Semiannual Report











[EVERGREEN LOGO APPEARS HERE]
      EVERGREEN FUNDS(SM)
         SINCE 1932

                               Table of Contents




Letter to Shareholders ........................   1
Fund at a Glance
   Evergreen Florida High Income Municipal
      Bond Fund ...............................   2
   Evergreen Florida Municipal Bond Fund ......   4
   Evergreen Georgia Municipal Bond Fund ......   6
   Evergreen North Carolina Municipal Bond
      Fund ....................................   8
   Evergreen South Carolina Municipal Bond
      Fund ....................................  10
   Evergreen Virginia Municipal Bond Fund .....  12
Financial Highlights
   Evergreen Florida High Income Municipal
      Bond Fund ...............................  14
   Evergreen Florida Municipal Bond Fund ......  16
   Evergreen Georgia Municipal Bond Fund ......  19
   Evergreen North Carolina Municipal Bond
      Fund ....................................  21
   Evergreen South Carolina Municipal Bond
      Fund ....................................  23
   Evergreen Virginia Municipal Bond Fund .....  25


Schedule of Investments
   Evergreen Florida High Income Municipal
      Bond Fund ...............................  27
   Evergreen Florida Municipal Bond Fund ......  31
   Evergreen Georgia Municipal Bond Fund ......  36
   Evergreen North Carolina Municipal Bond
      Fund ....................................  38
   Evergreen South Carolina Municipal Bond
      Fund ....................................  41
   Evergreen Virginia Municipal Bond Fund .....  43
Statements of Assets and Liabilities ..........  46
Statements of Operations ......................  47
Statements of Changes in Net Assets -
   Period ended February 28, 1998 .............  48
   Period ended August 31, 1997 ...............  49
Combined Notes to Financial
   Statements .................................  50
Additional Information ........................  58


--------------------------------------------------------------------------------
                                Evergreen Funds

Evergreen Funds is one of the nation's fastest growing investment companies with more than $47 billion in assets under management.

With over 80 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broad range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to the Evergreen Funds to provide a distinctive level of service and excellence in investment management.

This semiannual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

                ----------------------------------------------------------------
Mutual Funds:   ARE NOT FDIC INSURED   May lose value o Are not bank guaranteed
                ----------------------------------------------------------------




                          Evergreen Distributor, Inc.
Evergreen(SM) is a Service Mark of Evergreen Investment Services, Inc.
                                Copyright 1998.

                            Letter to Shareholders
                            ----------------------

                                  April 1998



                                Dear Shareholders:



                                The six-month period that ended on February 28,
     (Photo of                  1998, proved to be an especially rewarding one
     William M. Ennis)          for shareholders of the Evergreen Southern
                                State Municipal Bond Funds, as investors received generous returns made even more impressive on an after-tax basis.
     William M. Ennis
     Managing Director
                                The six months encompassed a period when the
U.S. economy showed stubborn resilience. Despite some international market uncertainty brought on by the Asian crisis, the economy in the United States continued to grow at a moderate rate, with restrained inflation. These factors, combined with a declining federal budget deficit, allowed interest rates to fall and bond prices to increase. The yields on longer-maturity bonds tended to decrease more than the yields on shorter-maturity bonds. For example, the yield on the 30-year Treasury fell during the six months from 6.61% to 5.92%, while the yield on the three-month Treasury actually rose, from 5.22% to 5.30%.

Competitive Performance

In this favorable economic and interest rate environment, the emphasis of the Evergreen Southern State Municipal Bond Funds on investments in securities with higher yields and longer maturities proved especially rewarding on both an absolute and after-tax basis.

Positive Outlook

Going forward, Evergreen portfolio managers believe there will be a generally supportive economic environment. With this scenario, the Southern State Municipal Bond Funds are emphasizing a strategy of careful security selection among higher-yielding, longer-maturity bonds. We believe this strategy gives continued opportunity for the funds to provide competitive performance for tax-conscious shareholders.

The Evergreen Funds Commitment

At Evergreen Funds, we are committed to providing a strong array of funds with a variety of investment objectives to help investors pursue their goals, consistent with their needs and risk tolerances. If you have any questions about this fund or any other Evergreen Fund, please consult your financial advisor or call us at 800-343-2898.

Thank you for your investment in Evergreen Funds.

Sincerely,




/s/ William M. Ennis
William M. Ennis
Managing Director
Evergreen Funds

Some portion of the Funds' income may be subject to the Federal Alternative Minimum Tax.

                                   EVERGREEN
                    Florida High Income Municipal Bond Fund

                    Fund at a Glance as of February 28, 1998




                              (Graphic of 5 stars)
                          Overall 5 star Morningstar(2)


The Fund's Class A was rated 5 stars among 1,525 municipal funds for the 3-year period ending 3/31/98.

                                   Portfolio
                                Characteristics
                                ---------------


     Total Net Assets                                             $251,902,767

     Average Credit Quality                                                 A+

     Average Duration                                                8.5 years

     Average Maturity                                               20.8 years


            -------------------------------------------------------
                           CURRENT INVESTMENT STYLE


(GRAPHIC SHOWS LOW QUALITY, LONG DURATION)


                                   Morningstar's Style Box is based on a
                                   portfolio date as of 3/31/98.

                                   The Fixed-Income Style Box placement is
                                   based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

                                   Source: 1998 Morningstar, Inc.



--------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS*

                                             Class A     Class B     Class Y
Inception Date                              6/17/92     7/10/95     9/20/95
Average Annual Returns
6 months with sales charge                     0.27%    (0.12%)        N/A
6 months w/o sales charge                      5.40%     4.88%         5.40%
One year with sales charge                     5.42%     4.86%         N/A
One year w/o sales charge                     10.68%     9.86%        10.95%
3 years                                        7.94%        -             -
5 years                                        6.69%        -             -
Since Inception                                7.65%     7.00%         9.02%
Cumulative Total Return
  since inception                             52.27%    19.58%         9.02%
Maximum Sales Charge                           4.75%     5.00%         N/A
                                            Front End    CDSC
30-day SEC Yield                               5.12%     4.63%         5.64%
6-month distributions per share              $ 0.30    $ 0.26        $ 0.31
Lipper Ranking out of 63 Florida Municipal
  Debt Funds(1)
  (for the 1-year period ending 3/31/98)         #9       #20            #6

* Adjusted for maximum applicable sales charge.

(1) Source: Lipper Analytical Services, Inc., an independent mutual fund rating company. The rankings are based on total return and do not include the effect of a sales charge. For the 5-year period ending March 31,998, the Fund's Class A shares ranked 1 out of 23 Flordia Municipal Debt funds tracked by Lipper Analytical Services, Inc. Past performance is no guarantee of future results.


--------------------------------------------------------------------------------
                                LONG TERM GROWTH


(Graph appears here. See the table below for the plot points.)

                        6/17/92         2/93            2/94            2/95            2/96            2/97            2/98
Class A Shares          9525.00         10490.00        11332.00        11534.00        12909.0         13759.00        15229.00
LBMBI                  10000.00         10957.00        11563.00        11781.00        13083.00        13804.00        15065.00
CPI                    10000.00         10207.00        10464.00        10763.00        11040.00        11384.00        11548.00



Comparison of a $10,000 investment in Evergreen Florida High Income Municipal Bond Fund, Class A shares, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).


Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The Lehman Brothers Municipal Bond Index is an unmanaged index. The index does not include transaction costs associated with buying and selling securities nor any management fees. The Consumer Price Index, a measure of inflation, is through February 28, 1998.

                                   EVERGREEN
                    Florida High Income Municipal Bond Fund


                                   Portfolio
                                   Management
                                   ----------



                         (Photo of Richard K. Marrone)

                              Richard K. Marrone
                           Capital Management Group
                               Tenure: July 1995


Due to strong relative performance and an attractive yield, the Evergreen Florida High Income Municipal Bond Fund continues to experience strong cash inflows. In the first two months of 1998 alone, net assets have increased nearly 15%. These inflows have been invested in higher-yielding bonds, consistent with our high-coupon strategy. Conversely, we have eliminated positions in some shorter, lower-yielding bonds. For the 12-month period ending March 31, 1998, the Fund's class Y shares ranked in the top 10%, number 6 out of 63 Florida Municipal Dept Funds tracked by Lipper Analytical Services. Class A shares ranked number 9 out of the 63 funds. Additionally, Class A shares are rated 5-stars by Morningstar, an independent monitor of mutual fund performance.(2) Class A shares were rated among 1,525 municipal funds for the 3-year period ending March 31, 1998.



(2) Source: Morningstar, Inc. Morningstar's proprietary ratings reflect the Fund's historical risk-adjusted performance as of 3/31/98. Ratings are subject to change monthly and are calculated from the Fund's 3, 5, and 10 year average annual returns (if available) in excess of the 90 day Treasury Bill return with appropriate fee adjustments and a risk factor that reflects fund performance below 90 day T-bill returns. The Fund's Class A shares were rated 5 star among 782 municipal funds for the 5 year period ending 3/31/98. Ratings are not adjusted for sales charges, but are adjusted for other fees. The top 10% of the funds in an investment category receive five stars, and the next 22.5% receive four stars. Past performance is no guarantee of future results.

       ----------------------------------------------------------------
                             PORTFOLIO COMPOSITION
       (as a percentage of portfolio assets)


Housing--21.9%
Community Development--19.8%
Residential Care--16.9%
Industrial Development--11.7%
Hospital--8.7%
Utility--4.2%
Education--4.2%
Special Care--3.5%
Other--9.1%



       ----------------------------------------------------------------
                               PORTFOLIO QUALITY
       (as a percentage of portfolio assets)
[PIE CHART APPEARS HERE WITH THE FOLLOWING VALUES]

AAA--20.7%
AA--2.6%
A--4.7%
BBB--24.3%
BB--0.9%
B--0.3%
Not Rated--46.5%

                                   EVERGREEN
                          Florida Municipal Bond Fund
                    Fund at a Glance as of February 28, 1998

                                   Portfolio
                                Characteristics


     Total Net Assets                                             $594,865,776

     Average Credit Quality                                                AA+

     Average Maturity                                                14.8 years

     Average Duration                                                 8.7 years

            -------------------------------------------------------
                            CURRENT INVESTMENT STYLE


[GRAPHIC SHOWS LONG DURATION, HIGH QUALITY]


                                   Morningstar's Style Box is based on a
                                   portfolio date as of 3/31/98.

                                   The Fixed-Income Style Box placement is
                                   based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

                                   Source: 1998 Morningstar, Inc.



--------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS*

                                       Class A     Class B     Class C     Class Y
Inception Date                        5/11/88   6/30/95     1/26/98     6/30/95

Average Annual Returns

6 months with sales charge               0.35%  (0.12%)          -         N/A

6 months w/o sales charge                5.35%   4.88%           -         5.39%

One year with sales charge               4.63%   3.85%           -         N/A

One year w/o sales charge                9.85%   8.85%           -         9.94%

3 years                                  6.37%      -                         -

5 years                                  5.37%      -                         -

Since Inception                          7.65%   6.00%        0.29%        8.08%

Cumulative Total Return
  since inception                      106.08%  16.83%        0.29%       23.05%

Maximum Sales Charge                     4.75%   5.00%        1.00%        N/A
                                     Front End   CDSC         CDSC

30-day SEC Yield                        4.17%    3.45%        3.45%        4.46%

6-month distributions per
  share                             $  0.45     $ 0.41      $ 0.04      $ 0.46

Lipper Ranking out of 63 Florida
  Municipal Debt Funds(1)
  (for the 1-year period ending
  3/31/98)                               #14      #38           N/A         #13

* Adjusted for maximum applicable sales charge.

1 Source: Lipper Analytical Services, Inc., an independent mutual fund rating company. The rankings are based on total return and do not include the effect of a sales charge. For the 5-year period ending March 31, 1998, the Fund's Class A shares ranked 5 out of 23 Florida Municipal Debt Funds tracked by Lipper Analytical Services, Inc. Past performance is no guarantee of future results.



--------------------------------------------------------------------------------
                                LONG TERM GROWTH


[GRAPHIC APPEARS HERE WITH THE FOLLOWING PLOT POINTS]

                        5/11/88         2/90            2/94            2/94            2/96            2/98
CLASS A                 9525.00         10882.00        13170.00        15867.00        17893.00        20609.00
LBMBI                  10000.00         11760.00        14127.00        16962.00        19190.00        22097.00
CPI                    10000.00         10931.00        11836.00        12528.00        13218.00        13826.00


Comparison of a $10,000 investment in Evergreen Florida Municipal Bond Fund, Class A shares, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).


Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The Lehman Brothers Municipal Bond Index is an unmanaged index. The index does not include transaction costs associated with buying and selling securities nor any management fees. The Consumer Price Index is a measure of inflation, is through February 28, 1998.

                                   EVERGREEN
                          Florida Municipal Bond Fund





                                   Portfolio

                                   Management

                  [PHOTOGRAPH APPEARS HERE OF RICHARD K. MARRONE]




                              Richard K. Marrone
                           Capital Management Group
                             Tenure: January 1997



Net assets in the portfolio increased significantly during the fiscal period as a result of a merger with the Evergreen Florida Tax Free Fund on January 26, 1998. Because the merger slightly altered the Fund's profile, we spent the fiscal period repositioning the portfolio, utilizing two particular strategies. First, we sought to increase the Fund's duration by purchasing several issues with longer maturities. Secondly, we bolstered the portfolio's current yield by selectively adding higher-yielding issues, specifically those with non-callable features. For the 12-month period ending March 31, 1998, the Fund's Class Y shares ranked 13 out of 63 Florida Municipal Debt Funds as measured by Lipper Analytical Services, an independent mutual fund ranking company. Class A shares ranked number 14 out of the 63 funds.


       ----------------------------------------------------------------
                             PORTFOLIO COMPOSITION
       (as a percentage of portfolio assets)



[PIE GRAPH APPEARS HERE WITH THE FOLLOWING VALUES]


Utility--19.5%
Other--19.5%
Public Facility--11.8%
Hospital--11.7%
Housing--9.3%
Miscellaneous Revenue--8.3%
Local General Obligation--6.9%
Escrow--4.8%
Transportation--4.6%
Special Obligation--3.6%


       ----------------------------------------------------------------
                               PORTFOLIO QUALITY
       (as a percentage of portfolio assets)

[PIE GRAPH APPEARS HERE WITH THE FOLLOWING VALUES]


AAA--68.4%
AA--17.4%
A--4.4%
BBB--5.8%
BB--0.2%
Not Rated--3.8%

                                   EVERGREEN
                          Georgia Municipal Bond Fund
                    Fund at a Glance as of February 28, 1998

                                   Portfolio
                                Characteristics


     Total Net Assets                                              $78,693,040

     Average Credit Quality                                                AA+

     Average Maturity                                                11.9 years

     Average Duration                                                 7.6 years

            -------------------------------------------------------
                            CURRENT INVESTMENT STYLE


[GRAPHIC SHOWS LONG DURATION, HIGH QUALITY]


                                   Morningstar's Style Box is based on a
                                   portfolio date as of 3/31/98.

                                   The Fixed-Income Style Box placement is
                                   based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

                                   Source: 1998 Morningstar, Inc.



--------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS*

                                              Class A     Class B     Class Y
Inception Date                              7/2/93       7/2/93    2/28/94

Average Annual Returns

6 months with sales charge                    1.09%        0.74%      N/A

6 months w/o sales charge                     6.13%        5.74%      6.26%

One year with sales charge                    5.26%        4.69%      N/A

One year w/o sales charge                    10.50%        9.69%     10.78%

3 years                                       6.75%        6.83%      8.77%

Since Inception                               4.56%        4.59%      6.60%

Cumulative Total Return since inception      23.16%       23.30%     29.18%

Maximum Sales Charge                          4.75%        5.00%      N/A
                                           Front End      CDSC

30-day SEC Yield                              4.19%        3.65%      4.66%

6-month distributions per share            $ 0.24       $ 0.21     $ 0.26

Lipper Ranking out of 34 Georgia
  Municipal Debt Funds(1)
  (for the 1-year period ending 3/31/98)       #10          #15         #9


* Adjusted for maximum applicable sales charge.

1 Source: Lipper Analytical Services, Inc., an independent mutual fund rating company. The rankings are based on total return and do not include the effect of a sales charge. Past performance is no guarantee of future results.
--------------------------------------------------------------------------------
                               LONG TERM GROWTH



[LINE GRAPH APPEARS HERE WITH THE FOLLOWING PLOT POINTS]

                        7/2/93          2/94            2/95            2/96            2/97            2/98
CLASS A SHARES          9525.00         9629.00         9642.00         10666.00        11145.00        12315.00
LBMBI                  10000.00        10315.00        10509.00         11670.00        12314.00        13438.00
CPI                    10000.00        10159.00        10450.00         10719.00        11053.00        11212.00
LBGMBI                 10000.00        10274.00        10455.00         11629.00        12246.00        13323.00





Comparison of a $10,000 investment in Evergreen Georgia Municipal Bond Fund, Class A shares, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI), the Lehman Brothers Georgia Municipal Bond Index (LBGMBI), and the Consumer Price Index (CPI).


Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The Lehman Brothers Municipal Bond Index and the Lehman Brothers Georgia Municipal Bond Index are both unmanaged indices. The index does not include transaction costs associated with buying and selling securities nor any management fees. The Consumer Price Index, a measure of inflation, is through February 28, 1998.

                                   EVERGREEN
                          Georgia Municipal Bond Fund

                                   Portfolio

                                   Management

                   [PHOTGRAPH APPEARS HERE OF CHARLES JEANNE]




                                Charles Jeanne
                           Capital Management Group
                             Tenure: November 1997



We continue to emphasize a portfolio of higher-yielding securities which offers investors a strong current yield and income exempt from federal and Georgia state taxes. Consistent with this strategy, shorter bonds with lower yields were replaced with higher-yielding issues such as hospital bonds. Our emphasis on current yield contributed to especially strong performance. The portfolio's higher coupon structure provided a stable stream of income as well as a relative degree of stability amid fluctuating interest rates and a volatile market environment which was initiated by financial problems in Southeast Asia. We believe our income-oriented strategy has the potential to enhance the Fund's performance as we enter the second half of the fiscal year. For the 12-month period ending March 31, 1998, the Fund's Class Y shares ranked number 9 out of the 34 Georgia Municipal Debt Funds tracked by Lipper Analytical Services. Class A shares ranked number 10 out of the 34 funds.


       ----------------------------------------------------------------
                             PORTFOLIO COMPOSITION
       (as a percentage of portfolio assets)


[PIE CHART APPEARS HERE WITH THE FOLLOWING VALUES]

Local General Obligation--21.2%
Hospital--19.3%
Utility--12.5%
Water and Sewer--9.1%
Public Facility--9.0%
Industrial Development--8.5%
Other--5.7%
Airport--5.4%
Housing--4.8%
State General Obligation--4.5%




       ----------------------------------------------------------------
                               PORTFOLIO QUALITY
       (as a percentage of portfolio assets)
[PIE CHART APPEARS HERE WITH THE FOLLOWING VALUES]


AAA--66.3%
AA--11.4%
A--14.7%
BBB--4.0%
Not Rated--3.6%

                                   EVERGREEN
                       North Carolina Municipal Bond Fund

                    Fund at a Glance as of February 28, 1998

                                   Portfolio

                                Characteristics


     Total Net Assets                                             $319,960,609

     Average Credit Quality                                                 AA

     Average Maturity                                                15.5 years

     Average Duration                                                 8.7 years

            -------------------------------------------------------
                           CURRENT INVESTMENT STYLE


[GRAPHIC SHOWS LONG DURATION, HIGH QUALITY]


                                   Morningstar's Style Box is based on a
                                   portfolio date as of 3/31/98.

                                   The Fixed-Income Style Box placement is
                                   based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

                                   Source: 1998 Morningstar, Inc.



--------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS*

                                              Class A     Class B     Class Y
Inception Date                             1/11/93     1/11/93     2/28/94

Average Annual Returns

6 months with sales charge                    0.88%       0.52%       N/A

6 months w/o sales charge                     5.91%       5.52%       6.04%

One year with sales charge                    5.17%       4.60%       N/A

One year w/o sales charge                    10.42%       9.60%      10.70%

3 years                                       6.46%       6.52%       8.47%

5 years                                       5.11%       5.11%          -

Since Inception                               5.49%       5.64%       6.36%

Cumulative Total Return since inception      31.56%      32.54%      28.01%

Maximum Sales Charge                          4.75%       5.00%       N/A
                                           Front End      CDSC

30-day SEC Yield                              4.36%       3.82%       4.83%

6-month distributions per share            $ 0.26      $ 0.22      $ 0.27

Lipper Ranking out of 39 North Carolina
 Municipal Debt Funds(1)
  (for the 1-year period ending 3/31/98)        #4         #14          #3


* Adjusted for maximum applicable sales charge.

1 Source: Lipper Analytical Services, Inc., an independent mutual fund rating company. The rankings are based on total return and do not include the effect of a sales charge. For the 5-year period ending March 31, 1998, the Fund's Class A shares ranked 4 and Class B shares ranked 14 out of 16 North Carolina Municipal Debt Funds tracked by Lipper Analytical Services, Inc. Past performance is no guarantee of future results.


--------------------------------------------------------------------------------
                               LONG TERM GROWTH


[LINE GRAPH APPEARS HERE WITH THE FOLLOWING PLOT POINTS]

                        1/11/93         2/93            2/94            2/95            2/96            2/97            2/98
Class A Shares          9525.00         9767.00        10382.00        10386.00        11522.00        11915.00        13157.00
LBMBI                  10000.00        10362.00        10935.00        11141.00        12372.00        13054.00        14246.00
CPI                    10000.00        10035.00        10288.00        10582.00        10854.00        11192.00        11354.00
LBSGOBI                10000.00        10477.00        10983.00        11216.00        12452.00        13084.00        14165.00




Comparison of a $10,000 investment in Evergreen North Carolina Municipal Bond Fund, Class A shares, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI), the Lehman Brothers State General Obligation Bond Index (LBSGOBI), and the Consumer Price Index (CPI).


Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The Lehman Brothers Municipal Bond Index and the Lehman Brothers State General Obligation Bond Index are both unmanaged indices. The index does not include transaction costs associated with buying and selling securities nor any management fees. The Consumer Price Index, a measure of inflation, is through February 28, 1998.

                                   EVERGREEN
                       North Carolina Municipal Bond Fund




                                   Portfolio

                                  Management

                 [PHOTOGRAPH APPEARS HERE OF RICHARD K. MARRONE]




                              Richard K. Marrone
                           Capital Management Group
                             Tenure: January 1993



Fixed income investors experienced a rather volatile six-month period which was marked by fluctuating interest rates. Our primary strategy during the period was to bolster the Fund's current yield. The portfolio's high coupon structure provides a steady stream of income and offers a degree of stability during periods of volatility. We also selectively purchased some zero coupon bonds in order to take advantage of a potential rally in the municipal bond market. For the 12-month period ending March 31, 1998, the Fund's Class Y shares ranked number 3 out of the 39 North Carolina Municipal Debt Funds tracked by Lipper Analytical Services. Class A shares ranked number 4 out of the 39 funds.


       ----------------------------------------------------------------
                             PORTFOLIO COMPOSITION
       (as a percentage of portfolio assets)


[PIE CHART APPEARS HERE WITH THE FOLLOWING VALUES]


Local General Obligation--18.4%
Hospital--17.8%
Utility--14.1%
State General Obligation--10.6%
Other--8.8%
Lease--7.0%
Education--6.5%
Escrow--5.9%
Industrial Development--5.9%
Housing--5.0%




       ----------------------------------------------------------------
                               PORTFOLIO QUALITY
       (as a percentage of portfolio assets)

[PIE CHART APPEARS HERE WITH THE FOLLOWING VALUES]

AAA--44.8%
AA--22.6%
A--17.3%
Not Rated--9.6%
BBB--5.7%

                                   EVERGREEN
                       South Carolina Municipal Bond Fund
                   Fund at a Glance as of February 28, 1998

                                   Portfolio
                                Characteristics


     Total Net Assets                                              $67,752,503

     Average Credit Quality                                               AAA-

     Average Maturity                                               12.7 years

     Average Duration                                                8.1 years

            -------------------------------------------------------
                           CURRENT INVESTMENT STYLE


[GRAPHIC SHOWS LONG DURATION, HIGH QUALITY]



                                   Morningstar's Style Box is based on a
                                   portfolio date as of 3/31/98.

                                   The Fixed-Income Style Box placement is
                                   based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

                                   Source: 1998 Morningstar, Inc.



--------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS*

                                              Class A     Class B     Class Y
Inception Date                              1/3/94     1/3/94      2/28/94

Average Annual Returns

6 months with sales charge                    0.11%    (0.28%)        N/A

6 months w/o sales charge                     5.11%     4.72%         5.24%

One year with sales charge                    4.40%     3.79%         N/A

One year w/o sales charge                     9.60%     8.79%         9.87%

3 years                                       7.22%     7.30%         9.24%

Since Inception                               4.82%     4.90%         7.14%

Cumulative Total Return since inception      21.61%    21.99%        31.80%

Maximum Sales Charge                          4.75%     5.00%         N/A
                                           Front End      CDSC

30-day SEC Yield                              3.95%     3.39%         4.40%

6-month distributions per share            $ 0.26      $ 0.22      $ 0.28

Lipper Ranking out of 19 South Carolina
  Municipal Debt Funds(1)
  (for the 1-year period ending 3/31/98)        #5       #11            #3


* Adjusted for maximum applicable sales charge.

1 Source: Lipper Analytical Services, Inc., an independent mutual fund rating company. The rankings are based on total return and do not include the effect of a sales charge. Past performance is no guarantee of future results.



--------------------------------------------------------------------------------
                                LONG TERM GROWTH


[LINE GRAPH APPEARS HERE WITH THE FOLLOWING PLOT POINTS]

                        1/3/94          2/94            2/95            2/96            2/97            2/98
CLASS A                 9525.00         9320.00         9398.00         10510.00        11096.00        12161.00
LBMBI                  10000.00         9741.00         9925.00         11021.00        11628.00        12690.00
CPI                    10000.00        10034.00        10321.00         10587.00        10917.00        11074.00
LBSCMBI                10000.00         9795.00         9968.00         11082.00        11659.00        12689.00




Comparison of a $10,000 investment in Evergreen South Carolina Municipal Bond Fund, Class A shares, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI), the Lehman Brothers South Carolina Municipal Bond Index (LBSCMBI), and the Consumer Price Index (CPI).


Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The Lehman Brothers Municipal Bond Index and the Lehman Brothers South Carolina Municipal Bond Index are both unmanaged indices. The index does not include transaction costs associated with buying and selling securities nor any management fees. The Consumer Price Index, a measure of inflation, is through February 28, 1998.

                                   EVERGREEN
                       South Carolina Municipal Bond Fund





                                   Portfolio

                                  Management

                   [PHOTGRAPH APPEARS HERE OF CHARLES JEANNE]






                                Charles Jeanne
                           Capital Management Group
                             Tenure: January 1994



The Evergreen South Carolina Municipal Bond Fund endured a turbulent fiscal period with strong performance for the six months ending February 28, 1998. Our strategy during the six-month period was to strengthen the portfolio's current yield, seeking to provide somewhat of a cushion from volatility and fluctuating interest rates. We sold shorter, lower-yielding general obligation bonds and replaced them with higher-yielding issues which included industrial development authority and hospital bonds. We feel the key to the Fund's consistent performance was its higher coupon structure. The portfolio adjustments undertaken during this period have bolstered the Fund's current yield and we believe they should positively impact performance going forward. For the 12-month period ending March 31, 1998, the Fund's Class Y shares ranked number 3 out of 19 South Carolina Municipal Debt Funds tracked by Lipper Analytical Services. Class A shares ranked number 5 out of the 19 funds.

       ----------------------------------------------------------------
                             PORTFOLIO COMPOSITION
       (as a percentage of portfolio assets)


[PIE CHART APPEARS HERE WITH THE FOLLOWING VALUES]

Utility--25.9%
Hospital--24.9%
Local General Obligation--21.9%
Other--10.3%
Housing--6.5%
Resource Recovery--5.7%
Industrial Development--4.8%




       ----------------------------------------------------------------
                               PORTFOLIO QUALITY
       (as a percentage of portfolio assets)
[PIE CHART APPEARS HERE WITH THE FOLLOWING VALUES]

AAA--64.9%
AA--22.3%
A--7.5%
BBB--1.2%
Not Rated--4.1%

                                   EVERGREEN
                          Virginia Municipal Bond Fund




                    Fund at a Glance as of February 28, 1998

                                   Portfolio
                                Characteristics


     Total Net Assets                                              $94,450,431

     Average Credit Quality                                                 AA

     Average Maturity                                               14.1 years

     Average Duration                                                8.2 years

            -------------------------------------------------------
                            CURRENT INVESTMENT STYLE



[GRAPHIC SHOWS LONG DURATION, HIGH QUALITY]


                                   Morningstar's Style Box is based on a
                                   portfolio date as of 3/31/98.

                                   The Fixed-Income Style Box placement is
                                   based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

                                   Source: 1998 Morningstar, Inc.



--------------------------------------------------------------------------------
                            PEFORMANCE AND RETURNS*

                                                Class A     Class B     Class Y
Inception Date                                7/2/93       7/2/93    2/28/94

Average Annual Returns

6 months with sales charge                      0.45%        0.07%      N/A

6 months w/o sales charge                       5.46%        5.07%      5.59%

One year with sales charge                      4.40%        3.79%      N/A

One year w/o sales charge                       9.60%        8.79%      9.87%

3 years                                         6.37%        6.43%      8.38%

Since Inception                                 4.66%        4.68%      6.73%

Cumulative Total Return since inception        23.65%       23.78%     29.80%

Maximum Sales Charge                            4.75%        5.00%      N/A
                                             Front End      CDSC

30-day SEC Yield                                4.29%        3.75%      4.76%

6-month distributions per share               $ 0.24       $ 0.21     $ 0.26

Lipper Ranking out of 34 Virginia Municipal
  Debt Funds(1)
  (for the 1-year period ending 3/31/98)         #14          #24        #10


*  Adjusted for maximum applicable sales charge.

1 Source: Lipper Analytical Services, Inc., an independent mutual fund rating company. The rankings are based on total return and do not include the effect of a sales charge. Past performance is no guarantee of future results.




--------------------------------------------------------------------------------
                                LONG TERM GROWTH


[LINE GRAPH APPREARS HERE WITH THE FOLLOWING PLOT POINTS]


                        7/2/93          2/94            2/95            2/96            2/97            2/98
CLASS A SHARES          9525.00         9622.00         9786.00         10786.00        11282.00        12365.00
LBMBI                  10000.00        10315.00        10509.00         11670.00        12314.00        13438.00
CPI                    10000.00        10159.00        10450.00         10719.00        11053.00        11212.00
LBVMBI                 10000.00        10291.00        10527.00         11635.00        12239.00        13280.00





Comparison of a $10,000 investment in Evergreen Virginia Municipal Bond Fund, Class A shares, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI), the Lehman Brothers Virginia Municipal Bond Index (LBVMBI), and the Consumer Price Index (CPI).


Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The Lehman Brothers Municipal Bond Index and the Lehman Brothers Virginia Municipal Bond Index are both unmanaged indices. The index does not include transaction costs associated with buying and selling securities nor any management fees. The Consumer Price Index, a measure of inflation, is through February 28, 1998.

                                   EVERGREEN
                          Virginia Municipal Bond Fund



                                   Portfolio

                                   Management

                   [PHOTOGRAPH APPEARS HERE OF CHARLES JEANNE]




                                Charles Jeanne
                           Capital Management Group
                               Tenure: July 1993



Despite a volatile market environment initiated by turmoil in Southeast Asia, the Evergreen Virginia Municipal Bond fared well during the first half of the fiscal year. Since a substantial portion of the total return in the portfolio is produced by higher income, we continue to emphasize a high coupon structure. We sold some general obligation bonds and purchased higher-yielding issues such as industrial development authority, hospital and housing bonds. For the 12-month period ending March 31, 1998, the Fund's Class Y shares ranked number 10 out of the 34 Virginia Municipal Debt Funds tracked by Lipper Analytical Services. Class A shares ranked number 14 out of the 34 funds.


       ----------------------------------------------------------------
                             PORTFOLIO COMPOSITION
       (as a percentage of portfolio assets)


[PIE CHART APPEARS HERE WITH THE FOLLOWING VALUES]

Local General Obligation--20.2%
Housing--13.7%
Hospital--12.4%
Public Facilities--9.9%
Education--9.6%
Transportation--8.8%
Other--6.9%
Industrial Development--6.7%
Lease--6.4%
Water and Sewer--5.4%




       ----------------------------------------------------------------
                               PORTFOLIO QUALITY
       (as a percentage of portfolio assets)


AAA--34.7%
AA--47.6%
A-8.4%
BBB--5.5%
Not Rated--3.8%

                                   EVERGREEN
                    Florida High Income Municipal Bond Fund




                             Financial Highlights

                (For a share outstanding throughout each period)



                                                Six Months
                                                  Ended
                                            February 28, 1998   Year Ended August 31,
                                                                ----------------------
                                               (Unaudited)         1997         1996
 CLASS A SHARES
Net asset value beginning of
 period                                       $     10.89        $  10.42    $  10.40
                                              ===========        ========    ========

Income from investment
 operations
Net investment income                                0.30 (c)       0.62         0.63

Net realized and unrealized gain (loss)
 on investments                                      0.27           0.47         0.02
                                              -----------        --------    --------

Total from investment operations                     0.57           1.09         0.65
                                              -----------        --------    --------

Less distributions from
Net investment income                               (0.30)         (0.62)       (0.63)

Net realized gains on investments                       0               0           0
                                              -----------        --------    ---------

Total distributions                                 (0.30)          (0.62)      (0.63)
                                              -----------        --------    ---------

Net asset value end of period                 $     11.16        $  10.89    $  10.42
                                              ===========        ========    =========

Total return (b)                                     5.40%          10.77%       6.42%

Ratios/supplemental data
Ratios to average net assets
 Expenses                                            0.88%(a)        0.88%       0.85%

 Expenses excluding indirectly paid
  expenses                                           0.88%(a)        0.87%          -

 Expenses excluding waivers and
  reimbursements                                     1.07%(a)        1.12%       1.15%

 Net investment income                               5.44%(a)        5.86%       6.02%

Portfolio turnover rate                                14%             32%         42%

Net assets end of period
 (thousands)                                  $   149,718        $119,942    $ 76,267





                                                                                          June 17, 1992
                                              Four Months                               (Commencement of
                                                 Ended                                  Class Operations)
                                               August 31,     Year Ended April 30,           through
                                                              ---------------------
                                                 1995*           1995         1994       April 30, 1993
 CLASS A SHARES
Net asset value beginning of
 period                                       $    10.16      $  10.08     $  10.36       $     10.00
                                              ==========      ========     ========       ===========

Income from investment
 operations
Net investment income                               0.21          0.65         0.68              0.61

Net realized and unrealized gain (loss)
 on investments                                     0.24          0.08        (0.26)             0.39
                                              ----------      --------     ---------      -----------

Total from investment operations                    0.45          0.73         0.42              1.00
                                              ----------      --------     ---------      -----------

Less distributions from
Net investment income                              (0.21)        (0.65)       (0.68)           (0.61)

Net realized gains on investments                      0              0       (0.02)           (0.03)
                                              ----------      ---------    ---------      -----------

Total distributions                                (0.21)         (0.65)      (0.70)           (0.64)
                                              ----------      ---------    ---------      -----------

Net asset value end of period                 $    10.40      $  10.16     $  10.08       $     10.36
                                              ==========      =========    =========      ===========

Total return (b)                                    4.43%          7.56%        3.94%           10.33%

Ratios/supplemental data
Ratios to average net assets
 Expenses                                           1.07%(a)       0.60%        0.14%            0.00%(a)

 Expenses excluding indirectly paid
  expenses                                             -              -            -                -

 Expenses excluding waivers and
  reimbursements                                    1.42%(a)       1.26%        1.12%            1.12%(a)

 Net investment income                              5.92%(a)       6.52%        6.16%            5.92%(a)

Portfolio turnover rate                               14%            28%          31%              50%

Net assets end of period
 (thousands)                                  $   59,551      $  65,043    $  72,683      $    33,541




                                                                                                          July 10, 1995
                                                              Six Months                                (Commencement of
                                                                Ended                                   Class Operations)
                                                          February 28, 1998    Year Ended August 31,         through
                                                                               ---------------------
                                                             (Unaudited)         1997         1996       August 31, 1995
 CLASS B SHARES
Net asset value beginning of period                          $    10.89       $  10.42     $  10.40       $    10.41
                                                             ==========       ========     ========       ==========

Income from investment operations
Net investment income                                              0.26 (c)       0.54         0.55             0.08

Net realized and unrealized gain (loss) on investments             0.27           0.47         0.02            (0.01)
                                                             ----------       --------     --------       ----------

Total from investment operations                                   0.53           1.01         0.57             0.07

Less distributions from net investment income                     (0.26)         (0.54)       (0.55)           (0.08)
                                                             ----------       ---------    ---------      ----------

Net asset value end of period                                $    11.16       $  10.89     $  10.42       $    10.40
                                                             ==========       =========    =========      ==========

Total return (b)                                                   4.88%           9.95%        5.63%           0.64%


Ratios to average net assets
 Expenses                                                          1.63%(a)        1.63%        1.59%           1.09%(a)

 Expenses excluding indirectly paid expenses                       1.63%(a)        1.63%           -               -

 Expenses excluding waivers and reimbursements                     1.82%(a)        1.87%        1.89%              -

 Net investment income                                             4.68%(a)        5.09%        5.27%           3.40%(a)

Portfolio turnover rate                                              14%             32%          42%             14%

Net assets end of period (thousands)                         $   81,249       $  63,475    $  19,219      $    3,137


*  The Fund changed its fiscal year end from April 30 to August 31.
(a)  Annualized.
(b)  Excluding applicable sales charges.
(c)  Calculation based on average shares outstanding.







                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                    Florida High Income Municipal Bond Fund




                             Financial Highlights

                (For a share outstanding throughout each period)


                                                                                                September 20, 1995
                                                              Six Months                         (Commencement of
                                                                Ended                           Class Operations)
                                                          February 28, 1998      Year Ended          through
                                                             (Unaudited)      August 31, 1997    August 31, 1996
 CLASS Y SHARES
Net asset value beginning of period                          $    10.89         $   10.42         $     10.48
                                                             ==========         =========         ===========

Income from investment operations
Net investment income                                              0.28 (b)          0.65                0.63

Net realized and unrealized gain (loss) on investments             0.30              0.47               (0.06)
                                                             ----------         ---------         -----------

Total from investment operations                                   0.58              1.12                0.57

Less distributions from net investment income                     (0.31)            (0.65)              (0.63)
                                                             ----------         ----------        -----------

Net asset value end of period                                $    11.16         $   10.89         $     10.42
                                                             ==========         ==========        ===========

Total return                                                       5.40%             11.04%              5.54%

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                          0.64%(a)           0.63%              0.59%(a)

 Expenses excluding indirectly paid expenses                       0.64%(a)           0.63%                 -

 Expenses excluding waivers and reimbursements                     0.83%(a)           0.87%              0.89%(a)

 Net investment income                                             5.83%(a)           6.08%              6.27%(a)

Portfolio turnover rate                                              14%                32%                42%

Net assets end of period (thousands)                         $   20,936         $    6,326        $     1,970


(a)  Annualized.
(b)  Calculation based on average shares outstanding.







                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          Florida Municipal Bond Fund




                             Financial Highlights

                (For a share outstanding throughout each period)


                                                              Six Months
                                                                Ended
                                                          February 28, 1998    Year Ended August 31,     Four Months Ended
                                                                              -----------------------
                                                             (Unaudited)         1997         1996      August 31, 1995(c)*
 CLASS A SHARES
Net asset value beginning of period                          $    9.98         $   9.70     $   9.74        $    9.61
                                                             =========         ========     ========        =========

Income from investment operations
Net investment income                                             0.24            0.51         0.54              0.19

Net realized and unrealized gain (loss) on investments            0.28            0.35        (0.04)             0.22
                                                             ---------         --------     --------        ---------

Total from investment operations                                  0.52            0.86         0.50              0.41
                                                             ---------         --------     --------        ---------

Less distributions from
Net investment income                                            (0.24)          (0.52)       (0.54)           (0.19)

Distributions in excess of net investment income                     0               0            0            (0.03)

Net realized gains on investments                                (0.21)          (0.06)           0            (0.06)

Paid-in capital                                                      0               0            0                0
                                                             ---------         --------     --------        ---------

Total distributions                                              (0.45)          (0.58)       (0.54)           (0.28)
                                                             ---------         --------     --------        ---------

Net asset value end of period                                $   10.05         $   9.98     $   9.70        $    9.74
                                                             =========         ========     ========        =========

Total return (b)                                                  5.35%            9.06%        5.15%            4.20%

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                         0.65%(a)         0.74%        0.63%            0.82%(a)

 Expenses excluding indirectly paid expenses                      0.65%(a)         0.74%           -                -

 Expenses excluding waivers and reimbursements                    1.03%(a)         0.91%        0.95%            1.05%(a)

 Net investment income                                            4.88%(a)         5.22%        5.46%            4.89%(a)

Portfolio turnover rate                                             35%              41%          30%              29%

Net assets end of period (thousands)                         $ 124,852         $105,673     $115,723        $ 136,449



                                                                     Year Ended April 30,
                                              1995(c)     1994(c)     1993(c)     1992(c)     1991(c)     1990(c)
 CLASS A SHARES
Net asset value beginning of period          $  9.52     $  9.95     $  9.35     $  9.21      $  8.80    $  9.09
                                             =======     =======     =======     =======      =======    =======

Income from investment operations
Net investment income                           0.54        0.56        0.56        0.61        0.66        0.58

Net realized and unrealized gain (loss) on
 investments                                    0.11       (0.36)       0.67        0.22        0.43       (0.24)
                                             -------     --------    -------     -------      -------    --------

Total from investment operations                0.65        0.20        1.23        0.83        1.09        0.34
                                             -------     --------    -------     -------      -------    --------

Less distributions from
Net investment income                          (0.54)      (0.56)      (0.56)      (0.61)      (0.68)      (0.59)

Distributions in excess of net investment
 income                                             0           0           0           0           0           0

Net realized gains on investments               (0.02)      (0.07)      (0.07)      (0.04)          0       (0.04)

Paid-in capital                                     0           0           0       (0.04)          0           0
                                             --------    --------    --------    --------     -------    --------

Total distributions                             (0.56)      (0.63)      (0.63)      (0.69)      (0.68)      (0.63)
                                             --------    --------    --------    --------     -------    --------

Net asset value end of period                $   9.61     $  9.52     $  9.95     $  9.35      $  9.21    $  8.80
                                             ========    ========    ========    ========     =======    ========

Total return (b)                                 7.05%       1.87%      13.63%       9.30%      12.87%       3.74%

Ratios/supplemental data
Ratios to average net assets
 Expenses                                        0.61%       0.56%       0.58%       0.41%       0.10%       0.10%

 Expenses excluding indirectly paid
  expenses                                          -           -           -           -           -           -

 Expenses excluding waivers and
  reimbursements                                    -           -           -        0.68%       0.88%       5.14%

 Net investment income                           5.73%       5.37%       5.66%       6.12%       6.55%       6.15%

Portfolio turnover rate                            53%         32%         24%         24%         66%         82%

Net assets end of period (thousands)         $168,542    $199,612    $198,286    $147,996     $75,791    $  7,286




                                               May 11, 1988
                                             (Commencement of
                                             Class Operations)
                                                  through
                                             April 30, 1989(c)
 CLASS A SHARES
Net asset value beginning of period            $     8.82
                                               ==========

Income from investment operations
Net investment income                                0.47

Net realized and unrealized gain (loss) on
 investments                                         0.22
                                               ----------

Total from investment operations                     0.69
                                               ----------

Less distributions from
Net investment income                               (0.42)

Distributions in excess of net investment
 income                                                 0

Net realized gains on investments                       0

Paid-in capital                                         0
                                               ----------

Total distributions                                 (0.42)
                                               ----------

Net asset value end of period                  $     9.09
                                               ==========

Total return (b)                                     9.16%

Ratios/supplemental data
Ratios to average net assets
 Expenses                                            0.30%(a)

 Expenses excluding indirectly paid
  expenses                                              -

 Expenses excluding waivers and
  reimbursements                                    20.40%(a)

 Net investment income                               5.30%(a)

Portfolio turnover rate                                30%

Net assets end of period (thousands)           $      717


*  The Fund changed its fiscal year end from April 30 to August 31.
(a)  Annualized.
(b)  Excluding applicable sales charges.
(c) On June 30, 1995, ABT Florida Tax-Free Fund sold substantially all of its net assets to Evergreen Florida Municipal Bond Fund. As ABT Florida Tax-Free Fund is the accounting survivor, its basis of accounting for assets and liabilities and its operating results for periods prior to June 30, 1995 have been carried forward in these financial highlights.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          Florida Municipal Bond Fund




                             Financial Highlights

                (For a share outstanding throughout each period)


                                                                                                          June 30, 1995
                                                              Six Months                                (Commencement of
                                                                Ended                                   Class Operations)
                                                          February 28, 1998    Year Ended August 31,         through
                                                                               ----------------------
                                                             (Unaudited)         1997         1996       August 31, 1995
 CLASS B SHARES
Net asset value beginning of period                          $    9.98        $   9.70     $   9.74        $    9.67
                                                             =========        ========     ========        =========

Income from investment operations
Net investment income                                             0.19            0.42         0.44             0.07

Net realized and unrealized gain (loss) on investments            0.29            0.35        (0.04)            0.10
                                                             ---------        --------     ---------       ---------

Total from investment operations                                  0.48            0.77         0.40             0.17
                                                             ---------        --------     ---------       ---------

Less distributions from
Net investment income                                            (0.20)          (0.43)       (0.44)           (0.07)

Net realized gains on investments                                (0.21)          (0.06)           0            (0.03)
                                                             ---------        ---------    ---------        ---------

Total distributions                                              (0.41)          (0.49)       (0.44)           (0.10)
                                                             ---------        ---------    ---------        ---------

Net asset value end of period                                $   10.05        $   9.98     $   9.70        $    9.74
                                                             =========        =========    =========       =========

Total return (b)                                                  4.88%            8.06%        4.17%           1.49%

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                         1.55%(a)         1.66%        1.56%           1.44%(a)

 Expenses excluding indirectly paid expenses                      1.55%(a)         1.66%           -               -

 Expenses excluding waivers and reimbursements                    1.76%(a)         1.84%        1.76%           1.64%(a)

 Net investment income                                            3.97%(a)         4.29%        4.52%           3.22%(a)

Portfolio turnover rate                                             35%              41%          30%             29%

Net assets end of period (thousands)                         $  69,447        $  31,281    $  28,849       $  27,351



                                                      January 26, 1998
                                                   (Commencement of Class
                                                    Operations) through
                                                     February 28, 1998
                                                        (Unaudited)
 CLASS C SHARES
Net asset value beginning of period                    $     10.06
                                                       ===========

Income from investment operations
Net investment income                                         0.04

Net realized and unrealized loss on investments              (0.01)
                                                       -----------

Total from investment operations                              0.03
                                                       -----------

Less distributions from net investment income                (0.04)
                                                       -----------

Net asset value end of period                          $     10.05
                                                       ===========

Total return (b)                                              0.29%

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                     1.45%(a)

 Expenses excluding indirectly paid expenses                  1.45%(a)

 Expenses excluding waivers and reimbursements                1.66%(a)

 Net investment income                                        4.03%(a)

Portfolio turnover rate                                         35%

Net assets end of period (thousands)                   $     8,979


(a)  Annualized.
(b)  Excluding applicable sales charges.





                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          Florida Municipal Bond Fund




                             Financial Highlights

                (For a share outstanding throughout each period)


                                                                                                          June 30, 1995
                                                              Six Months                                (Commencement of
                                                                Ended                                   Class Operations)
                                                          February 28, 1998    Year Ended August 31,         through
                                                                               ----------------------
                                                             (Unaudited)         1997         1996       August 31, 1995
 CLASS Y SHARES
Net asset value beginning of period                          $    9.98        $   9.70     $   9.74       $     9.67
                                                             =========        ========     ========       ==========

Income from investment operations
Net investment income                                             0.24            0.52         0.53             0.09

Net realized and unrealized gain (loss) on investments            0.29            0.35        (0.03)            0.10
                                                             ---------        --------     ---------      ----------

Total from investment operations                                  0.53            0.87         0.50             0.19
                                                             ---------        --------     ---------      ----------

Less distributions from
Net investment income                                            (0.25)          (0.53)       (0.54)           (0.09)

Net realized gains on investments                                (0.21)          (0.06)           0            (0.03)
                                                             ---------        ---------    ---------       ----------

Total distributions                                              (0.46)          (0.59)       (0.54)           (0.12)
                                                             ---------        ---------    ---------      ----------

Net asset value end of period                                $   10.05        $   9.98     $   9.70       $     9.74
                                                             =========        =========    =========      ==========

Total return                                                      5.39%            9.14%        5.22%           1.67%

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                         0.47%(a)         0.67%        0.57%           0.59%(a)

 Expenses excluding indirectly paid expenses                      0.47%(a)         0.67%           -               -

 Expenses excluding waivers and reimbursements                    0.68%(a)         0.84%        0.77%           0.79%(a)

 Net investment income                                            4.88%(a)         5.27%        5.55%           4.93%(a)

Portfolio turnover rate                                             35%              41%          30%             29%

Net assets end of period (thousands)                         $ 391,588        $  24,850    $  12,259      $    3,602


(a)  Annualized.








                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          Georgia Municipal Bond Fund




                              Financial Highlights

                (For a share outstanding throughout each period)



                                                 Six Months
                                                   Ended
                                             February 28, 1998    Year Ended Agust 31,
                                                                  ---------------------
                                                (Unaudited)         1997         1996
 CLASS A SHARES
Net asset value beginning of period             $     9.90       $   9.57     $   9.47
                                                ==========       ========     ========

Income from investment operations
Net investment income                                 0.24 (c)       0.49         0.48

Net realized and unrealized gain (loss) on
 investments                                          0.36           0.33         0.10
                                                ----------       --------     --------

Total from investment operations                      0.60           0.82         0.58
                                                ----------       --------     --------

Less distributions from net investment
 income                                              (0.24)         (0.49)       (0.48)
                                                ----------       ---------    ---------

Net asset value end of period                   $    10.26       $   9.90     $   9.57
                                                ==========       =========    =========

Total return (b)                                      6.13%          8.73%        6.22%

Ratios/supplemental data
Ratios to average net assets
 Expenses                                             0.70%(a)       0.94%        0.88%

 Expenses excluding indirectly paid
  expenses                                            0.70%(a)       0.94%           -

 Expenses excluding waivers and
  reimbursements                                      1.17%(a)       1.83%        2.82%

 Net investment income                                4.83%(a)       5.00%        4.96%

Portfolio turnover rate                                 26%            32%          21%

Net assets end of period (thousands)            $    2,123       $  2,201    $   1,954




                                                                                     July 2, 1993
                                                                                   (Commencement of
                                               Eight Months                        Class Operations)
                                                   Ended           Year Ended           through
                                             August 31, 1995*   December 31, 1994  December 31, 1993
 CLASS A SHARES
Net asset value beginning of period            $     8.74          $    10.19        $     10.00
                                               ==========          ==========        ===========

Income from investment operations
Net investment income                                0.33                0.48               0.20

Net realized and unrealized gain (loss) on
 investments                                         0.73               (1.45)              0.19
                                               ----------          ----------        -----------

Total from investment operations                     1.06               (0.97)              0.39
                                               ----------          ----------        -----------

Less distributions from net investment
 income                                             (0.33)              (0.48)             (0.20)
                                               ----------          ----------        -----------

Net asset value end of period                  $     9.47          $     8.74        $     10.19
                                               ==========          ==========        ===========

Total return (b)                                    12.28%              (9.64%)             3.96%

Ratios/supplemental data
Ratios to average net assets
 Expenses                                            0.71%(a)            0.53%              0.25%(a)

 Expenses excluding indirectly paid
  expenses                                              -                   -                  -

 Expenses excluding waivers and
  reimbursements                                     2.83%(a)            3.61%              6.82%(a)

 Net investment income                               5.39%(a)            5.26%              4.71%(a)

Portfolio turnover rate                                91%                147%                15%

Net assets end of period (thousands)           $    2,098          $    1,387        $       817




                                                 Six Months
                                                   Ended
                                             February 28, 1998    Year Ended August 31,
                                                                  ----------------------
                                                (Unaudited)         1997         1996
 CLASS B SHARES
Net asset value beginning of period             $     9.90       $   9.57     $   9.47
                                                ==========       ========     ========

Income from investment operations
Net investment income                                 0.20 (c)       0.41         0.41

Net realized and unrealized gain (loss) on
 investments                                          0.37           0.33         0.10
                                                ----------       --------     --------

Total from investment operations                      0.57           0.74         0.51
                                                ----------       --------     --------

Less distributions from net investment
 income                                              (0.21)         (0.41)       (0.41)
                                                ----------       ---------    ---------

Net asset value end of period                   $    10.26       $   9.90     $   9.57
                                                ==========       =========    =========

Total return (b)                                      5.74%          7.93%        5.44%

Ratios/supplemental data
Ratios to average net assets
 Expenses                                             1.44%(a)       1.69%        1.63%

 Expenses excluding indirectly paid
  expenses                                            1.44%(a)       1.69%           -

 Expenses excluding waivers and
  reimbursements                                      1.91%(a)       2.58%        3.54%

 Net investment income                                4.07%(a)       4.25%        4.21%

Portfolio turnover rate                                 26%            32%          21%

Net assets end of period (thousands)            $   11,943       $ 10,870    $   9,271




                                                                                      July 2, 1993
                                                                                    (Commencement of
                                               Eight Months                         Class Operations)
                                                   Ended            Year Ended           through
                                             August 31, 1995*   December 31, 1994   December 31, 1993
 CLASS B SHARES
Net asset value beginning of period            $     8.74          $    10.19         $     10.00
                                               ==========          ==========         ===========

Income from investment operations
Net investment income                                0.28                0.43                0.18

Net realized and unrealized gain (loss) on
 investments                                         0.73               (1.45)               0.19
                                               ----------          ----------         -----------

Total from investment operations                     1.01               (1.02)               0.37
                                               ----------          ----------         -----------

Less distributions from net investment
 income                                             (0.28)              (0.43)              (0.18)
                                               ----------          ----------         -----------

Net asset value end of period                  $     9.47          $     8.74         $     10.19
                                               ==========          ==========         ===========

Total return (b)                                    11.72%             (10.15%)              3.74%

Ratios/supplemental data
Ratios to average net assets
 Expenses                                            1.46%(a)            1.13%               0.75%(a)

 Expenses excluding indirectly paid
  expenses                                              -                   -                   -

 Expenses excluding waivers and
  reimbursements                                     3.58%(a)            4.21%               7.32%(a)

 Net investment income                               4.64%(a)            4.66%               4.15%(a)

Portfolio turnover rate                                91%                147%                 15%

Net assets end of period (thousands)           $    7,538          $    6,912         $     3,692


*  The Fund changed its fiscal year end from December 31 to August 31.
(a)  Annualized.
(b)  Excluding applicable sales charges.
(c)  Calculation based on average shares outstanding.








                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          Georgia Municipal Bond Fund




                              Financial Highlights

                (For a share outstanding throughout each period)



                                                              Six Months
                                                                Ended
                                                          February 28, 1998   Year Ended August 31,
                                                                              ----------------------
                                                             (Unaudited)         1997         1996
 CLASS  Y SHARES
Net asset value beginning of period                          $     9.90       $   9.57     $   9.47
                                                             ==========       ========     ========

Income from investment operations
Net investment income                                              0.25 (b)       0.51         0.50

Net realized and unrealized gain (loss) on investments             0.37           0.33         0.10
                                                             ----------       --------     --------

Total from investment operations                                   0.62           0.84         0.60
                                                             ----------       --------     --------

Less distributions from net investment income                     (0.26)         (0.51)       (0.50)
                                                             ----------       ---------    ---------

Net asset value end of period                                $    10.26       $   9.90     $   9.57
                                                             ==========       =========    =========

Total return                                                       6.26%          9.00%        6.48%

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                          0.25%(a)       0.69%        0.63%

 Expenses excluding indirectly paid expenses                       0.25%(a)       0.69%           -

 Expenses excluding waivers and reimbursements                     0.72%(a)       1.58%        2.51%

 Net investment income                                             5.13%(a)       5.25%        5.21%

Portfolio turnover rate                                              26%            32%          21%

Net assets end of period (thousands)                         $   64,627       $  1,180    $   1,620




                                                                            February 28, 1994
                                                                            (Commencement of
                                                            Eight Months    Class Operations)
                                                               Ended             through
                                                          August 31, 1995*  December 31, 1994
 CLASS  Y SHARES
Net asset value beginning of period                         $     8.74        $     9.83
                                                            ==========        ==========

Income from investment operations
Net investment income                                             0.35              0.42

Net realized and unrealized gain (loss) on investments            0.73             (1.09)
                                                            ----------        ----------

Total from investment operations                                  1.08             (0.67)
                                                            ----------        ----------

Less distributions from net investment income                    (0.35)            (0.42)
                                                            ----------        ----------

Net asset value end of period                               $     9.47        $     8.74
                                                            ==========        ==========

Total return                                                     12.47%            (6.86%)

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                         0.46%(a)          0.31%(a)

 Expenses excluding indirectly paid expenses                         -                 -

 Expenses excluding waivers and reimbursements                    2.58%(a)          3.39%(a)

 Net investment income                                            5.64%(a)          5.68%(a)

Portfolio turnover rate                                             91%              147%

Net assets end of period (thousands)                        $    1,339        $      284


*  The Fund changed its fiscal year end from December 31 to August 31.
(a)  Annualized.
(b)  Calculation based on average shares outstanding.



























                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                      North Carolina Municipal Bond Fund




                             Financial Highlights

                (For a share outstanding throughout each period)



                                                 Six Months
                                                   Ended
                                             February 28, 1998    Year Ended August 31,
                                                                  ----------------------
                                                (Unaudited)         1997         1996
 CLASS A SHARES
Net asset value beginning of period            $     10.37       $   9.98     $   9.95
                                               ===========       ========     ========

Income from investment operations
Net investment income                                 0.26 (c)       0.49         0.49

Net realized and unrealized gain (loss) on
 investments                                          0.35           0.40         0.02
                                               -----------       --------     --------

Total from investment operations                      0.61           0.89         0.51
                                               -----------       --------     --------

Less distributions from
Net investment income                                (0.26)         (0.50)       (0.48)

Net realized gains on investments                        0              0            0
                                               -----------       ---------    ---------

Total distributions                                  (0.26)         (0.50)       (0.48)
                                               -----------       ---------    ---------

Net asset value end of period                  $     10.72       $  10.37     $   9.98
                                               ===========       =========    =========

Total return (b)                                      5.91%          9.11%        5.21%

Ratios/supplemental data
Ratios to average net assets
 Expenses                                             0.72%(a)       1.11%        1.08%

 Expenses excluding indirectly paid
  expenses                                            0.72%(a)       1.11%           -

 Expenses excluding waivers and
  reimbursements                                      1.09%(a)       1.11%        1.35%

 Net investment income                                4.91%(a)       4.77%        4.81%

Portfolio turnover rate                                 39%            50%          86%

Net assets end of period (thousands)           $     8,505       $  8,115    $   7,989




                                                                                    January 11, 1993
                                                                                    (Commencement of
                                               Eight Months                         Class Operations)
                                                   Ended            Year Ended           through
                                             August 31, 1995*   December 31, 1994   December 31, 1993
 CLASS A SHARES
Net asset value beginning of period            $     9.16          $    10.61         $     10.00
                                               ==========          ==========         ===========

Income from investment operations
Net investment income                                0.33                0.49                0.46

Net realized and unrealized gain (loss) on
 investments                                         0.79               (1.45)               0.64
                                               ----------          ----------         -----------

Total from investment operations                     1.12               (0.96)               1.10
                                               ----------          ----------         -----------

Less distributions from
Net investment income                               (0.33)              (0.49)              (0.46)

Net realized gains on investments                       0                   0               (0.03)
                                               ----------          ----------         -----------

Total distributions                                 (0.33)              (0.49)              (0.49)
                                               ----------          ----------         -----------

Net asset value end of period                  $     9.95          $     9.16         $     10.61
                                               ==========          ==========         ===========

Total return (b)                                    12.34%              (9.12%)             11.28%

Ratios/supplemental data
Ratios to average net assets
 Expenses                                            0.92%(a)            0.79%               0.32%(a)

 Expenses excluding indirectly paid
  expenses                                              -                   -                   -

 Expenses excluding waivers and
  reimbursements                                     1.27%(a)            1.18%               1.25%(a)

 Net investment income                               5.09%(a)            5.11%               4.91%(a)

Portfolio turnover rate                               117%                126%                 57%

Net assets end of period (thousands)           $    8,279          $    7,979         $    12,739




                                                 Six Months
                                                   Ended
                                             February 28, 1998    Year Ended August
                                                                  ------------------
                                                (Unaudited)         1997         1996
 CLASS B SHARES
Net asset value beginning of period            $     10.37       $   9.98     $   9.95
                                               ===========       ========     ========

Income from investment operations
Net investment income                                 0.22 (c)       0.41         0.42

Net realized and unrealized gain (loss) on
 investment                                           0.35           0.40         0.02
                                               -----------       --------     --------

Total from investment operations                      0.57           0.81         0.44
                                               -----------       --------     --------

Less distributions from
Net investment income                                (0.22)         (0.42)       (0.41)

Net realized gains on investments                        0              0            0
                                               -----------       ---------    ---------

Total distributions                                  (0.22)         (0.42)       (0.41)
                                               -----------       ---------    ---------

Net asset value end of period                  $     10.72       $  10.37     $   9.98
                                               ===========       =========    =========

Total return (b)                                      5.52%          8.30%        4.42%

Ratios/supplemental data
Ratios to average net assets
 Expenses                                             1.47%(a)       1.86%        1.83%

 Expenses excluding indirectly paid
  expenses                                            1.47%(a)       1.86%           -

 Expenses excluding waivers and
  reimbursements                                      1.83%(a)       1.86%        2.10%

 Net investment income                                4.15%(a)       4.02%        4.06%

Portfolio turnover rate                                 39%            50%          86%

Net assets end of period (thousands)           $    48,974       $ 48,198    $  49,382




                                                                                    January 11, 1993
                                                                                    (Commencement of
                                               Eight Months                         Class Operations)
                                                   Ended            Year Ended           through
                                             August 31, 1995*   December 31, 1994   December 31, 1993
 CLASS B SHARES
Net asset value beginning of period            $     9.16          $    10.61         $     10.00
                                               ==========          ==========         ===========

Income from investment operations
Net investment income                                0.28                0.44                0.42

Net realized and unrealized gain (loss) on
 investment                                          0.79               (1.45)               0.64
                                               ----------          ----------         -----------

Total from investment operations                     1.07               (1.01)               1.06
                                               ----------          ----------         -----------

Less distributions from
Net investment income                               (0.28)              (0.44)              (0.42)

Net realized gains on investments                       0                   0               (0.03)
                                               ----------          ----------         -----------

Total distributions                                 (0.28)              (0.44)              (0.45)
                                               ----------          ----------         -----------

Net asset value end of period                  $     9.95          $     9.16         $     10.61
                                               ==========          ==========         ===========

Total return (b)                                    11.78%              (9.64%)             10.80%

Ratios/supplemental data
Ratios to average net assets
 Expenses                                            1.67%(a)            1.37%               0.79%(a)

 Expenses excluding indirectly paid
  expenses                                              -                   -                   -

 Expenses excluding waivers and
  reimbursements                                     2.02%(a)            1.76%               1.74%(a)

 Net investment income                               4.34%(a)            4.53%               4.47%(a)

Portfolio turnover rate                               117%                126%                 57%

Net assets end of period (thousands)           $   49,040          $   44,616         $    45,168


*  The Fund changed its fiscal year end from December 31 to August 31.
(a)  Annualized.
(b)  Excluding applicable sales charges.
(c)  Calculation based on average shares outstanding.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                      North Carolina Municipal Bond Fund




                             Financial Highlights

                (For a share outstanding throughout each period)



                                                              Six Months
                                                                 Ended
                                                          February 28, 1998     Year Ended August 31,
                                                                               -----------------------
                                                              (Unaudited)         1997         1996
 CLASS Y SHARES
Net asset value beginning of period                          $     10.37       $   9.98     $   9.95
                                                             ===========       ========     ========

Income from investment operations
Net investment income                                               0.22 (b)       0.51         0.51

Net realized and unrealized gain (loss) on investments              0.40           0.41         0.03
                                                             -----------       --------     --------

Total from investment operations                                    0.62           0.92         0.54
                                                             -----------       --------     --------

Less distributions from net investment income                      (0.27)         (0.53)       (0.51)
                                                             -----------       ---------    ---------

Net asset value end of period                                $     10.72       $  10.37     $   9.98
                                                             ===========       =========    =========

Total return                                                        6.04%           9.39%        5.47%

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                           0.21%(a)        0.86%        0.84%

 Expenses excluding indirectly paid expenses                        0.21%(a)        0.86%           -

 Expenses excluding waivers and reimbursements                      0.58%(a)        0.86%        1.07%

 Net investment income                                              5.15%(a)        5.02%        5.05%

Portfolio turnover rate                                               39%             50%          86%

Net assets end of period (thousands)                         $   262,482       $   4,042    $   3,771




                                                                            February 28, 1994
                                                                            (Commencement of
                                                            Eight Months    Class Operations)
                                                               Ended             through
                                                          August 31, 1995*  December 31, 1994
 CLASS Y SHARES
Net asset value beginning of period                         $     9.16        $     10.31
                                                            ==========        ===========

Income from investment operations
Net investment income                                             0.35               0.43

Net realized and unrealized gain (loss) on investments            0.79              (1.15)
                                                            ----------        -----------

Total from investment operations                                  1.14              (0.72)
                                                            ----------        -----------

Less distributions from net investment income                    (0.35)             (0.43)
                                                            ----------        -----------

Net asset value end of period                               $     9.95        $      9.16
                                                            ==========        ===========

Total return                                                     12.52%             (7.01%)

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                         0.67%(a)           0.59%(a)

 Expenses excluding indirectly paid expenses                         -                  -

 Expenses excluding waivers and reimbursements                    1.02%(a)           0.98%(a)

 Net investment income                                            5.34%(a)           5.58%(a)

Portfolio turnover rate                                            117%               126%

Net assets end of period (thousands)                        $    1,006        $       642


*  The Fund changed its fiscal year end from December 31 to August 31.
(a)  Annualized.
(b)  Calculation based on average shares outstanding.










                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                      South Carolina Municipal Bond Fund




                             Financial Highlights

                (For a share outstanding throughout each period)



                                                                                                               January 3, 1994
                                                 Six Months                                                   (Commencement of
                                                   Ended                                     Eight Months     Class Operations)
                                             February 28, 1998  Year Ended August 31,           Ended             through
                                                                ----------------------
                                                (Unaudited)         1997         1996      August 31, 1995*   December 31, 1994
 CLASS A SHARES
Net asset value beginning of period            $     10.08       $   9.69     $   9.59        $    8.62         $     10.00
                                               ===========       ========     ========        =========         ===========

Income from investment operations
Net investment income                                 0.23 (c)       0.48         0.49             0.34                0.46

Net realized and unrealized gain (loss) on
 investments                                          0.28           0.40         0.10             0.97               (1.38)
                                               -----------       --------     --------        ---------         -----------

Total from investment operations                      0.51           0.88         0.59             1.31               (0.92)
                                               -----------       --------     --------        ---------         -----------

Less distributions from
Net investment income                                (0.23)         (0.48)       (0.49)           (0.34)              (0.46)

Net realized gains on investments                    (0.03)         (0.01)           0                0                   0
                                               -----------       ---------    ---------       ---------         -----------

Total distributions                                  (0.26)         (0.49)       (0.49)           (0.34)              (0.46)
                                               -----------       ---------    ---------       ---------         -----------

Net asset value end of period                  $     10.33       $  10.08     $   9.69        $    9.59         $      8.62
                                               ===========       =========    =========       =========         ===========

Total return (b)                                      5.11%          9.33%        6.23%           15.35%              (9.32%)

Ratios/supplemental data
Ratios to average net assets
 Expenses                                             0.86%(a)       0.98%        0.86%            0.53%(a)            0.25%(a)

 Expenses excluding indirectly paid
  expenses                                            0.85%(a)       0.98%           -               -                    -

 Expenses excluding waivers and
  reimbursements                                      1.22%(a)       2.16%        4.00%           6.50%(a)            10.71%(a)

 Net investment income                                4.63%(a)       4.87%        4.98%           5.41%(a)             5.57%(a)

Portfolio turnover rate                                 13%            62%          37%             66%                  23%

Net assets end of period (thousands)           $     1,288       $  1,025    $     841       $     610         $        312




                                                                                                               January 3, 1994
                                                 Six Months                                                   (Commencement of
                                                   Ended                                     Eight Months     Class Operations)
                                             February 28, 1998    Year Ended August 31,          Ended             through
                                                                  ----------------------
                                                (Unaudited)         1997         1996      August 31, 1995*   December 31, 1994
 CLASS B SHARES
Net asset value beginning of period            $     10.08       $   9.69     $   9.59        $    8.62         $     10.00
                                               ===========       ========     ========        =========         ===========

Income from investment operations
Net investment income                                 0.19 (c)       0.41         0.41             0.29                0.41

Net realized and unrealized gain (loss) on
 investments                                          0.28           0.40         0.10             0.97               (1.38)
                                               -----------       --------     --------        ---------          -----------

Total from investment operations                      0.47           0.81         0.51             1.26               (0.97)
                                               -----------       --------     --------        ---------          -----------

Less distributions from
Net investment income                                (0.19)         (0.41)       (0.41)           (0.29)              (0.41)

Net realized gains on investments                    (0.03)         (0.01)           0                0                   0
                                               -----------       ---------    ---------       ---------          -----------

Total distributions                                  (0.22)         (0.42)        (0.41)           (0.29)              (0.41)
                                               -----------       ---------    ---------       ---------          -----------

Net asset value end of period                  $     10.33       $  10.08     $    9.69        $    9.59         $      8.62
                                               ===========       =========    =========       =========          ===========

Total return (b)                                      4.72%          8.52%         5.43%           14.77%              (9.83%)

Ratios/supplemental data
Ratios to average net assets
 Expenses                                             1.61%(a)       1.73%        1.61%             1.28%(a)            0.87%(a)

 Expenses excluding indirectly paid
  expenses                                            1.60%(a)       1.73%           -                 -                   -

 Expenses excluding waivers and
  reimbursements                                      1.98%(a)       2.91%        4.76%             7.25%(a)           11.33%(a)

 Net investment income                                3.83%(a)       4.13%        4.23%             4.66%(a)            4.88%(a)

Portfolio turnover rate                                 13%            62%          37%               66%                 23%

Net assets end of period (thousands)           $     4,579       $  4,734     $  4,282        $    3,542         $     2,456


*  The Fund changed its fiscal year end from December 31 to August 31.
(a)  Annualized.
(b)  Excluding applicable sales charges.
(c)  Calculation based on average shares outstanding.


                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                      South Carolina Municipal Bond Fund




                             Financial Highlights

                (For a share outstanding throughout each period)



                                                              Six Months
                                                                Ended
                                                          February 28, 1998    Year Ended August 31,
                                                                              -----------------------
                                                             (Unaudited)         1997         1996
 CLASS Y SHARES
Net asset value beginning of period                         $     10.08       $   9.69     $   9.59
                                                            ===========       ========     ========

Income from investment operations
Net investment income                                              0.20 (b)       0.51         0.51

Net realized and unrealized gain (loss) on investments             0.33           0.40         0.10
                                                            -----------       --------     --------

Total from investment operations                                   0.53           0.91         0.61
                                                            -----------       --------     --------

Less distributions from
Net investment income                                             (0.25)         (0.51)       (0.51)

Net realized gains on investments                                 (0.03)         (0.01)           0
                                                            -----------       ---------    ---------

Total distributions                                               (0.28)         (0.52)       (0.51)
                                                            -----------       ---------    ---------

Net asset value end of period                               $     10.33       $  10.08     $   9.69
                                                            ===========       =========    =========

Total return                                                       5.24%           9.60%        6.49%

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                          0.49%(a)        0.73%        0.62%

 Expenses excluding indirectly paid expenses                       0.48%(a)        0.73%           -

 Expenses excluding waivers and reimbursements                     0.75%(a)        1.91%        3.70%

 Net investment income                                             4.79%(a)        5.12%        5.22%

Portfolio turnover rate                                              13%             62%          37%

Net assets end of period (thousands)                        $    61,885       $   7,012    $   4,555




                                                                             February 28, 1994
                                                                             (Commencement of
                                                            Eight Months     Class Operations)
                                                                Ended             through
                                                          August 31, 1995*   December 31, 1994
 CLASS Y SHARES
Net asset value beginning of period                         $     8.62         $     9.74
                                                            ==========         ==========

Income from investment operations
Net investment income                                             0.35               0.43

Net realized and unrealized gain (loss) on investments            0.97              (1.12)
                                                            ----------         ----------

Total from investment operations                                  1.32              (0.69)
                                                            ----------         ----------

Less distributions from
Net investment income                                            (0.35)             (0.43)

Net realized gains on investments                                    0                  0
                                                            ----------         ----------

Total distributions                                              (0.35)             (0.43)
                                                            ----------         ----------

Net asset value end of period                               $     9.59         $     8.62
                                                            ==========         ==========

Total return                                                     15.54%             (7.12%)

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                         0.28%(a)           0.00%(a)

 Expenses excluding indirectly paid expenses                         -                  -

 Expenses excluding waivers and reimbursements                    6.25%(a)          10.46%(a)

 Net investment income                                            5.66%(a)           5.92%(a)

Portfolio turnover rate                                             66%                23%

Net assets end of period (thousands)                        $    1,673         $       92


*  The Fund changed its fiscal year end from December 31 to August 31.
(a)  Annualized.
(b)  Calculation based on average shares outstanding.




















                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                         Virginia Municipal Bond Fund




                             Financial Highlights

                (For a share outstanding throughout each period)



                                                 Six Months
                                                   Ended
                                             February 28, 1998     Year Ended August 31,
                                                                   ----------------------
                                                (Unaudited)         1997         1996
 CLASS A SHARES
Net asset value beginning of period            $     10.05       $   9.68     $   9.67
                                               ===========       ========     ========

Income from investment operations
Net investment income                                 0.24 (c)       0.50         0.48

Net realized and unrealized gain (loss) on
 investments                                          0.30           0.37         0.01
                                               -----------       --------     --------

Total from investment operations                      0.54           0.87         0.49
                                               -----------       --------     --------

Less distributions from net investment
 income                                              (0.24)         (0.50)      (0.48)
                                               -----------       ---------    ---------

Net asset value end of period                  $     10.35       $  10.05     $   9.68
                                               ===========       =========    =========

Total return (b)                                      5.46%           9.05%        5.12%

Ratios/supplemental data
Ratios to average net assets
 Expenses                                             0.72%(a)        1.03%        0.93%

 Expenses excluding indirectly paid
  expenses                                            0.72%(a)        1.02%           -

 Expenses excluding waivers and
  reimbursements                                      1.14%(a)        1.84%        3.47%

 Net investment income                                4.80%(a)        4.95%        4.83%

Portfolio turnover rate                                 18%             72%          68%

Net assets end of period (thousands)           $     3,189       $   2,934    $   2,892




                                                                                     July 2, 1993
                                                                                   (Commencement of
                                               Eight Months                        Class Operations)
                                                   Ended           Year Ended           through
                                             August 31, 1995*   December 31, 1994  December 31, 1993
 CLASS A SHARES
Net asset value beginning of period            $     8.85          $    10.19        $     10.00
                                               ==========          ==========        ===========

Income from investment operations
Net investment income                                0.33                0.47               0.20

Net realized and unrealized gain (loss) on
 investments                                         0.82               (1.34)              0.19
                                               ----------          ----------        -----------

Total from investment operations                     1.15               (0.87)              0.39
                                               ----------          ----------        -----------

Less distributions from net investment
 income                                             (0.33)              (0.47)             (0.20)
                                               ----------          ----------        -----------

Net asset value end of period                  $     9.67          $     8.85        $     10.19
                                               ==========          ==========        ===========

Total return (b)                                    13.09%              (8.60%)             3.89%

Ratios/supplemental data
Ratios to average net assets
 Expenses                                            0.72%(a)            0.53%              0.25%(a)

 Expenses excluding indirectly paid
  expenses                                              -                   -                  -

 Expenses excluding waivers and
  reimbursements                                     3.83%(a)            5.14%              7.75%(a)

 Net investment income                               5.17%(a)            5.11%              4.64%(a)

Portfolio turnover rate                                87%                 59%                 0%

Net assets end of period (thousands)           $    1,983          $    1,606        $     1,306




                                                  Six Months
                                                    Ended
                                              February 28, 1998   Year Ended August 31,
                                                                  ---------------------
                                                 (Unaudited)          1997         1996
 CLASS B SHARES
Net asset value beginning of period             $     10.05        $   9.68     $   9.67
                                                ===========        ========     ========

Income from investment operations
Net investment income                                  0.21 (c)        0.41         0.41

Net realized and unrealized gain (loss) on
 investments                                           0.30            0.37         0.01
                                                -----------        --------     --------

Total from investment operations                       0.51            0.78         0.42
                                                -----------        --------     --------

Less distributions from net investment
 income                                               (0.21)          (0.41)       (0.41)
                                                -----------        ---------    ---------

Net asset value end of period                   $     10.35        $  10.05     $   9.68
                                                ===========        =========    =========

Total return (b)                                       5.07%            8.24%        4.34%

Ratios/supplemental data
Ratios to average net assets
 Expenses                                              1.47%(a)         1.79%        1.68%

 Expenses excluding indirectly paid
  expenses                                             1.47%(a)         1.78%           -

 Expenses excluding waivers and
  reimbursements                                       1.89%(a)         2.59%        4.23%

 Net investment income                                 4.05%(a)         4.21%        4.09%

Portfolio turnover rate                                  18%              72%          68%

Net assets end of period (thousands)            $     7,643        $   6,695    $   5,963




                                                                                      July 2, 1993
                                                                                    (Commencement of
                                               Eight Months                         Class Operations)
                                                   Ended            Year Ended           through
                                             August 31, 1995*   December 31, 1994   December 31, 1993
 CLASS B SHARES
Net asset value beginning of period            $     8.85          $    10.19         $     10.00
                                               ==========          ==========         ===========

Income from investment operations
Net investment income                                0.28                0.42                0.17

Net realized and unrealized gain (loss) on
 investments                                         0.82               (1.34)               0.19
                                               ----------          ----------         -----------

Total from investment operations                     1.10               (0.92)               0.36
                                               ----------          ----------         -----------

Less distributions from net investment
 income                                             (0.28)              (0.42)              (0.17)
                                               ----------          ----------         -----------

Net asset value end of period                  $     9.67          $     8.85         $     10.19
                                               ==========          ==========         ===========

Total return (b)                                    12.53%              (9.13%)              3.66%

Ratios/supplemental data
Ratios to average net assets
 Expenses                                            1.47%(a)            1.12%               0.75%(a)

 Expenses excluding indirectly paid
  expenses                                              -                   -                   -

 Expenses excluding waivers and
  reimbursements                                     4.58%(a)            5.73%               8.25%(a)

 Net investment income                               4.42%(a)            4.54%               4.25%(a)

Portfolio turnover rate                                87%                 59%                  0%

Net assets end of period (thousands)           $    5,083          $    3,817         $     2,235


*  The Fund changed its fiscal year end from December 31 to August 31.
(a)  Annualized.
(b)  Excluding applicable sales charges.
(c)  Calculation based on average shares outstanding.








                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                         Virginia Municipal Bond Fund




                             Financial Highlights

                (For a share outstanding throughout each period)



                                                              Six Months
                                                                Ended
                                                          February 28, 1998     Year Ended August 31,
                                                                                ----------------------
                                                             (Unaudited)         1997         1996
 CLASS Y SHARES
Net asset value beginning of period                         $     10.05       $   9.68     $   9.67
                                                            ===========       ========     ========

Income from investment operations
Net investment income                                              0.21 (b)       0.51         0.50

Net realized and unrealized gain (loss) on investments             0.35           0.37         0.01
                                                            -----------       --------     --------

Total from investment operations                                   0.56           0.88         0.51
                                                            -----------       --------     --------

Less distributions from net investment income                     (0.26)         (0.51)       (0.50)
                                                            -----------       ---------    ---------

Net asset value end of period                               $     10.35       $  10.05     $   9.68
                                                            ===========       =========    =========

Total return                                                       5.59%          9.32%        5.38%

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                          0.28%(a)       0.79%        0.70%

 Expenses excluding indirectly paid expenses                       0.27%(a)       0.78%           -

 Expenses excluding waivers and reimbursements                     0.70%(a)       1.60%        3.24%

 Net investment income                                             5.03%(a)       5.27%        5.05%

Portfolio turnover rate                                              18%            72%          68%

Net assets end of period (thousands)                        $    83,618       $  6,195    $   4,266




                                                                             February 28, 1994
                                                                             (Commencement of
                                                            Eight Months     Class Operations)
                                                                Ended             through
                                                          August 31, 1995*   December 31, 1994
 CLASS Y SHARES
Net asset value beginning of period                         $     8.85         $     9.83
                                                            ==========         ==========

Income from investment operations
Net investment income                                             0.34               0.41

Net realized and unrealized gain (loss) on investments            0.82              (0.98)
                                                            ----------         ----------

Total from investment operations                                  1.16              (0.57)
                                                            ----------         ----------

Less distributions from net investment income                    (0.34)             (0.41)
                                                            ----------         ----------

Net asset value end of period                               $     9.67         $     8.85
                                                            ==========         ==========

Total return                                                     13.28%             (5.80%)

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                         0.47%(a)           0.28%(a)

 Expenses excluding indirectly paid expenses                         -                  -

 Expenses excluding waivers and reimbursements                    3.58%(a)           4.89%(a)

 Net investment income                                            5.42%(a)           5.54%(a)

Portfolio turnover rate                                             87%                59%

Net assets end of period (thousands)                        $      965         $      344


*  The Fund changed its fiscal year end from December 31 to August 31.
(a)  Annualized.
(b)  Calculation based on average shares outstanding.




















                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                    Florida High Income Municipal Bond Fund




                            Schedule of Investments

                         February 28, 1998 (unaudited)




      Principal
       Amount                                                      Value
MUNICIPAL OBLIGATIONS - 97.4%
                       California - 6.5%
$16,250,000           California Statewide Communities
                      Development Authority, Special
                      Assessment, United Air Lines
                      Incorporated
                      5.63%, 10/1/34 ...................     $16,477,175
                                                             -----------
                         Florida - 88.9%
    745,000           Alachua County, Florida,
                      Health Facilities Authority
                      Revenue, Beverly Enterprises
                      Project
                      10.13%, 4/1/10 ...................         795,474
    750,000           Arbor Greene, Florida,
                      Community Development
                      District, Special Assessment
                      Revenue
                      7.60%, 5/1/18 ....................         808,478
  1,000,000           Bay County, Florida, Hospital
                      Systems Revenue, Bay Medical
                      Center Project
                      8.00%, 10/1/12 ...................       1,193,310
    100,000           Baytree, Florida, Community
                      Development District, Special
                      Assessment Revenue,
                      8.75%, 5/1/12 ....................         110,270
                      Bobcat Trail, Florida,
                      Community Development District
                      Revenue:
  2,000,000            6.75%, 5/1/04 ...................       2,016,280
  1,100,000            7.50%, 5/1/19 ...................       1,126,026
    750,000           Boynton Beach, Florida,
                      Housing Mortgage, Clipper Cove
                      Apartments
                      6.35%, 7/1/16 ....................         793,808
                      Brevard County, Florida,
                      Health Facilities Authority
                      Revenue, Courtenay Springs Village:
    820,000            7.38%, 11/15/04 .................         890,233
  1,875,000            7.50%, 11/15/12 .................       2,047,575
  1,000,000           Brevard County, Florida,
                      Tourist Development Tax Revenue,
                      Marlins Spring
                      6.88%, 3/1/13 ....................       1,085,050
    965,000           Broward County, Florida,
                      Housing Finance Authority Revenue,
                      Series A
                      7.35%, 3/1/23, (GNMA) ............       1,022,022
                      Cape Coral, Florida, Health
                      Facilities Authority Revenue:
  1,000,000            5.50%, 10/1/17 ..................       1,015,370
  1,400,000            5.63%, 10/1/27 ..................       1,445,094
  2,000,000           Clay County, Florida, Housing
                      Finance Authority Revenue,
                      Single Family Mortgage,
                      Multi-County Program
                      5.95%, 10/1/19 ...................       2,087,400
  2,850,000           Cory Lakes, Florida,
                      Community Development
                      District Revenue
                      8.38%, 5/1/17 ....................       3,023,793
  1,080,000           Crossings at Fleming Island,
                      Florida, Community
                      Development District, Utility
                      Revenue
                      7.38%, 10/1/19 ...................       1,141,301


      Principal
       Amount                                                      Value
MUNICIPAL OBLIGATIONS - continued
                      Florida - continued
$   500,000           Dade County, Florida,
                      Multifamily Mortgage Revenue
                      6.00%, 11/1/32 ...................     $   508,775
  4,000,000           Dade County, Florida, Single
                      Family Mortgage Revenue, Step
                      Bond (Eff. Yield 5.19%) (a)
                      5.60%, 4/1/27 ....................       4,247,840
  2,310,000           Duval County, Florida,
                      Housing Finance Authority Revenue,
                      Saint Augustine Apartments Project
                      6.00%, 3/1/21 ....................       2,380,062
  1,500,000           Eastlake Oaks, Florida,
                      Community Development
                      District Revenue
                      7.75%, 5/1/17 ....................       1,603,080
                      Escambia County, Florida,
                      Health Facilities Authority Revenue:
                      Azalea Trace Incorporated:
  2,905,000            6.00%, 1/1/15 ...................       3,000,633
  2,250,000            6.10%, 1/1/19 ...................       2,342,182
    535,000            9.25%, 1/1/06 ...................         569,973
  1,500,000            Baptist Hospital Incorporated,
                      Series B
                      6.00%, 10/1/14 ...................       1,580,670
  4,400,000           Escambia County, Florida,
                      Housing Finance Authority
                      Revenue, Single Family
                      Mortgage, Multi-County Program
                      6.85%, 10/1/17 ...................       4,681,072
                      Escambia County, Florida,
                      Pollution Control Revenue, Champion
                      International Corporate Project:
  3,000,000            6.40%, 9/1/30 ...................       3,303,450
  2,000,000            6.90%, 8/1/22 ...................       2,242,780
                      Florida State Housing Finance
                      Agency Revenue:
  1,600,000            5.80%, 8/1/17 ...................       1,648,464
  4,905,000            5.95%, 2/1/30 ...................       5,088,349
  2,945,000            6.00%, 6/1/39 ...................       3,070,987
  1,395,000            8.00%, 2/1/30 ...................       1,193,241
  1,000,000            The Vineyards Project, Series H
                      6.50%, 11/1/25 ...................       1,042,160
                      Grand Haven, Florida,
                      Community Development District,
                      Special Assessment Revenue,
                      Series A:
  3,700,000            6.30%, 5/1/02 ...................       3,791,649
  3,850,000            6.90%, 5/1/19 ...................       3,963,228
  2,000,000           Greater Orlando, Florida,
                      Aviation Authority Revenue
                      5.13%, 10/1/17 ...................       1,996,220
  5,170,000           Halifax, Florida, Health Care
                      Facilities Revenue
                      5.20%, 4/1/18 ....................       5,080,559
  3,000,000           Heritage Harbor, Florida,
                      Community Development
                      District Revenue
                      7.75%, 5/1/19 ....................       2,965,710
  4,200,000           Heritage Pines, Florida,
                      Community Development
                      District Revenue
                      6.25%, 5/15/98 ...................       4,218,984

                                   EVERGREEN
                    Florida High Income Municipal Bond Fund




                      Schedule of Investments (continued)

                         February 28, 1998 (unaudited)




      Principal
       Amount                                                      Value
MUNICIPAL OBLIGATIONS - continued
                      Florida - continued
$3,610,000            Hernando County, Florida,
                      Industrial Development Authority
                      Revenue, Crushed Stone Company
                      8.50%, 12/1/14 ...................     $ 4,131,464
 1,545,000            Hialeah Gardens, Florida,
                      Industrial Development Authority
                      Revenue, Waterford Convalescent,
                      Series A
                      7.88%, 12/1/07 ...................       1,684,838
   600,000            Hillsborough County, Florida,
                      Aviation Authority Revenue,
                      US Air Project, Series 2
                      8.60%, 1/15/22 ...................         680,904
 1,000,000            Hillsborough County, Florida,
                      Housing Finance Agency Revenue
                      5.88%, 10/1/30 ...................       1,035,250
 3,350,000            Homestead, Florida,
                      Industrial Development Authority
                      Revenue, Community Rehabilitation
                      Providers Program, Series A
                      7.95%, 11/1/18 ...................       3,662,120
 2,500,000            Indian Trace, Florida,
                      Community Water Management,
                      Special Benefit, General Obligation,
                      Subseries B
                      8.25%, 5/1/11 ....................       2,877,675
                      Jacksonville, Florida, Health
                      Facilities Authority Revenue,
                      National Benevolent Association,
                      Cypress Village Project:
   750,000             7.00%, 12/1/14 ..................         818,287
 1,020,000             7.00%, 12/1/22 ..................       1,112,647
   500,000             8.00%, 12/1/15 ..................         586,425
 2,500,000            Lake Bernadette, Florida,
                      Community Development
                      District, Special Assessment
                      Revenue, Series A
                      8.00%, 5/1/17 ....................       2,664,000
 3,200,000            Lake County, Florida,
                      Resources Recovery Industrial
                      Development, NRG/Recovery Group
                      Incorporated, Series 1993A
                      5.85%, 10/1/09 ...................       3,348,352
 2,295,000            Largo, Florida, Sun Coast
                      Health Systems Revenue
                      6.20%, 3/1/13 ....................       2,325,294
                      Lee County, Florida, Housing
                      Finance Authority Revenue,
                      Single Family Mortgage, Multi-
                      County Program, Series A:
   895,000             7.20%, 3/1/27 ...................       1,008,432
 2,780,000             Subseries 2, Step Bond,
                      (Eff. Yield 4.80%)(a)
                      0.00%, 3/1/29 ....................       3,072,150
   965,000             Subseries 2
                      7.45%, 9/1/27 ....................       1,087,362
 1,685,000             Subseries 3
                      7.50%, 9/1/27 ....................       1,912,762


      Principal
       Amount                                                      Value
MUNICIPAL OBLIGATIONS - continued
                      Florida - continued
                      Lee County, Florida,
                      Industrial Development Authority
                      Revenue:
$1,005,000             5.80%, 10/1/06 ..................     $ 1,030,899
 1,155,000             5.88%, 10/1/27 ..................       1,180,537
 3,840,000             6.25%, 10/1/17 ..................       3,987,418
 3,275,000             6.38%, 10/1/25 ..................       3,432,134
   830,000            Lee County, Florida,
                      Industrial Development Authority
                      Revenue, Encore Nursing Center
                      8.13%, 12/1/07 ...................         922,728
 2,790,000            Leon County, Florida,
                      Educational Facilities Authority
                      Revenue, Series A
                      8.25%, 5/1/14, (GNMA) ............       2,934,689
   950,000            Manatee County, Florida,
                      Housing Finance Authority Revenue,
                      Single Family Mortgage, Subseries 1
                      7.45%, 5/1/27 ....................       1,075,058
 1,125,000            Manatee County, Florida,
                      Housing Finance Authority
                      Revenue, Multifamily Housing,
                      Conquistador, Series A
                      6.25%, 10/1/22 ...................       1,203,165
                      Martin County, Florida,
                      Industrial Development Authority
                      Revenue, Indiantown Cogeneration
                      Project:
 2,175,000             Series A
                      7.88%, 12/15/25 ..................       2,552,515
   650,000             Series B
                      8.05%, 12/15/25 ..................         769,002
 1,245,000            Meadow Point II, Florida,
                      Community Development District,
                      Capital Improvement Revenue
                      7.75%, 5/1/18 ....................       1,326,523
                      Miami Beach, Florida,
                      Redevelopment Agency Tax
                      Increment Revenue, City
                      Center Historic Convention:
 1,000,000             6.25%, 12/1/16 ..................       1,060,200
   500,000             6.35%, 12/1/22 ..................         530,365
                      North Springs, Florida,
                      Improvement District, Special
                      Assessment Revenue:
   300,000             7.00%, 5/1/19 ...................         308,016
 1,950,000             Heron Bay Project
                      7.00%, 5/1/19 ....................       2,031,549
 3,750,000             Parkland Isles Project, Series B
                      6.25%, 5/1/05 ....................       3,809,512
 1,285,000             Water Management, Series A
                      8.20%, 5/1/24 ....................       1,419,501
 2,500,000            Northern Palm Beach County,
                      Florida, Water Control and
                      Improvement Revenue, Unit
                      Development 9A, Series A
                      7.20%, 8/1/16 ....................       2,718,775
                      Northern Palm Beach County,
                      Florida, Water Control District,
                      Special Assessment Revenue:
   500,000             6.88%, 11/1/13 ..................         549,960
   500,000             7.00%, 8/1/15 ...................         551,630

                                   EVERGREEN
                    Florida High Income Municipal Bond Fund




                      Schedule of Investments (continued)

                         February 28, 1998 (unaudited)




      Principal
       Amount                                                       Value
MUNICIPAL OBLIGATIONS - continued
                      Florida - continued
$1,500,000            Northwood, Florida, Community
                      Development District Revenue
                      7.60%, 5/1/17 .....................     $ 1,589,025
 2,605,000            Ocean Highway and Port
                      Authority, Florida, Pollution
                      Control Revenue, Solid Waste,
                      Jefferson Smurfit Corporation
                      6.50%, 11/1/06 ....................       2,729,493
                      Orange County, Florida,
                      Health Facilities Authority Revenue:
 1,040,000             Lakeside Apartments, Incorporated
                      6.50%, 7/1/13 .....................       1,141,639
   395,000             Orlando Lutheran Tower
                      8.40%, 7/1/14 .....................         454,926
                      Orange County, Florida,
                      Housing Finance Authority Revenue,
                      Single Family Mortgage, Series B:
 1,000,000             5.80%, 9/1/17 ....................       1,036,560
 2,500,000             5.88%, 3/1/28 ....................       2,592,125
   600,000             6.85%, 10/1/27 ...................         644,358
 2,125,000             8.10%, 11/1/21 ...................       2,234,799
 1,050,000            Osceola County, Florida,
                      Housing Finance Authority Revenue,
                      Tierra Vista Apartments Project,
                      Series A
                      5.75%, 12/1/22 ....................       1,073,331
 2,000,000            Osceola County, Florida,
                      Industrial Development Authority
                      Revenue, Community Provider,
                      Pooled Loan Project, Series A
                      7.75%, 7/1/17 .....................       2,174,020
   565,000            Overoaks, Florida, Community
                      Development District, Capital
                      Improvement Revenue
                      8.25%, 5/1/17 .....................         582,933
                      Palm Beach County, Florida,
                      Health Facilities Authority Revenue,
                      Abbey Delray South Project:
   975,000             5.20%, 10/1/06 ...................         990,171
   500,000             5.30%, 10/1/07 ...................         508,875
 2,750,000             5.50%, 10/1/11 ...................       2,786,987
 2,500,000             5.50%, 10/1/15 ...................       2,524,625
 1,500,000            Palm Beach County, Florida,
                      Industrial Development Authority
                      Revenue, Geriatric Care Incorporated
                      Project
                      6.55%, 12/1/16 ....................       1,640,010
 3,695,000            Pasco County, Florida,
                      Housing Finance Authority Revenue,
                      Multifamily, Oak Trail Apartments
                      Project, Series A
                      5.35%, 6/1/27 .....................       3,845,719
                      Pinellas County, Florida,
                      Educational Facilities Authority
                      Revenue:
 3,100,000             Clearwater Christian College
                      8.00%, 2/1/11 .....................       3,324,440
   685,000             Eckerd College
                      7.75%, 7/1/14 .....................         748,719


      Principal
       Amount                                                       Value
MUNICIPAL OBLIGATIONS - continued
                      Florida - continued
                      Pinellas County, Florida,
                      Health Facilities Authority Revenue:
$  150,000             6.75%, 10/1/00 ...................     $   152,496
   100,000             7.00%, 10/1/01 ...................         102,232
   200,000             7.25%, 10/1/02 ...................         210,630
 1,100,000             8.00%, 10/1/08 ...................       1,195,469
 1,000,000            Plantation, Florida, Health
                      Facilities Authority Revenue
                      5.00%, 12/1/14 ....................         982,770
 5,000,000            Polk County, Florida,
                      Industrial Development Authority
                      Revenue, IMC Fertilizer, Series A
                      7.53%, 1/1/15 .....................       5,413,550
 1,000,000            Port Everglades, Florida,
                      Port Authority Revenue, Series A
                      7.50%, 9/1/12 .....................       1,060,230
 1,580,000            Quantum, Florida, Community
                      Development District, Special
                      Assessment Revenue
                      7.75%, 3/1/14 .....................       1,709,449
   985,000            Riverwood, Florida, Community
                      Development District, Sewer
                      Systems Revenue
                      7.75%, 10/1/14 ....................       1,059,722
                      Sarasota County, Florida,
                      Health Facilities Authority Revenue:
 1,000,000             Jewish Housing Council
                      7.38%, 7/1/16 .....................       1,081,450
 1,500,000             Manatee Jewish Housing Council
                      6.70%, 7/1/25 .....................       1,573,410
 1,000,000             Sunnyside Properties
                      6.00%, 5/15/10 ....................       1,038,190
 1,830,000            Seminole, Florida, Water Control
                      District, Special Assessment, Unit of
                      Development No. 2
                      7.25%, 8/1/22 .....................       1,939,343
                      St. John's County, Florida,
                      Industrial Development
                      Authority Revenue:
 1,250,000             5.25%, 3/1/11 ....................       1,283,662
 2,000,000             5.50%, 3/1/17 ....................       2,068,460
 2,500,000             Bayview Project, Series A
                      7.10%, 10/1/26 ....................       2,703,950
 2,500,000             Vicars Landing Project, Series A
                      6.75%, 2/15/12 ....................       2,658,750
 2,500,000            Tampa, Florida, Health
                      Systems Revenue, Catholic
                      Health, Series A-3
                      4.75%, 11/15/28, (MBIA) ...........       2,320,950
 1,000,000            Tarpon Springs, Health
                      Facilities Authority Revenue,
                      Helen Ellis Memorial Hospital Project
                      7.50%, 5/1/11 .....................       1,078,720
 1,715,000            Village, Florida, Community
                      Development District Revenue
                      5.20%, 5/1/19 .....................       1,717,332
                      Volusia County, Florida,
                      Educational Facilities Authority
                      Revenue, Embry-Riddle Aero,
                      Series A:
 1,025,000             6.13%, 10/15/16 ..................       1,091,276
 5,000,000             6.13%, 10/15/26 ..................       5,302,450

                                   EVERGREEN
                    Florida High Income Municipal Bond Fund




                      Schedule of Investments (continued)

                         February 28, 1998 (unaudited)




   Principal
    Amount                                             Value
MUNICIPAL OBLIGATIONS - continued
              Florida - continued
 $ 2,000,000  Volusia County, Florida,
              Industrial Development Authority,
              First Mortgage Revenue
              7.63%, 11/1/26 ..................    $  2,168,740
              Westchase East, Florida,
              Community Development District,
              Capital Improvement Revenue:
   1,350,000   7.30%, 5/1/18 ..................       1,426,181
   1,775,000   7.50%, 5/1/17 ..................       1,878,624
   1,000,000  Winter Garden, Florida,
              Industrial Development Authority
              Revenue, Beverly Enterprises
              8.75%, 7/1/12 ...................       1,130,170
              Winter Haven, Florida,
              Housing Authority Revenue,
              Multi-Family Mortgage, Abbey
              Lane Apartments, Series C:
     250,000   7.00%, 7/1/12, (FNMA) ..........         267,040
     250,000   7.00%, 7/1/24, (FNMA) ..........         266,243
                                                   ------------
                                                    224,027,934
                                                   ------------
              U.S. Virgin Islands - 0.9%
   2,000,000  Virgin Islands, Water and Power
              Authority Revenue, Series B
              7.60%, 1/1/12 ...................       2,245,420
                                                   ------------


   Principal
    Amount                                             Value
MUNICIPAL OBLIGATIONS - continued
              Puerto Rico - 1.1%
 $ 1,475,000  Commonwealth of Puerto Rico,
              Port Authority Revenue,
              American Airlines Project, Series A
              6.25%, 6/1/26 ...................    $  1,599,696
   1,000,000  Puerto Rico Industrial
              Tourist Educational Medical
              and Environmental Control
              Facilities Revenue, Mennonite
              General Hospital Project, Series A
              6.50%, 7/1/12 ...................       1,089,020
                                                   ------------
                                                      2,688,716
                                                   ------------
              Total Municipal Obligations
              (cost $234,558,969)..............     245,439,245
                                                   ============


    Shares
MUTUAL FUND SHARES - 0.5% (cost $1,113,000)
  1,113,000   Federated Municipal Obligation Fund      1,113,000
                                                       ---------
              Total Investments -
              (cost $235,671,969) .....     97.9%    246,552,245
              Other Assets and
              Liabilities - Net .......      2.1       5,350,522
                                           -----     -----------
              Net Assets - ............    100.0%   $251,902,767
                                           =====    ============

(a) Effective Yield (calculated at the date of purchase) is the yield at which the bond accretes on an annual basis until maturity date.



Legend of Portfolio Abbreviations:
FNMA  Insured by Federal National Mortgage Association
GNMA  Insured by Government National Mortgage Association
MBIA  Insured by Municipal Bond Investors Assurance Corporation































                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          Florida Municipal Bond Fund




                            Schedule of Investments

                         February 28, 1998 (unaudited)




      Principal
       Amount                                                         Value
MUNICIPAL OBLIGATIONS - 96.8%
                       Florida - 95.8%
$4,000,000            Alachua County, Florida,
                      Health Facilities Authority,
                      Shands Teaching Hospital, Series A
                      6.25%, 12/1/16, (MBIA) ..............     $4,591,480
 3,750,000            Brevard County, Florida,
                      Housing Finance Authority
                      Revenue Bond, Multifamily
                      Housing, Windover Oaks, Series A
                      6.90%, 2/1/27, (FNMA) ...............      4,255,237
 3,000,000            Broward County, Florida,
                      General Obligation, Series C
                      6.00%, 1/1/04 .......................      3,235,260
 1,515,000            Broward County, Florida,
                      Housing Finance Authority
                      Revenue Bond, Series B
                      7.13%, 3/1/17, (GNMA) ...............      1,601,688
                      Broward County, Florida,
                      School District, Refunding
                      Revenue Bond:
 3,000,000             5.40%, 2/15/05 .....................      3,200,250
 3,350,000             5.60%, 2/15/07, (AMBAC) ............      3,590,865
 3,000,000             5.70%, 2/15/01 .....................      3,145,140
 1,000,000            Charlotte County, Florida,
                      Utility Revenue Bond
                      6.75%, 10/1/13, (FGIC) ..............      1,146,630
10,500,000            Clearwater Florida, Housing
                      Authority Revenue, Affordable
                      Housing Acquisition Program
                      4.95%, 6/1/07, (FSA) ................     10,647,210
                      Clearwater Florida, Housing
                      Authority Revenue, Hamptons
                      At Clearwater:
   500,000             5.35%, 5/1/24 ......................        498,560
   500,000             5.40%, 5/1/13 ......................        509,315
   500,000            Collier County, Florida
                      Health Facilities Authority
                      Revenue, The Moorings Inc. Project
                      7.00%, 12/1/19 ......................        555,190
 5,775,000            Dade County, Florida,
                      Aviation Revenue, Series C
                      5.00%, 10/1/02 ......................      6,012,526
                      Dade County, Florida,
                      Educational Facilities Authority
                      Revenue, St. Thomas University:
 2,000,000             6.00%, 1/1/10 ......................      2,140,620
                       (LOC: Sun Bank Miami):
 2,000,000             6.00%, 1/1/14, .....................      2,128,320
 1,000,000             6.13%, 1/1/19, .....................      1,068,160
 1,370,000            Dade County, Florida,
                      Multifamily Mortgage Revenue,
                      Golden Lakes Apartments
                      Project, Series A
                      5.90%, 11/1/22 ......................      1,394,167
    40,000            Dade County, Florida, School
                      District, General Obligation
                      7.38%, 7/1/08 .......................         42,664
   185,000            Dade County, Florida, Single
                      Family Mortgage Revenue, Series E
                      7.00%, 3/1/24 .......................        194,953
 5,000,000            Dade County, Florida, Solid
                      Waste Systems, Special
                      Obligation Refunding
                      6.00%, 10/1/06, (AMBAC) .............      5,574,700


      Principal
       Amount                                                         Value
MUNICIPAL OBLIGATIONS - continued
                      Florida - continued
$2,845,000            Delray Beach Florida, Water &
                      Sewer Revenue Refunding, Series A
                      5.50%, 10/1/10, (AMBAC) .............     $3,093,255
   840,000            Duval County, Florida,
                      Housing Finance Authority
                      Revenue, Single Family Mortgage
                      7.35%, 7/1/24, (GNMA) ...............        896,162
 3,000,000            Duval County, Florida, School
                      District Refunding
                      5.90%, 8/1/02, (AMBAC) ..............      3,212,760
    80,000            Duval County, Florida, Single
                      Family Mortgage Revenue
                      7.30%, 7/1/11 .......................         85,246
                      Escambia County, Florida,
                      Health Facilities Authority Revenue,
                      Azalea Trace Incorporated:
 2,560,000             6.00%, 1/1/15 ......................      2,644,275
 1,250,000             6.10%, 1/1/19 ......................      1,301,213
 2,750,000            Escambia County, Florida,
                      Health Facilities Authority Revenue,
                      Baptist Hospital Inc., Series B
                      6.00%, 10/1/14 ......................      2,897,895
                      Escambia County, Florida,
                      Pollution Control Revenue,
                      Champion International Corp. Project:
 5,230,000             5.88%, 6/1/22 ......................      5,459,388
 1,650,000             6.40%, 9/1/30 ......................      1,816,897
 4,015,000            Everglades Port Authority, Florida Port
                      7.13%, 11/1/16 ......................      4,896,855
 2,500,000            Flagler County, Florida,
                      School District, Refunding Revenue
                      5.85%, 9/1/02 .......................      2,688,100
                      Florida Ports, Financing
                      Community Revenue, State
                      Transportation Trust Fund:
 2,000,000             5.38%, 6/1/16, (MBIA) ..............      2,049,960
 6,500,000             5.38%, 6/1/27, (MBIA) ..............      6,545,890
 1,250,000            Florida State, Board of Education
                      Capital Outlay, Series C
                      7.00%, 6/1/04 .......................      1,322,300
                      Florida State, Board of Education
                      Capital Outlay, Public Education:
 7,700,000             Series E
                      5.00%, 6/1/10 .......................      7,877,254
 1,000,000             Series F
                      5.30%, 6/1/08 .......................      1,063,870
 5,850,000            Florida State, Board of Education
                      Capital Outlay, Refunding Public
                      Education, Series A
                      5.75%, 6/1/10 .......................      6,497,888
                      Florida State, Division Bond
                      Finance Department,
                      Department Environmental
                      Preservation 2000, Series A:
 8,555,000             5.25%, 7/1/07, (MBIA) ..............      9,147,348
 2,000,000             5.75%, 7/1/13, (AMBAC) .............      2,140,580
 5,600,000             6.00%, 7/1/06, (MBIA) ..............      6,265,392
 3,000,000            Florida State, Division Bond
                      Finance Department,
                      Department National Research
                      & Preservation 2000, Series A
                      6.10%, 7/1/04, (MBIA) ...............      3,266,520

                                   EVERGREEN
                          Florida Municipal Bond Fund




                      Schedule of Investments (continued)

                         February 28, 1998 (unaudited)




      Principal
       Amount                                                          Value
MUNICIPAL OBLIGATIONS - continued
                      Florida - continued
                      Florida State, Division Bond
                      Finance Department, Refunding
                      Department Environmental
                      Protection, Series B:
$6,500,000             6.00%, 7/1/09, (AMBAC) ..............     $7,370,805
19,600,000             6.00%, 7/1/10, (AMBAC) ..............     22,240,512
 2,000,000            Florida State, Turnpike
                      Authority, Turnpike Revenue, Series A
                      6.90%, 7/1/02, (AMBAC) ...............      2,211,320
                      Florida, Housing Finance Agency
                      Revenue:
 1,860,000             6.35%, 5/1/26, (GNMA) ...............      1,983,281
 2,610,000             8.00%, 12/1/20 ......................      2,723,196
                       Series A
 1,895,000             6.88%, 10/1/12 ......................      1,966,024
                      Florida, Housing Finance Agency
                      Revenue, Landings At Sea Forest:
   560,000             5.85%, 12/1/18, (AMBAC) .............        584,489
   805,000             6.05%, 12/1/36, (AMBAC) .............        840,517
   140,000            Florida, Housing Finance Agency,
                      Homeownership Mortgage
                      7.50%, 9/1/14 ........................        147,844
 2,000,000            Florida, Housing Finance Agency,
                      Multifamily Housing, Series C
                      6.20%, 8/1/16 ........................      2,131,140
 5,200,000            Florida, Housing Finance Agency,
                      Refunding, Multifamily Park Colony,
                      Series D
                      5.10%, 7/1/05 ........................      5,308,472
                      Gainesville, Florida,
                      Utilities Systems Revenue, Series B:
 4,800,000             6.50%, 10/1/13 ......................      5,682,528
 3,000,000             7.50%, 10/1/08 ......................      3,789,360
 3,000,000             7.50%, 10/1/09 ......................      3,821,640
                      Greater Orlando, Florida,
                      Aviation Authority:
11,170,000             5.13%, 10/1/16 ......................     11,109,793
 2,525,000             5.13%, 10/1/17 ......................      2,520,228
 3,000,000             5.75%, 10/1/10 ......................      3,296,700
23,450,000            Gulf Breeze, Florida, Capital Funding,
                      Series B
                      4.50%, 10/1/27 .......................     21,179,336
 1,000,000            Hialeah, Florida, Capital
                      Improvement Revenue
                      5.50%, 10/1/13 .......................      1,011,070
 2,000,000            Hillsborough County, Florida,
                      Hospital Authority, Hospital
                      Revenue, Tampa General
                      Hospital Project
                      6.38%, 10/1/13, (FSA) ................      2,190,960
 3,250,000            Hillsborough County, Florida,
                      Industrial Development
                      Authority, University
                      Community Hospital, Series 1994
                      6.50%, 8/15/19, (MBIA) ...............      3,856,060
 6,500,000            Jacksonville, Florida,
                      Electric Authority Revenue
                      Refunding, St. John's River
                      Power Park Systems
                      6.00%, 10/1/05 .......................      7,231,445
 2,500,000            Jacksonville, Florida, Excise
                      Taxes Revenue
                      6.00%, 10/1/01, (AMBAC) ..............      2,668,325


      Principal
       Amount                                                          Value
MUNICIPAL OBLIGATIONS - continued
                      Florida - continued
$3,000,000            Jacksonville, Florida, Health Facilities
                      Hospital Revenue, St. Luke's Hospital
                      Association Project
                      7.13%, 11/15/20 ......................     $3,312,990
 1,245,000            Jacksonville, Florida, Health
                      Industrial Development,
                      National Benevolent-Cypress
                      Village, Series A
                      6.25%, 12/1/26 .......................      1,335,125
   105,000            Jacksonville, Florida,
                      Industrial Development Revenue
                      Refunding, TTX Company Project
                      5.40%, 3/1/01 ........................        108,920
                      Lakeland, Florida, Electric &
                      Water Revenue:
 2,500,000             5.50%, 10/1/03 ......................      2,673,300
 4,670,000             6.25%, 1/1/04 .......................      5,158,716
                      Lakeland, Florida, Electric &
                      Water Revenue Refunding,
                      Junior Subordinated Lien:
 2,470,000             6.25%, 10/1/03, (FGIC) ..............      2,734,265
 4,000,000             6.50%, 10/1/07 ......................      4,668,520
 5,000,000            Lakeland, Florida, Electric &
                      Water Revenue, Refunding and
                      Improvement, Junior
                      Subordinated Lien, Series B
                       6.00%, 10/1/10, (FGIC) ..............      5,683,850
                      Lee County, Florida, Housing
                      Finance Authority Revenue,
                      Single Family Mortgage,
                      Multi-County Program, Series A:
 1,115,000             7.20%, 3/1/27 .......................      1,256,315
 1,640,000             7.45%, 9/1/27 .......................      1,847,952
 3,685,000             7.50%, 9/1/27 .......................      4,183,102
 4,890,000            Leesburg, Florida, Hospital
                      Revenue, Leesburg Regional
                      Medical Center Project, Series B
                      5.70%, 7/1/18 ........................      5,066,284
   755,000            Leon County, Florida, Housing
                      Finance Authority Revenue,
                      Single Family Mortgage,
                      Multi-County Program, Series B
                      6.25%, 7/1/19, (GNMA) ................        796,714
 1,425,000            Manatee County, Florida,
                      Housing Finance Authority,
                      Mortgage Revenue, Subseries 1
                      7.45%, 5/1/27 ........................      1,612,587
 1,715,000            Manatee County, Florida,
                      Housing Finance Authority
                      Revenue, Single Family, Subseries 1
                      7.20%, 5/1/28 ........................      1,934,297
                      Miami Beach, Florida,
                      Redevelopment Agency Tax
                      Increment Revenue, City
                      Center Historic Convention Village:
 2,000,000             5.63%, 12/1/09 ......................      2,089,080
 3,000,000             5.80%, 12/1/13 ......................      3,099,510
 2,000,000             5.88%, 12/1/22 ......................      2,036,080
 1,470,000            Miami Beach, Florida, Resort
                      Tax Revenue
                      6.25%, 10/1/22, (AMBAC) ..............      1,720,694

                                   EVERGREEN
                          Florida Municipal Bond Fund




                      Schedule of Investments (continued)

                         February 28, 1998 (unaudited)




      Principal
       Amount                                                         Value
MUNICIPAL OBLIGATIONS - continued
                      Florida - continued
$17,515,000           Miami Dade County, Florida,
                      Special Obligation, Series C
                      (Eff. Yield 5.68%) (b)
                      0.00%, 10/1/28 ......................     $3,334,331
                      Miami Dade County, Florida,
                      Special Obligation, Series B:
 50,500,000            (Eff. Yield 5.65%) (b)
                      0.00%, 10/1/30 ......................      8,632,975
 16,925,000            (Eff. Yield 5.65%) (b)
                      0.00%, 10/1/31 ......................      2,736,942
 10,000,000            (Eff. Yield 5.66%) (b)
                      0.00%, 10/1/32 ......................      1,527,000
 25,510,000            (Eff. Yield 5.66%) (b)
                      0.00%, 10/1/33 ......................      3,684,664
  7,690,000            (Eff. Yield 5.66%) (b)
                      0.00%, 10/1/34 ......................      1,050,454
  4,750,000           Miami, Florida, General Obligation
                      5.60%, 12/1/03, (FGIC) ..............      5,109,480
  5,000,000           Miami, Florida, Health
                      Facilities Authority Revenue
                      5.25%, 8/15/15, (AMBAC) .............      5,074,800
  1,000,000           Miramar, Florida, Wastewater
                      Improvements
                      6.75%, 10/1/16 ......................      1,131,500
  1,500,000           North Miami, Florida, Health Facility
                      Authority Revenue, Catholic Health
                      Services Obligation Group
                      6.00%, 8/15/16 ......................      1,579,800
  1,335,000           North Springs, Florida, Water & Sewer
                      Revenue, Series B
                      6.50%, 10/1/16, (MBIA) ..............      1,501,648
  1,000,000           North Tampa, Florida, Housing
                      Development Corp. Revenue,
                      Country Oaks Apartments, Series A
                      6.90%, 1/1/24, (FNMA) ...............      1,054,420
  1,300,000           Northern Palm Beach County,
                      Florida, Improvements
                      Revenue, Water Control &
                      Improvements, Unit
                      Development 9A, Series A
                      7.20%, 8/1/16 .......................      1,413,763
  1,500,000           Okaloosa County, Florida, Gas
                      District Revenue, Refunding
                      and Improvement
                      6.85%, 10/1/14, (MBIA) ..............      1,747,920
  1,000,000           Okaloosa County, Florida,
                      Water & Sewer Revenue
                      6.00%, 7/1/11, (AMBAC) ..............      1,135,180
  3,000,000           Orange County, Florida,
                      Health Facilities Authority
                      Revenue, Lakeside Alternatives Inc.
                      6.50%, 7/1/13 .......................      3,293,190
                      Orange County, Florida,
                      Health Facilities Authority
                      Revenue, Series 3:
  5,225,000            5.30%, 10/1/06 .....................      5,594,564
  5,785,000            5.50%, 10/1/08 .....................      6,303,625
  2,000,000            5.70%, 10/1/11 .....................      2,209,760
  2,000,000           Orange County, Florida,
                      Hospital Orlando Regional
                      Healthcare, Health Facilities
                      Authority, Series B
                      6.25%, 10/1/21 ......................      2,324,660


      Principal
       Amount                                                         Value
MUNICIPAL OBLIGATIONS - continued
                      Florida - continued
$   495,000           Orange County, Florida,
                      Housing Finance Authority
                      6.85%, 10/1/27, (GNMA/FNMA) .........     $  531,596
 10,000,000           Orlando & Orange County,
                      Florida, Expressway Authority
                      Revenue Refunding, Senior Lien
                      5.38%, 7/1/10, (AMBAC) ..............     10,458,700
  4,550,000           Orlando & Orange County,
                      Florida, Expressway Authority
                      Revenue, Junior Lien
                      6.50%, 7/1/11, (FGIC) ...............      5,394,617
     40,000           Orlando & Orange County,
                      Florida, Expressway Revenue
                      8.25%, 7/1/15, (FGIC) ...............         55,660
  4,000,000           Orlando, Florida, Utilities
                      Commission Water & Electric
                      Revenue, Linked SAVRs/RIBs
                      5.60%, 10/6/17 (a) ..................      4,193,280
                      Orlando, Florida, Utilities Commission,
                      Water & Electric Revenue:
  3,000,000            5.30%, 10/1/01 .....................      3,129,240
  2,500,000            5.40%, 10/1/02 .....................      2,641,175
 10,000,000            5.90%, 10/1/08 .....................     11,313,200
  4,000,000            6.00%, 10/1/10 .....................      4,542,960
  3,000,000            Series 78A
                       6.25%, 4/1/05 ......................      3,362,070
                      Palm Beach County, Florida,
                      Criminal Justice Facilities Revenue:
 11,985,000            5.38%, 6/1/09, (FGIC) ..............     12,924,624
 15,195,000            5.75%, 6/1/12, (FGIC) ..............     16,821,473
  3,000,000            7.20%, 6/1/15, (FGIC) ..............      3,809,460
  1,880,000           Palm Beach County, Florida,
                      General Obligation, Series B
                      6.50%, 7/1/10 .......................      2,233,026
                      Palm Beach County, Florida,
                      Health Facilities Authority
                      Revenue, Good Samaritan
                      Health Systems:
  3,695,000            6.20%, 10/1/11 .....................      4,132,895
  6,000,000            6.30%, 10/1/22 .....................      6,749,520
  1,000,000           Palm Beach County, Florida,
                      Health Facilities, Waterford Project
                      5.50%, 10/1/15 ......................      1,009,850
  4,440,000           Palm Beach County, Florida,
                      Housing Finance Authority Revenue,
                      Daughters of Charity, Series A
                      7.60%, 3/1/23, (GNMA) ...............      4,711,772
    665,000           Palm Beach County, Florida,
                      Housing Finance Authority
                      Revenue, Single Family
                      Mortgage, Series A
                      6.50%, 10/1/21, (GNMA) ..............        708,405
  2,000,000           Palm Beach County, Florida,
                      Industrial Development
                      Authority Revenue, Industrial
                      Development Resource,
                      Geriatric Care Inc. Project
                      6.55%, 12/1/16 ......................      2,186,680
  5,500,000           Palm Beach County, Florida,
                      Solid Waste Authority Revenue
                      Refunding and Improvement
                      5.75%, 12/1/04, (MBIA) ..............      5,956,775

                                   EVERGREEN
                          Florida Municipal Bond Fund




                      Schedule of Investments (continued)

                         February 28, 1998 (unaudited)




      Principal
       Amount                                                           Value
MUNICIPAL OBLIGATIONS - continued
                      Florida - continued
$ 5,000,000           Pasco County, Florida, Health
                      Facilities Authority,
                      Hospital Revenue, Series 2
                      5.60%, 10/1/10 ........................     $ 5,216,250
  2,500,000           Pembroke Pines, Florida,
                      Consolidated Utility Systems
                      Revenue
                      6.25%, 9/1/04, (FGIC) .................       2,709,750
  5,000,000           Pensacola, Florida, Health Facilities
                      Authority Revenue, Daughters of
                      Charity National Health
                      5.25%, 1/1/11 .........................       5,103,300
    825,000           Polk County, Florida, Housing
                      Finance Authority Revenue,
                      Single Family Mortgage, Series A
                      7.00%, 9/1/15 .........................         859,881
  8,350,000           Polk County, Florida,
                      Industrial Development
                      Authority, Tampa Electric Co. Project
                      5.85%, 12/1/30 ........................       8,743,869
  6,650,000           Reedy Creek, Florida,
                      Improvement District, Series A
                      6.15%, 6/1/03, (MBIA) .................       7,101,003
  1,500,000           Saint Lucie County, Florida,
                      School District
                      6.00%, 7/1/04, (AMBAC) ................       1,628,025
  2,000,000           Saint Petersburg, Florida,
                      Public Utility Revenue
                      6.40%, 10/1/01 ........................       2,114,880
  3,000,000           Saint Petersburg, Florida,
                      Utility Tax Revenue
                      5.95%, 6/1/04, (AMBAC) ................       3,254,160
  1,800,000           Sarasota County, Florida,
                      Health Facilities Authority
                      Revenue, Sunnyside Property
                      6.00%, 5/15/10 ........................       1,868,742
  2,000,000           Sarasota, Florida, Water &
                      Sewer Utility Revenue
                      6.13%, 10/1/06, (FGIC) ................       2,187,900
  3,590,000           Seacoast, Florida, Utility
                      Authority Revenue, Water &
                      Sewer System, Series A
                      5.50%, 3/1/18, (FGIC) .................       3,824,750
  3,000,000           Seminole County, Florida,
                      School District
                      6.00%, 8/1/03, (MBIA) .................       3,276,270
  1,000,000           St. John's County, Florida,
                      Industrial Development
                      Authority, Bayview Project, Series A
                      7.00%, 10/1/12 ........................       1,073,190


      Principal
       Amount                                                           Value
MUNICIPAL OBLIGATIONS - continued
                      Florida - continued
$ 2,000,000           Tallahassee, Florida, Health
                      Facilities Revenue,
                      Tallahassee Memorial Regional
                      Medical Project
                      6.63%, 12/1/13, (MBIA) ................     $ 2,262,280
  1,250,000           Tampa, Florida, Capital
                      Improvements Program Revenue,
                      Series B
                      8.38%, 10/1/18 ........................       1,277,275
                      Tampa, Florida, Health Systems,
                      Catholic Health Revenue Series A 1:
  4,075,000            4.70%, 11/15/10 ......................       4,072,392
  1,000,000            5.00%, 11/15/09 ......................       1,035,850
  4,575,000            5.25%, 11/15/11 ......................       4,777,810
  3,000,000            5.50%, 11/15/13 ......................       3,240,030
 10,675,000            Series A 3
                      4.75%, 11/15/28, (MBIA) ...............       9,910,456
     45,000           Tampa, Florida, Subordinate
                      Guaranteed Entitlement
                      Revenue, Series B
                      8.50%, 10/1/18, (ETM) .................          46,288
                      Tampa, Florida, Utility Tax Improvement:
  2,940,000            5.25%, 10/1/10 .......................       3,126,808
  3,090,000            5.25%, 10/1/11 .......................       3,281,549
  2,160,000           Tampa-Hillsborough County,
                      Florida, Expressway Authority
                      Revenue
                      5.25%, 7/1/09 .........................       2,283,530
  1,000,000           Tarpon Springs, Florida,
                      Health Facilities Authority
                      Revenue, Ellen Memorial Hospital
                      7.63%, 5/1/21 .........................       1,082,320
                      Volusia County, Florida,
                      Educational Facilities
                      Authority Revenue,
                      Embry-Riddle Aero, Series A:
  3,500,000            6.13%, 10/15/16 ......................       3,726,310
  2,600,000            6.13%, 10/15/26 ......................       2,757,274
  1,800,000           Volusia County, Florida, General
                      Obligation
                      5.85%, 7/1/03, (AMBAC) ................       1,950,588
                      Volusia County, Florida, School District:
  4,000,000            5.13%, 6/1/00, (FSA) .................       4,111,800
  3,000,000            6.00%, 8/1/01, (FGIC) ................       3,193,290
  1,000,000           West Melbourne, Florida,
                      Water & Sewer Revenue
                      6.75%, 10/1/14 ........................       1,131,500
                      Winter Haven, Florida,
                      Housing Authority Revenue,
                      Multifamily Mortgage, Abbey
                      Lane Apartments:
    850,000            7.00%, 7/1/12, (FNMA) ................         907,936
  1,750,000            7.00%, 7/1/24, (FNMA) ................       1,863,697
                                                                  -----------
                                                                  570,193,936
                                                                  -----------

                                   EVERGREEN
                          Florida Municipal Bond Fund




                      Schedule of Investments (continued)

                         February 28, 1998 (unaudited)


    Principal
     Amount                                         Value
MUNICIPAL OBLIGATIONS - continued
                Puerto Rico - 1.0%
 $  1,000,000   Commonwealth of Puerto Rico,
                Aquaduct & Sewer Authority
                Revenue
                6.25%, 7/1/12 ..............    $  1,145,660
    3,000,000   Commonwealth of Puerto Rico,
                Linked Bond Payment Obligation
                7.00%, 7/1/10, (MBIA) (a) ..       3,700,980
      870,000   Puerto Rico, Industrial
                Tourist, Educational, Medical
                and Environmental Control
                Facilities, Hospital Auxilio
                Mutuo Obligation, Series A
                6.25%, 7/1/24 ..............         963,986
                                                ------------
                                                   5,810,626
                                                ------------
                Total Municipal Obligations
                (cost $542,311,128) ........     576,004,562
                                                ------------


    Shares                                              Value
MUTUAL FUND SHARES - 0.3% (cost $1,688,000)
1,688,000     Federated Municipal Obligation Fund   $  1,688,000
                                                    ------------
              Total Investments -
               (cost $543,999,128).....  97.1%       577,692,562
              Other Assets and
              Liabilities - Net .......   2.9         17,173,214
                                        -----       ------------
              Net Assets - ............ 100.0%      $594,865,776
                                        =====       ============


(a) At the discretion of the portfolio manager, these securities may be separated into securities with interest or principal payments that are linked to another rate or index and therefore would be considered derivative securities.
(b) Effective Yield (calculated at the date of purchase) is the yield at which the bond accretes on an annual basis until maturity date.



Summary of Abbreviations:
AMBAC Insured by American Municipal Bond Assurance Corporation
ETM   Escrowed to Maturity
FGIC  Insured by Federal Guaranty Insurance Company
FNMA  Insured by Federal National Mortgage Association
FSA   Insured by Financial Security Assurance Company
GNMA  Insured by Government National Mortgage Association
LOC   Line of Credit
MBIA  Insured by Municipal Bond Investors Assurance
RIBs  Residual Interest Bond
SAVRs Select Auction Variable Rate Securities




















                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          Georgia Municipal Bond Fund




                            Schedule of Investments

                         February 28, 1998 (unaudited)




      Principal
       Amount                                                             Value
MUNICIPAL OBLIGATIONS - 97.6%
                       Georgia - 96.1%
$ 2,000,000           Americus Sumpter County,
                      Georgia, Hospital Revenue,
                      Sumpter Regional Hospital
                      Project, Anticipation Certificates
                      5.25%, 12/1/14 ..........................     $ 2,056,440
                      Appling County, Georgia,
                      Development Authority,
                      Pollution Control Revenue:
    500,000            7.15%, 1/1/21, (MBIA) ..................         564,375
  1,055,000            Oglethorpe Power Corporation,
                      Hatch Project
                      7.13%, 1/1/15, (MBIA) ...................       1,189,491
  1,500,000           Atlanta, Georgia, Airport
                      Facilities Revenue, Capital Appreciation,
                      (Eff. Yield 6.33%) (a)
                      0.00%, 1/1/10, (MBIA) ...................         804,465
                      Atlanta, Georgia, Airport
                      Facilities Revenue, Series A:
  2,000,000            6.50%, 1/1/06, (AMBAC) .................       2,283,060
  1,000,000            6.50%, 1/1/10, (AMBAC) .................       1,170,940
  1,000,000           Atlanta, Georgia, Water & Sewer Revenue
                      5.00%, 1/1/11, (FGIC) ...................       1,019,240
  2,465,000           Baldwin County, Georgia,
                      Hospital Authority Revenue
                      5.25%, 12/1/12 ..........................       2,464,803
    300,000           Butts County, Georgia,
                      Certificates of Participation
                      6.75%, 12/1/14, (MBIA) ..................         339,624
  1,120,000           Cartersville, Georgia,
                      Development Authority
                      Revenue, Water & Waste Facilities
                      7.40%, 11/1/10 ..........................       1,389,450
    120,000           Cartersville, Georgia,
                      General Obligation
                      6.70%, 1/1/12 ...........................         143,263
    500,000           Clayton County, Georgia,
                      Housing Authority Mortgage Revenue
                      7.13%, 12/1/25, (FHA/VA) ................         546,885
  1,600,000           Coffee County, Georgia,
                      Hospital Authority Revenue
                      6.75%, 12/1/16 ..........................       1,660,512
                      College Park, Georgia,
                      Business and Industrial
                      Development Authority, Civic
                      Center Project Revenue,
                      Series A:
  1,435,000            5.70%, 9/1/09, (FSA) ...................       1,568,125
  1,470,000            5.75%, 9/1/10, (FSA) ...................       1,604,637
  1,000,000           Conyers, Georgia, Water &
                      Sewer Revenue, Series A
                      6.60%, 7/1/15, (AMBAC) ..................       1,149,040
                      DeKalb County, Georgia,
                      Housing Authority Revenue:
  1,470,000            Multifamily, North Hill
                      Apartments Project
                      6.63%, 1/1/05, (FNMA) ...................       1,607,783
    500,000            The Lakes at Indian Creek Project
                      7.15%, 1/1/25, (FSA) ....................         544,990


      Principal
       Amount                                                             Value
MUNICIPAL OBLIGATIONS - continued
                      Georgia - continued
$   500,000           DeKalb County, Georgia,
                      School District, Series A
                      6.25%, 7/1/11 ...........................     $   578,300
                      Effingham County, Georgia, School District:
  1,260,000            6.25%, 2/1/07, (MBIA) ..................       1,434,510
  1,160,000            6.25%, 2/1/08, (MBIA) ..................       1,328,049
    500,000            6.25%, 2/1/09, (MBIA) ..................         574,395
                      Fayette County, Georgia, School District :
    600,000            6.13%, 3/1/15 ..........................         650,760
  2,200,000            6.25%, 3/1/06 ..........................       2,486,550
  1,000,000           Forsyth County, Georgia,
                      School District, General Obligation
                      6.75%, 7/1/16 ...........................       1,213,890
  2,000,000           Fulco, Georgia, Hospital
                      Authority, Health Systems
                      Revenue, Catholic Health,
                      Anticipation Certificates
                      5.50%, 11/15/08 .........................       2,168,420
  1,000,000           Fulton County, Georgia,
                      Hospital Authority Revenue,
                      Northside Hospital, Project B,
                      Anticipation Certificates
                      6.63%, 10/1/16, (MBIA) ..................       1,120,420
    600,000           Fulton County, Georgia,
                      Housing Authority Revenue, Series C
                      6.90%, 1/1/28 ...........................         618,258
                      Fulton County, Georgia, Water
                      & Sewer Revenue:
  1,420,000            6.25%, 1/1/06, (FGIC) ..................       1,601,618
  1,500,000            6.25%, 1/1/09, (FGIC) ..................       1,721,805
    400,000            6.38%, 1/1/14, (FGIC) ..................         467,852
                      Gainesville, Georgia, Water &
                      Sewer Revenue:
  1,000,000            5.25%, 11/15/10, (FGIC) ................       1,062,980
  1,000,000            Series B
                       7.20%, 11/15/10, (FGIC) ................       1,102,760
    500,000           George L. Smith II, Georgia, World
                      Congress Center Authority Revenue,
                      Domed Stadium Project
                      7.88%, 7/1/20 ...........................         545,060
                      Georgia State, General Obligation:
  1,000,000            Series B
                      7.00%, 11/1/08 ..........................       1,096,600
  2,000,000            Series C
                      2.25%, 8/1/17 ...........................       1,321,380
    395,000           Georgia State, Housing &
                      Finance Authority Revenue, Series A
                      6.55%, 12/1/27 ..........................         422,421
                      Georgia State, Municipal
                      Electric Authority Power Revenue:
  1,000,000            Series B
                      6.25%, 1/1/17, (MBIA) ...................       1,149,610
    400,000            Series EE
                      7.25%, 1/1/24, (AMBAC) ..................         523,192
  1,000,000            Series Z
                      5.50%, 1/1/12 ...........................       1,060,770

                                   EVERGREEN
                          Georgia Municipal Bond Fund




                      Schedule of Investments (continued)

                         February 28, 1998 (unaudited)




    Principal
     Amount                                             Value
MUNICIPAL OBLIGATIONS - continued
                Georgia - continued
                Georgia State, Municipal Electric
                Authority Power Revenue, Project
                One Subordinated, Series A:
 $  1,000,000    5.00%, 1/1/02, (AMBAC) .........    $ 1,033,450
      100,000    5.25%, 1/1/09, (AMBAC) .........        105,336
    1,000,000    6.00%, 1/1/07, (MBIA) ..........      1,116,890
    2,005,000   Glynn County, Georgia, Board
                of Education
                5.00%, 7/1/09 ...................      2,079,706
      500,000   Glynn-Brunswick, Georgia,
                Memorial Hospital Authority Revenue
                6.00%, 8/1/16, (MBIA) ...........        536,440
      500,000   Griffin Spalding County,
                Georgia, School System
                7.50%, 2/1/02 ...................        561,210
    2,500,000   Gwinnett County, Georgia,
                Water & Sewer Revenue,
                Certificates of Participation
                8.60%, 8/1/03 ...................      3,035,850
                Hall County, Georgia, School
                District:
    1,210,000    6.45%, 12/1/09, (AMBAC) ........      1,384,664
      500,000    General Obligation
                6.70%, 12/1/14 ..................        579,455
      330,000   Heard County, Georgia, Development
                Authority Pollution Control,
                Oglethorpe Power Corporation
                5.00%, 1/1/07 ...................        338,808
                Metro Atlanta, Georgia, Rapid
                Transit Authority:
    1,000,000    Georgia Tax Revenue, Series P
                6.25%, 7/1/11 ...................      1,156,600
      830,000    Sales Tax Revenue
                7.00%, 7/1/11, (FGIC) ...........      1,021,315
    1,000,000   Middle, Georgia, Coliseum
                Authority, Georgia Coliseum
                Revenue,
                Series A
                5.38%, 7/1/14 ...................      1,028,010
                Monroe County, Georgia, Development
                Authority, Pollution Control
                Revenue,
                Oglethorpe Power Corporation:
    1,000,000    6.45%, 1/1/05 ..................      1,111,340
    1,000,000    6.70%, 1/1/09 ..................      1,164,620
    1,335,000   Municipal Electric Authority,
                Georgia, General Resolution
                Projects, Subordinated, Series A
                6.00%, 1/1/06, (MBIA) ...........      1,481,863
      525,000   Peach County, Georgia, School
                District
                6.50%, 2/1/06, (MBIA) ...........        601,120


    Principal
     Amount                                             Value
MUNICIPAL OBLIGATIONS - continued
                Georgia - continued
 $    500,000   Putnam County, Georgia,
                School District, General Obligation
                6.90%, 2/1/14, (AMBAC) ..........    $   586,840
    1,500,000   Richmond County, Georgia,
                Development Authority
                Revenue, Southern Care, Series C,
                (Eff. Yield 5.72%)(a)
                0.00%, 12/1/21 ..................        429,810
                Savannah, Georgia, Economic
                Development Authority Revenue:
                 Mighty Eighth Air Force:
    1,000,000    5.88%, 1/1/12 ..................      1,064,130
      860,000    5.88%, 1/1/15 ..................        902,579
      775,000    Southern Care, Series C
                (Eff. Yield 5.72%) (a)
                0.00%, 12/1/21 ..................        222,068
                Savannah, Georgia, Hospital
                Authority
                Revenue, St. Joseph's Hospital
                Project:
      755,000    6.00%, 7/1/99 ..................        775,128
      800,000    6.00%, 7/1/00 ..................        832,144
      845,000    6.00%, 7/1/01 ..................        889,515
    3,000,000    6.13%, 7/1/12 ..................      3,218,520
      500,000    6.20%, 7/1/23 ..................        528,285
    1,300,000   Washington, Georgia, County
                School District, General Obligation
                6.88%, 1/1/14, (AMBAC) ..........      1,490,918
                                                     ===========
                                                      75,633,337
                                                     -----------
                Puerto Rico - 1.5%
    1,000,000   Commonwealth of Puerto Rico,
                General Obligation
                6.25%, 7/1/08, (MBIA) ...........      1,152,350
                                                     -----------
                Total Municipal Obligations
                (cost $71,733,437) ..............     76,785,687
                                                     -----------
     Shares
MUTUAL FUND SHARES - 1.5% (Cost $1,202,000)
    1,202,000   Federated Municipal Obligation Fund    1,202,000
                                                     -----------

                Total Investments -
                 (cost $72,935,437).....  99.1%       77,987,687
                Other Assets and
                 Liabilities - Net .....   0.9           705,353
                                         -----       -----------
                Net Assets ............. 100.0%      $78,693,040
                                         =====       ===========

(a) Effective Yield (calculated at the date of purchase) is the yield at which the bond accretes on an annual basis until maturity date.


Legend of Portfolio Abbreviations:
AMBAC Insured by American Municipal Bond Assurance Corporation
ETM   Escrowed to Maturity
FGIC  Insured by Federal Guaranty Insurance Company
FHA/VA Insured by Federal Housing Authority/Veterans Administration FNMA Insured by Federal National Mortgage Association
FSA   Insured by Financial Security Assurance Company
MBIA  Insured by Municipal Bond Investors Assurance Corporation




                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                       North Carolina Municipal Bond Fund




                            Schedule of Investments

                         February 28, 1998 (unaudited)




      Principal
       Amount                                                            Value
MUNICIPAL OBLIGATIONS - 95.7%
                      North Carolina - 89.7%
$ 1,435,000           Asheville, North Carolina,
                      Housing Authority Revenue,
                      Multifamily Housing,
                      Woodridge Apartments
                      5.80%, 11/20/39, (GNMA) ................     $1,455,592
  1,000,000           Buncombe County, North
                      Carolina, General Obligation
                      5.10%, 3/1/10 ..........................      1,053,300
  1,280,000           Burlington, North Carolina,
                      Burlington Homes, Section 8, Series A
                      6.00%, 8/1/09 ..........................      1,346,829
  2,480,000           Cabarrus County, North
                      Carolina, General Obligation
                      5.30%, 2/1/11, (MBIA) ..................      2,614,193
  3,260,000           Centennial Authority, North
                      Carolina, Hotel Tax Revenue,
                      Arena Project
                      5.00%, 9/1/11, (FSA) ...................      3,322,918
  1,000,000           Chapel Hill, North Carolina,
                      Parking Facilities Revenue,
                      Certificates of Participation
                      6.35%, 12/1/18 .........................      1,089,690
                      Charlotte, North Carolina,
                      Certificates of Participation:
  1,735,000            Cityfair Parking Facility
                      Project, Series A
                      6.13%, 6/1/10 ..........................      1,883,689
  1,000,000            Convention Facility Project
                      6.65%, 12/1/03, (AMBAC) ................      1,100,710
                      Charlotte, North Carolina, Certificates of
                      Participation, Stadium Parking
                      Facilities Project, Series C:
  1,245,000            6.00%, 6/1/10 .........................      1,337,753
  1,475,000            6.00%, 6/1/14 .........................      1,579,873
  5,000,000           Charlotte, North Carolina,
                      General Obligation
                      5.00%, 2/1/10 ..........................      5,228,650
  1,445,000           Charlotte, North Carolina,
                      Housing Development
                      Corporation, Mortgage
                      Revenue, Vantage 78 Apartments
                      6.60%, 7/15/21 .........................      1,508,941
                      Charlotte, North Carolina,
                      Mecklenberg Hospital,
                      Unrefunded Balance:
  1,050,000            5.75%, 1/1/12 .........................      1,120,413
  1,495,000            6.00%, 1/1/05 .........................      1,610,578
  2,260,000           Charlotte, North Carolina,
                      Special Facilities Revenue,
                      Charlotte Douglas International
                      Airport
                      5.60%, 7/1/27 ..........................      2,237,310
  3,850,000           Charlotte, North Carolina,
                      Water & Sewer Revenue
                      5.70%, 2/1/09 ..........................      4,179,367
  1,000,000           Coastal Regional North
                      Carolina Solid Waste
                      Management Authority Revenue,
                      Disposal Systems
                      6.50%, 6/1/08 ..........................      1,076,240
  2,000,000           Craven County, North
                      Carolina, General Obligation
                      6.40%, 6/1/00 ..........................      2,111,240


      Principal
       Amount                                                            Value
MUNICIPAL OBLIGATIONS - continued
                      North Carolina - continued
$ 4,000,000           Craven County, North Carolina,
                      Industrial Facilities and Pollution
                      Control Financing Authority Revenue,
                      Weyerhaeuser Company Project
                      6.35%, 1/1/10 ..........................     $4,322,040
  2,390,000           Cumberland County, North Carolina,
                      Certificates of Participation, Civic
                      Center Project, Series A
                      6.40%, 12/1/24, (AMBAC) ................      2,665,089
                      Cumberland County, North Carolina,
                      General Obligation:
  2,100,000            5.90%, 2/1/10 .........................      2,236,332
  2,100,000            5.90%, 2/1/11 .........................      2,228,709
  2,100,000            5.90%, 2/1/12 .........................      2,229,654
  1,075,000            5.90%, 2/1/13 .........................      1,139,425
                      Durham County, North Carolina,
                      Certificates of Participation, Hospital
                      and Office Facilities Project:
  1,980,000            5.00%, 5/1/14 .........................      1,969,011
  1,235,000            5.60%, 5/1/06 .........................      1,336,690
  1,305,000            5.70%, 5/1/07 .........................      1,412,362
  1,375,000            5.75%, 5/1/08 .........................      1,491,476
                      Durham County, North Carolina,
                      Certificates of Participation, New
                      Durham Corporation:
  1,160,000            Series A
                      5.25%, 12/1/10 .........................      1,233,242
  1,485,000            Series B
                      5.25%, 12/1/11 .........................      1,576,268
    800,000           Durham County, North Carolina,
                      General Obligation
                      7.10%, 5/1/09 ..........................        868,304
  2,750,000           Durham County, North Carolina,
                      Multifamily Housing Revenue,
                      Ivy Commons Project
                      8.00%, 3/1/29 ..........................      2,816,028
                      Durham County, North Carolina,
                      Public Improvement Bonds, Series 95:
  2,400,000            5.80%, 2/1/10 .........................      2,607,120
  2,400,000            5.80%, 2/1/11 .........................      2,595,192
                      Fayetteville, North Carolina,
                      Public Works Commission
                      Revenue, Series A:
  2,000,000            6.00%, 3/1/12, (FSA) ..................      2,153,920
  1,360,000            6.75%, 3/1/03, (AMBAC) ................      1,519,800
  1,305,000            6.75%, 3/1/04, (AMBAC) ................      1,477,939
  1,505,000            6.75%, 3/1/05, (AMBAC) ................      1,728,101
  1,025,000           Franklin County, North Carolina,
                      Certificates of Participation, Jail and
                      School Projects, Prerefunded Balance
                      6.20%, 6/1/04, (FGIC) ..................      1,136,161
    915,000           Fremont, North Carolina,
                      Housing Development
                      Corporation Revenue, First Lien,
                      Torhunta Apartments
                      6.75%, 7/15/22, (FHA) ..................        959,789
                      Gastonia, North Carolina,
                      Combined Utilities Systems Revenue:
  1,000,000            6.00%, 5/1/14, (MBIA) .................      1,092,400
  1,505,000            6.10%, 5/1/19, (MBIA) .................      1,636,778

                                   EVERGREEN
                       North Carolina Municipal Bond Fund




                      Schedule of Investments (continued)

                         February 28, 1998 (unaudited)




      Principal
       Amount                                                       Value
MUNICIPAL OBLIGATIONS - continued
                      North Carolina - continued
                      Greensboro, North Carolina,
                      Certificates of Participation,
                      Colliseum Arena Expansion Project:
$ 1,000,000            6.40%, 12/1/01 ...................     $1,083,100
  1,100,000            6.65%, 12/1/04 ...................      1,206,733
                      Greensboro, North Carolina,
                      Combined Enterprise Systems
                      Revenue, Series A:
  1,615,000            5.20%, 6/1/10 ....................      1,681,845
    880,000            6.50%, 6/1/02 ....................        964,260
  1,050,000            6.50%, 6/1/03 ....................      1,167,558
  1,300,000            6.50%, 6/1/05 ....................      1,480,128
    500,000           Guilford County, North Carolina,
                      Various Purpose Revenue
                      6.10%, 2/1/02 .....................        531,135
  1,000,000           Harnett County, North Carolina,
                      Certificates of Participation
                      6.40%, 12/1/14, (AMBAC) ...........      1,121,300
                      Haywood County, North Carolina,
                      Industrial Facilities and Pollution
                      Control Financing Authority Revenue,
                      Champion International Corporation
                      Project:
  2,500,000            6.00%, 3/1/20 ....................      2,652,875
  1,750,000            6.25%, 9/1/25 ....................      1,893,675
                      Martin County, North Carolina,
                      Industrial Facilities and Pollution
                      Control Financing Authority Revenue,
                      Weyerhaeuser Company Project:
  1,100,000            8.50%, 6/15/99 ...................      1,164,768
  4,750,000            Solid Waste Disposal Revenue
                       6.80%, 5/1/24 ....................      5,285,848
                      Mecklenburg County, North Carolina,
                      General Obligation:
  6,500,000            5.00%, 4/1/09 ....................      6,827,535
  5,000,000            Series B
                       4.40%, 2/1/13 ....................      4,781,200
                      Mecklenburg County, North Carolina,
                      Public Improvement Revenue:
  4,095,000            5.40%, 4/1/08 ....................      4,381,281
  5,000,000            5.40%, 4/1/09 ....................      5,327,950
                      North Carolina State, Eastern
                      Municipal Power Agency, Power
                      Systems Revenue:
                       Series A:
  1,700,000            4.50%, 1/1/24 ....................      1,602,148
  1,175,000            5.00%, 1/1/17 ....................      1,165,342
  5,000,000            5.00%, 1/1/21 ....................      4,973,350
  5,000,000            5.70%, 1/1/13, (MBIA) ............      5,353,900
  1,415,000            6.00%, 1/1/26 ....................      1,599,176
  3,750,000            6.50%, 1/1/18, (ETM) .............      4,233,413
    650,000            7.50%, 1/1/10 ....................        820,606
  5,440,000            Series B
                      6.00%, 1/1/22 .....................      5,813,510
  6,500,000            Series C
                      6.00%, 1/1/18, (AMBAC) ............      7,259,070
  5,500,000           North Carolina State,
                      Educational Facilities,
                      Finance Authority Revenue,
                      Wake Forest University
                      5.00%, 11/1/17 ....................      5,438,510


      Principal
       Amount                                                       Value
MUNICIPAL OBLIGATIONS - continued
                      North Carolina - continued
$ 5,000,000           North Carolina State, General
                      Obligation, Series A
                      5.20%, 3/1/15 .....................     $5,188,450
 15,600,000           North Carolina State, Highway
                      Revenue, Series A
                      5.00%, 5/1/11 .....................     16,148,028
                      North Carolina State, Housing Finance
                      and Development Authority Revenue,
                      Single Family Mortgage:
  1,060,000            Series EE
                      5.90%, 9/1/13 .....................      1,118,183
  3,890,000            Series JJ
                      6.15%, 3/1/11 .....................      4,144,289
  1,310,000            Series T
                      7.05%, 9/1/20 .....................      1,395,949
    970,000            Series W
                      6.20%, 9/1/09 .....................      1,035,504
                      North Carolina State, Medical
                      Care Commission, Health Care
                      Facilities Revenue:
  3,100,000            5.75%, 7/1/19 ....................      3,081,648
  2,155,000            First Mortgage, Deerfield Episcopal
                      5.30%, 11/1/04 ....................      2,201,397
  3,550,000            First Mortgage, Glenaire Project
                      5.85%, 7/1/27 .....................      3,549,184
    500,000            First Mortgage, Southminster
                      Incorporated
                      6.88%, 10/1/09 ....................        532,605
  5,000,000            Stanley Memorial Hospital Project
                      5.38%, 10/1/14, (AMBAC) ...........      5,173,300
                      North Carolina State, Medical Care
                      Commission, Hospital Revenue:
    920,000            Carolina Medicorp Project
                      6.30%, 5/1/01 .....................        982,716
  5,250,000            Duke University Hospital
                      Project, Series C
                      5.25%, 6/1/17 .....................      5,263,493
 15,000,000            Firsthealth of The Carolinas
                      4.75%, 10/1/26 ....................     14,042,700
                       Grace Hospital Incorporated:
  3,825,000            5.25%, 10/1/13 ...................      3,878,703
  1,110,000            6.50%, 10/1/05 ...................      1,259,817
  1,180,000            6.50%, 10/1/06 ...................      1,351,135
                       High Point Regional Health Systems:
  1,605,000            5.50%, 10/1/08 ...................      1,731,972
  1,445,000            5.50%, 10/1/09 ...................      1,555,398
    900,000            Presbyterian Health Services
                      Corporation Project
                      6.13%, 10/1/14 ....................        966,159
    925,000            Presbyterian Hospital Project
                      7.30%, 10/1/15 ....................      1,019,544
                       Rex Hospital Project:
  2,500,000            6.13%, 6/1/10 ....................      2,689,925
  3,700,000            6.25%, 6/1/17 ....................      3,984,419
                       Transylvania Community
                      Hospital Incorporated:
  1,130,000            5.50%, 10/1/12 ...................      1,132,814
  1,090,000            5.75%, 10/1/19 ...................      1,090,850

                                   EVERGREEN
                       North Carolina Municipal Bond Fund




                      Schedule of Investments (continued)

                         February 28, 1998 (unaudited)




    Principal
     Amount                                  Value
MUNICIPAL OBLIGATIONS - continued
                North Carolina - continued
                North Carolina State,
                Municipal Power
                Agency, Electric
                Revenue:
                Catawba:
 $  5,000,000    7.25%, 1/1/07, (AMBAC)  $  5,999,800

    2,000,000    (Eff. Yield 6.70%) (a)
                0.00%, 1/1/10 .......       1,145,640
    5,500,000    Series B
                5.00%, 1/1/20 .......       5,471,070
                North Carolina State,
                Student Educational
                Assistance Authority
                Revenue:
                Series A:
    1,000,000    6.05%, 7/1/10 ......       1,074,460
    2,000,000    6.30%, 7/1/15 ......       2,169,100
    2,375,000    Series C
                6.35%, 7/1/16 .......       2,592,146
    1,000,000   Onslow County, North
                Carolina,
                General Obligation
                5.70%, 3/1/10, (MBIA) .     1,080,200
    1,000,000   Pitt County, North
                Carolina,
                Certificates of
                Participation, Pitt
                County Public
                Facilities Revenue,
                Series A
                5.55%, 4/1/12, (MBIA) .     1,064,420
    1,180,000   Randolph County, North
                Carolina,
                General Obligation
                6.40%, 4/1/03 .......       1,264,205
    4,220,000   University of North
                Carolina
                Chapel Hill, Hospital
                Revenue
                5.00%, 2/15/29 ......       4,103,359
    1,835,000   University of North
                Carolina
                Chapel Hill, Parking
                Systems
                Revenue, Series A
                5.60%, 5/15/17 ......       1,920,603
                University of North
                Carolina
                Chapel Hill, Utilities
                Systems
                Revenue:
    4,100,000    (Eff. Yield 5.38%) (a)
                0.00%, 8/1/14 .......       1,836,226
    4,500,000    (Eff. Yield 5.45%) (a)
                0.00%, 8/1/16 .......       1,795,050
    1,400,000    (Eff. Yield 5.45%) (a)
                0.00%, 8/1/18 .......         499,436
    3,100,000    (Eff. Yield 5.50%) (a)
                0.00%, 8/1/19 .......       1,044,917
      410,000    (Eff. Yield 5.50%) (a)
                0.00%, 8/1/20 .......         131,360
    3,000,000   Wake County, North
                Carolina,
                Industrial Facilities
                and Pollution
                Control, Carolina Power
                and Light
                6.90%, 4/1/09 .......       3,206,220
    1,500,000   Wilmington, North
                Carolina, Water
                Revenue
                5.60%, 6/1/07 .......       1,618,875


    Principal
     Amount                                  Value
MUNICIPAL OBLIGATIONS - continued
                North Carolina - continued
 $  3,865,000   Winston Salem, North
                Carolina,
                General Obligation
                8.88%, 6/1/00 .......    $  4,288,063
                                         ------------
                                          286,922,664
                                         ------------
                 Virginia - 1.1%
    1,750,000   James City County,
                North
                Carolina, Residential
                Care
                Facilities, First
                Mortgage,
                Williamsburg Landing
                6.63%, 3/1/19 .......       1,827,787
    1,500,000   James City County,
                Residential Care
                Facilities Revenue
                6.63%, 3/1/23 .......       1,566,675
                                         ------------
                                            3,394,462
                                         ------------
                Puerto Rico - 4.9%
                Commonwealth of Puerto
                Rico,
                General Obligation:
    2,535,000    6.25%, 7/1/09, (MBIA)      2,947,673
    3,350,000    Prerefunded
                 6.25%, 7/1/10, (MBIA)      3,903,856
    5,750,000    Public Improvement
                Revenue
                (Eff. Yield 7.50%) (a)
                0.00%, 7/1/04 .......       4,370,747
                Commonwealth of Puerto
                Rico,
                Industrial Tourist
                Educational
                Authority:
    1,425,000    5.63%, 7/1/17 ......       1,463,204
      500,000    5.63%, 7/1/27 ......         511,135
    1,000,000   Commonwealth of Puerto
                Rico,
                Municipal Finance
                Agency,
                Series A
                5.70%, 7/1/03 .......       1,065,660
    1,400,000   Commonwealth of Puerto
                Rico,
                Port Authority Revenue,
                American Airlines
                Project, Series A
                6.25%, 6/1/26 .......       1,518,356
                                         ------------
                                           15,780,631
                                         ------------
                Total Municipal
                Obligations
                (cost $288,495,377) .     306,097,757
                                         ------------


    Shares
MUTUAL FUND SHARES - 2.5% (cost $8,030,000)
  8,030,000   Federated Municipal Obligation Fund      8,030,000
                                                     ------------
              Total Investments -
              (cost $296,525,377) .....  98.2%       314,127,757
              Other Assets and
              Liabilities - Net .......   1.8          5,832,852
                                        -----        -----------
              Net Assets - ............ 100.0%      $319,960,609
                                        =====       ============


(a) Effective Yield (calculated at the date of purchase) is the yield at which the bond accretes on an annual basis until maturity date.

Legend of Portfolio Abbreviations:
AMBAC Insured by American Municipal Bond Assurance Corporation
ETM   Escrowed to Maturity
FGIC  Insured by Federal Guaranty Insurance Company
FHA   Insured by Federal Housing Authority
FSA   Insured by Financial Security Assurance Company
GNMA  Insured by Government National Mortgage Association
MBIA  Insured by Municipal Bond Investors Assurance Corporation
                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                       South Carolina Municipal Bond Fund




                            Schedule of Investments

                         February 28, 1998 (unaudited)




      Principal
       Amount                                                         Value
MUNICIPAL OBLIGATIONS - 97.9%
                      South Carolina - 93.0%
$ 1,245,000           Beaufort County, South Carolina,
                      Hospital Facilities Revenue, Beaufort
                      County Memorial Hospital
                      5.25%, 12/1/06 ......................     $1,320,235
    400,000           Calhoun County, South Carolina, Solid
                      Waste Disposal Facilities Revenue,
                      Eastman Kodak Company Project
                      6.75%, 5/1/17 .......................        480,108
    400,000           Camden, South Carolina,
                      Public Utilities Revenue,
                      Refunding and Improvement
                      5.50%, 3/1/17 .......................        416,776
                      Charleston County, South Carolina,
                      Health Facilities Revenue, First
                      Mortgage Episcopal Church:
    300,000            7.13%, 4/1/20 ......................        315,324
    500,000            Series A
                       6.25%, 4/1/19 ......................        518,930
                      Charleston County, South Carolina,
                      Resources Recovery Revenue,
                      Foster Wheeler:
  1,000,000            5.10%, 1/1/08, (AMBAC) .............      1,028,790
  2,835,000            5.25%, 1/1/10, (AMBAC) .............      2,946,444
    675,000           Charleston, South Carolina,
                      General Obligation
                      7.00%, 4/1/11 .......................        729,108
  3,750,000           Columbia, South Carolina,
                      Waterworks and Sewer Systems
                      Revenue
                      5.70%, 2/1/10 .......................      4,128,937
                      Darlington County, South Carolina,
                      Industrial Development Authority
                      Revenue:
    500,000            Nucor Corporation Project, Series A
                      5.75%, 8/1/23 .......................        516,120
    750,000            Sonoco Products Company Project
                      6.00%, 4/1/26 .......................        797,227
  1,000,000           Florence County, South Carolina,
                      Hospital Facilities Revenue, McLeod
                      Regional Medical Center Project,
                      Series A
                      5.00%, 11/1/18 ......................        974,770
                      Florence County, South Carolina, School
                      District Number 001:
  1,150,000            5.80%, 5/1/07, (FGIC) ..............      1,245,117
  1,175,000            5.80%, 5/1/08, (FGIC) ..............      1,272,184
  1,200,000            5.80%, 5/1/09, (FGIC) ..............      1,296,336
    200,000           Georgetown County, South Carolina,
                      Water and Sewer District Revenue
                      6.50%, 6/1/17 .......................        207,290
    750,000           Grand Strand, South Carolina,
                      Water and Sewer Authority,
                      South Carolina Waterworks and
                      Sewer Systems Revenue
                      6.38%, 6/1/12, (MBIA) ...............        876,000
                      Greenville, South Carolina,
                      Hospital Facilities Systems Revenue:
  1,000,000            Series A
                      5.40%, 5/1/07 .......................      1,062,350
                       Series B:
  3,500,000            5.60%, 5/1/10 ......................      3,708,075
    600,000            5.70%, 5/1/12 ......................        631,962
    500,000            Series B, Greenville Hospital
                      5.25%, 5/1/17 .......................        497,570


      Principal
       Amount                                                         Value
MUNICIPAL OBLIGATIONS - continued
                      South Carolina - continued
$   400,000           Greenville, South Carolina,
                      Memorial Auditorium District
                      General Obligation, Bi Lo Center
                      Project
                      5.75%, 4/1/18, (AMBAC) ..............     $  424,836
                      Greenwood, South Carolina,
                      Combined Public Utility Revenue:
  1,400,000            5.25%, 12/1/04, (AMBAC) ............      1,483,118
  1,000,000            5.50%, 12/1/08, (AMBAC) ............      1,066,850
    820,000           Greer, South Carolina,
                      Combined Public Utility Revenue
                      6.00%, 9/1/06, (AMBAC) ..............        916,621
    300,000           Horry County, South Carolina,
                      Airport Revenue, Series A
                      5.60%, 7/1/17 .......................        310,581
  1,000,000           Lancaster County, South Carolina,
                      School District
                      4.80%, 3/1/06 .......................      1,041,140
    400,000           Marion County, South Carolina,
                      Hospital District Revenue
                      5.38%, 11/1/25 ......................        404,328
                      Medical University, South Carolina,
                      Hospital Facilities Revenue:
  1,000,000            5.50%, 7/1/08 ......................      1,084,500
  1,000,000            5.50%, 7/1/09 ......................      1,085,240
                      Myrtle Beach, South Carolina,
                      General Obligation:
    500,000            5.40%, 3/1/12 ......................        518,005
    525,000            5.40%, 3/1/13 ......................        542,567
                      Piedmont, South Carolina,
                      Municipal Power Agency, South
                      Carolina Electric Revenue:
  1,000,000            6.10%, 1/1/06 ......................      1,118,010
  1,150,000            6.25%, 1/1/09 ......................      1,325,398
  2,000,000            6.25%, 1/1/21 ......................      2,319,100
                       Series A:
    500,000            5.50%, 1/1/13 ......................        536,820
    500,000            5.75%, 1/1/24 ......................        494,650
  1,000,000           Richland County, South Carolina,
                      General Obligation
                      6.25%, 3/1/11 .......................      1,062,930
                      Richland County, South Carolina,
                      Hospital Facilities Revenue,
                      Providence Hospital:
  1,000,000            5.20%, 10/1/07, (FSA) ..............      1,069,870
  1,500,000            5.25%, 10/1/10, (FSA) ..............      1,608,525
  1,000,000           Richland County, South
                      Carolina, Pollution Control
                      Revenue, Union Camp
                      Corporation, Series C
                      5.88%, 11/1/02 ......................      1,067,770
    500,000           Richland County, South Carolina,
                      School District Number 001
                      5.70%, 5/1/03 .......................        532,210
    250,000           South Carolina State
                      Educational Assistance
                      Revenue, Guaranteed Student
                      Loan, Series C
                      5.88%, 9/1/07 .......................        267,335

                                   EVERGREEN
                       South Carolina Municipal Bond Fund




                      Schedule of Investments (continued)

                         February 28, 1998 (unaudited)




   Principal
    Amount                                              Value
MUNICIPAL OBLIGATIONS - continued
              South Carolina - continued
              South Carolina State Housing
              Authority Revenue, Multifamily
              Housing:
 $   265,000   Hunting Ridge Apartments,
              (Eff. Yield 6.75%) (a)
              0.00%, 6/1/25 .....................    $   281,091
     300,000   Runaway Bay Apartments
              6.13%, 12/1/15 ....................        309,414
     100,000   Series A
              6.80%, 11/15/11 ...................        106,374
              South Carolina State Housing
              Finance and Development
              Authority Revenue, Series A:
     500,000   5.95%, 7/1/29 ....................        520,675
     675,000   6.35%, 7/1/25, (FHA) .............        714,339
     100,000   6.55%, 7/1/15 ....................        106,765
               Heritage Court Apartments:
     680,000   5.85%, 7/1/10 ....................        706,350
     595,000   6.15%, 7/1/25, (FHA) .............        615,492
     200,000   Homeownership Mortgage
              7.55%, 7/1/11 .....................        210,484
              South Carolina State Jobs Economic
              Development Authority Revenue,
              Plasti Line Incorporated Project:
     200,000   5.65%, 7/1/08 ....................        209,300
     200,000   5.70%, 7/1/09 ....................        208,730
     150,000   5.80%, 7/1/10 ....................        156,576
     200,000   5.90%, 7/1/11 ....................        209,026
     400,000   6.25%, 7/1/17 ....................        410,256
     200,000  South Carolina State Jobs Economic
              Development Authority, Hospital
              Facilities Revenue, Oconee
              Memorial Hospital
              6.15%, 3/1/15 .....................        217,532
              South Carolina State Public
              Service Authority Revenue:
               Series A:
     500,000   5.75%, 1/1/22, (MBIA) ............        529,635
   1,000,000   6.25%, 1/1/05, (MBIA) ............      1,115,750
               Series B:
   1,000,000   5.70%, 1/1/08, (FGIC) ............      1,091,920
   1,250,000   6.50%, 1/1/06, (FGIC) ............      1,424,237
              Spartanburg County, South Carolina,
              Health Services District Revenue,
              Series B:
     500,000   5.50%, 4/15/27 ...................        515,080
   1,755,000   6.00%, 4/15/07, (MBIA) ...........      1,955,825


   Principal
    Amount                                              Value
MUNICIPAL OBLIGATIONS - continued
              South Carolina - continued
              Three Rivers, South Carolina,
              Solid Waste Disposal
              Facilities Authority Revenue:
 $   600,000   5.15%, 1/1/04, (MBIA) ............    $   623,562
     870,000   5.25%, 1/1/05, (MBIA) ............        910,629
   1,015,000   Capital Appreciation
              (Eff. Yield 6.12%) (a)
              0.00%, 1/1/16 .....................        409,644
   1,015,000   Capital Appreciation
              (Eff. Yield 6.12%) (a)
              0.00%, 1/1/17 .....................        385,771
   1,000,000  York County, South Carolina,
              General Obligation
              5.00%, 6/1/11, (AMBAC) ............      1,010,050
     585,000  York County, South Carolina,
              Industrial Development
              Revenue, Exempt Facilities,
              Hoechst Celanese
              5.70%, 1/1/24 .....................        603,983
   1,000,000  York County, South Carolina,
              School District Number 003,
              Rock Hill, Series A
              5.30%, 3/1/07, (FSA) ..............      1,067,890
   1,000,000  York County, South Carolina,
              School District Number 004, Fort Mill
              7.00%, 3/1/05, (FGIC) .............      1,161,280
                                                     -----------
                                                      63,037,717
                                                     -----------
              Puerto Rico - 4.9%
   3,000,000  Commonwealth of Puerto Rico
              Public Improvement, General
              Obligation, Series 1995
              5.65%, 7/1/15, (MBIA) .............      3,293,970
                                                     -----------
              Total Municipal Obligations
              (cost $62,303,193) ................     66,331,687
                                                     -----------


   Shares
MUTUAL FUND SHARES - 1.1% (cost $769,000)
  769,000   Federated Municipal
            Obligation Fund .................        769,000
                                                     -------
            Total Investments -
             (cost $63,072,193) ....  99.0%       67,100,687
            Other Assets and
             Liabilities - Net .....   1.0           651,816
                                     -----        ----------
            Net Assets - ........... 100.0%      $67,752,503
                                     =====       ===========

(a) Effective Yield (calculated at the date of purchase) is the yield at which the bond accretes on an annual basis until maturity date.


Legend of Portfolio Abbreviations:
AMBAC Insured by American Municipal Bond Assurance Corporation
FGIC  Insured by Federal Guaranty Insurance Company
FHA   Insured by Federal Housing Authority
FSA   Insured by Financial Security Assurance Company
MBIA  Insured by Municipal Bond Investors Assurance Corporation





                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          Virginia Municipal Bond Fund




                            Schedule of Investments

                         February 28, 1998 (unaudited)




      Principal
       Amount                                                         Value
MUNICIPAL OBLIGATIONS - 99.9%
                      District of Columbia - 6.6%
                      District of Columbia Airports
                      Authority Revenue:
                       Series A:
$ 100,000              5.25%, 10/1/11, (FGIC) .............     $ 104,232
1,000,000              5.38%, 10/1/17 .....................     1,022,920
                       Series B:
  150,000              5.50%, 10/1/16 .....................       154,401
  250,000              5.50%, 10/1/23 .....................       256,238
                      District of Columbia Metropolitan Area
                      Transit Authority Revenue:
2,575,000              6.00%, 7/1/07 ......................     2,889,819
1,000,000              6.00%, 7/1/08, (FGIC) ..............     1,125,550
  600,000              6.00%, 7/1/09, (FGIC) ..............       677,526
                                                                ---------
                                                                6,230,686
                                                                ---------
                       Virginia - 91.8%
                      Albemarle County, Virginia,
                      Industrial Development Authority
                      Revenue, Residential Care Facility,
                      Our Lady of Peace Incorporated:
  100,000              6.45%, 7/1/15 ......................       104,080
  145,000              6.63%, 7/1/21 ......................       152,019
1,000,000             Amherst, Virginia, Industrial
                      Development Authority Revenue
                      5.25%, 2/1/11 .......................       996,620
                      Arlington County, Virginia, General
                      Obligation:
1,000,000              5.90%, 8/1/10 ......................     1,100,170
  500,000              6.00%, 8/1/12 ......................       549,840
  415,000             Arlington County, Virginia, Industrial
                      Development Authority Revenue, The
                      Nature Conservancy, Series A
                      5.40%, 7/1/17 .......................       425,595
3,300,000             Bedford County, Virginia, Industrial
                      Development Authority Revenue,
                      Georgia Pacific Corporation
                      5.60%, 12/1/25 ......................     3,329,865
1,500,000             Blue Ridge, Virginia,
                      Regional Jail Authority Revenue
                      5.20%, 12/1/17, (MBIA) ..............     1,506,690
                      Brunswick City, Virginia,
                      Industrial Development Authority
                      Correctional Facility Revenue:
1,000,000              5.50%, 7/1/07 ......................     1,084,270
2,215,000              5.65%, 7/1/09, (MBIA) ..............     2,412,888
  200,000              5.75%, 7/1/11, (MBIA) ..............       217,494
  390,000             Buena Vista, Virginia,
                      Industrial Development
                      Authority, Water & Sewer Facility
                      Revenue
                      6.25%, 7/15/11 ......................       406,481
  250,000             Charlottesville-Albemarle, Virginia,
                      Airport Authority Revenue
                      6.13%, 12/1/13 ......................       261,195
  500,000             Chesapeake, Virginia,
                      Redevelopment and Housing
                      Authority Revenue, Cedar
                      Association, Multifamily
                      Housing, Series A
                      7.75%, 6/1/20 .......................       533,840


      Principal
       Amount                                                         Value
MUNICIPAL OBLIGATIONS - continued
                      Virginia - continued
                      Chesterfield County,
                      Virginia, General Obligation:
$ 500,000              6.60%, 1/1/03 ......................     $ 543,525
  700,000              Series A
                      6.60%, 1/15/02 ......................       747,838
1,000,000              Series B
                      6.70%, 1/1/06 .......................     1,089,710
  500,000             Chesterfield County,
                      Virginia, Health Center,
                      Community Mortgage Revenue,
                      Lucy Corr Nursing Home Project
                      5.88%, 12/1/21 ......................       531,315
  500,000             Chesterfield County,
                      Virginia, Water & Sewer Revenue
                      6.38%, 11/1/07 ......................       551,475
                      Fairfax County, Virginia, Industrial
                      Development Authority Revenue,
                      Inova Health Systems Project:
1,250,000              5.00%, 8/15/13, (FSA) ..............     1,279,800
1,000,000              5.00%, 8/15/18 .....................       973,740
1,025,000              5.00%, 8/15/23 .....................     1,022,048
2,120,000              5.20%, 8/15/05 .....................     2,236,558
  370,000              5.88%, 8/15/16 .....................       397,687

  500,000             Fairfax County, Virginia,
                      Redevelopment and Housing
                      Authority Mortgage Revenue
                      6.00%, 9/1/16, (FHA) ................       523,820
  250,000             Fairfax County, Virginia,
                      Redevelopment and Housing
                      Authority Revenue, Mott And
                      Gum Springs Community Centers
                      5.35%, 6/1/06 .......................       265,218
1,005,000             Fairfax County, Virginia, Sewer Revenue
                      5.40%, 11/15/07 .....................     1,070,767
                      Giles County, Virginia, Industrial
                      Development Authority Revenue,
                      Hoechst Celanese Project:
  250,000              5.95%, 12/1/25 .....................       262,820
  500,000              6.45%, 5/1/26 ......................       549,490
  250,000             Greensville County, Virginia,
                      Industrial Development Authority
                      Revenue, Pacific Corporation Project
                      5.30%, 8/1/14 .......................       249,095
                      Halifax County, Virginia,
                      Industrial Development Authority
                      Revenue, Halifax Regional Hospital,
                      Incorporated:
  300,000              4.80%, 9/1/09 ......................       297,123
1,000,000              5.00%, 9/1/11 ......................       990,600
  400,000              5.25%, 9/1/17 ......................       392,816
  500,000             Hampton, Virginia, General Obligation
                      6.00%, 1/15/08 ......................       552,560
                      Hanover County, Virginia,
                      Industrial Development
                      Authority Revenue:
  960,000              Bon Secours Health System Project
                      6.00%, 8/15/08, (MBIA) ..............     1,079,136
1,360,000              Memorial Regional Medical
                      Center Project
                      6.50%, 8/15/08, (MBIA) ..............     1,589,990

                                   EVERGREEN
                          Virginia Municipal Bond Fund




                      Schedule of Investments (continued)

                         February 28, 1998 (unaudited)




      Principal
       Amount                                                        Value
MUNICIPAL OBLIGATIONS - continued
                      Virginia - continued
$ 500,000             Harrisonburg, Virginia,
                      Redevelopment and Housing
                      Authority Revenue, Multifamily
                      Housing, Greens of Salem Run
                      Project
                      6.20%, 4/1/17 ......................     $ 526,200
  700,000             Henrico County, Virginia,
                      Industrial Development Authority,
                      Public Facility Revenue
                      7.00%, 8/1/13 ......................       813,687
1,000,000             Henrico County, Virginia,
                      Water & Sewer Revenue
                      5.70%, 5/1/08 ......................     1,079,780
  500,000             Isle Wright County, Virginia,
                      Industrial Development
                      Authority Revenue, Solid
                      Waste Disposal Facility
                      6.55%, 4/1/24 ......................       545,860
  600,000             James City County,
                      Residential Care Facilities Revenue,
                      6.63%, 3/1/23 ......................       626,670
1,000,000             King and Queen County,
                      Virginia, Industrial Development
                      Authority Revenue
                      5.63%, 7/15/17 .....................     1,035,240
  700,000             King George County, Virginia,
                      Industrial Development
                      Authority Revenue, King
                      George County School Project
                      6.40%, 8/1/16 ......................       739,214
1,000,000             Loudoun County, Virginia,
                      Sanitation Authority, Water
                      & Sewer Revenue
                      6.25%, 1/1/10 ......................     1,095,590
  755,000             Manassas, Virginia, General Obligation
                      5.00%, 1/1/14 ......................       756,291
  500,000             Newport News, Virginia,
                      General Obligation
                      5.75%, 1/15/17 .....................       528,140
                      Norfolk, Virginia,
                      Redevelopment and Housing
                      Authority Revenue, Merrimack
                      Landing Project:
  275,000              5.00%, 12/1/05 ....................       281,911
  340,000              5.10%, 12/1/06 ....................       349,108
  250,000             Pamunkey, Virginia, Regional
                      Jail Authority Revenue
                      5.35%, 7/1/06, (MBIA) ..............       267,503
1,300,000             Peumansend Creek, Virginia,
                      Regional Jail Authority Revenue
                      5.75%, 6/1/17, (MBIA) ..............     1,387,659
                      Portsmouth, Virginia,
                      General Obligation:
1,000,000              5.00%, 8/1/13, (FGIC) .............     1,005,620
1,000,000              6.40%, 8/1/00, (FNMA) .............     1,058,150
                      Portsmouth, Virginia,
                      Redevelopment and Housing
                      Authority Revenue, Multi
                      Family Housing, Series A:
  640,000              6.30%, 9/1/26, (GNMA) .............       677,312
  500,000              Chowan Apartments
                      5.85%, 12/20/30 ....................       514,745
  700,000             Prince William County, Virginia,
                      General Obligation
                      6.20%, 12/1/11 .....................       747,999


      Principal
       Amount                                                        Value
MUNICIPAL OBLIGATIONS - continued
                      Virginia - continued
                      Prince William County,
                      Virginia, Industrial Development
                      Authority Revenue,:
                       ATCC Project
$ 500,000              6.00%, 2/1/14 .....................     $ 535,095
                       Potomac Hospital Corporation:
1,000,000              5.00%, 10/1/25 ....................       965,140
  500,000              6.75%, 10/1/15 ....................       581,965
                      Prince William County,
                      Virginia, Park Authority Revenue:
  500,000              6.30%, 10/15/06 ...................       555,180
1,250,000              6.88%, 10/15/16 ...................     1,407,925
                      Richmond, Virginia,
                      General Obligation, Series B:
2,000,000              6.50%, 1/15/06 ....................     2,161,000
1,000,000              6.60%, 1/15/07 ....................     1,083,190
                      Riverside, Virginia,
                      Regional Jail Authority Revenue:
1,000,000              5.88%, 7/1/14 .....................     1,082,510
  400,000              6.00%, 7/1/25, (MBIA) .............       433,476
                      Suffolk, Virginia,
                      General Obligation:
1,000,000              5.00%, 12/1/17 ....................       999,920
  250,000              5.70%, 6/1/10, (AMBAC) ............       272,245
  750,000              5.90%, 6/1/13, (AMBAC) ............       820,755
                      Virginia Beach, Virginia,
                      General Obligation:
1,600,000              5.40%, 7/15/08 ....................     1,723,824
1,575,000              5.40%, 7/15/09 ....................     1,697,204
1,000,000              6.00%, 9/1/09 .....................     1,104,190
  100,000             Virginia Biotechnology
                      Research Park Authority
                      Revenue, Biotech Two Project
                      5.05%, 9/1/08 ......................       104,682
                      Virginia College, Virginia,
                      Building Authority Educational
                      Facilities Revenue:
  100,000              21st Century College Program
                      5.50%, 8/1/06 ......................       108,332
  700,000              Hampton University Project
                      5.75%, 4/1/14 ......................       733,124
2,000,000              Public Higher Education
                      Financing, Series A
                      5.00%, 9/1/17 ......................     1,970,600
                      Virginia State Housing Development
                      Authority Revenue, Commonwealth
                      Mortgage:
  100,000              Series A
                      7.10%, 1/1/17 ......................       104,848
1,000,000              Series A, Subseries A-1
                      6.20%, 7/1/11 ......................     1,054,540
   95,000              Series A, Subseries A-6
                      6.95%, 1/1/10 ......................        98,724
  500,000              Series B, Subseries B-2
                      6.65%, 1/1/13 ......................       545,405
  100,000              Series C, Subseries C-1
                      5.50%, 7/1/06 ......................       104,550
1,000,000              Series C, Subseries C-2
                      5.75%, 7/1/07 ......................     1,055,370
  500,000              Series C, Subseries C-6
                      6.25%, 1/1/15 ......................       522,035

                                   EVERGREEN
                          Virginia Municipal Bond Fund




                      Schedule of Investments (continued)

                         February 28, 1998 (unaudited)




    Principal
     Amount                                                Value
MUNICIPAL OBLIGATIONS - continued
                Virginia - continued
                Virginia State Housing Development
                Authority Revenue, Commonwealth
                Mortgage: - continued
 $  1,300,000    Series D, Subseries D-1
                6.10%, 1/1/19 .....................    $  1,371,838
      300,000    Series F, Subseries F-1
                6.25%, 7/1/12 .....................         317,214
                Virginia State Housing
                Development Authority, Multifamily
                Housing Revenue:
                Series H:
      500,000    6.00%, 5/1/10 ....................         511,990
    1,000,000    6.10%, 11/1/11 ...................       1,057,460
      300,000    6.35%, 11/1/11 ...................         318,231
    1,000,000    Series I
                5.45%, 5/1/18 .....................       1,010,360
      400,000    Series K
                5.90%, 5/1/11 .....................         418,568
      500,000    Series O
                6.05%, 11/1/17 ....................         520,950
    1,120,000   Virginia State Polytechnic Institute
                and
                State University Revenue, Series A
                5.50%, 6/1/05 .....................       1,202,981
      750,000   Virginia State Port Authority,
                Commonwealth Revenue
                5.90%, 7/1/16 .....................         794,708
      400,000   Virginia State Port
                Authority, Facility Revenue
                5.60%, 7/1/27 .....................         414,592
                Virginia State Public School
                Authority Revenue:
                Series A:
      200,000    6.20%, 8/1/14 ....................         220,964
    1,100,000    6.50%, 8/1/06 ....................       1,204,577
    2,000,000    Series B
                5.50%, 8/1/02 .....................       2,116,400
    1,000,000    Series I
                5.25%, 8/1/10 .....................       1,060,970
      850,000    Special Obligation, York County
                5.90%, 7/15/13 ....................         922,105
    1,000,000   Virginia State Resources
                Authority, Sewer Systems Revenue
                5.00%, 5/1/18 .....................         973,900


    Principal
     Amount                                                Value
MUNICIPAL OBLIGATIONS - continued
                Virginia - continued
 $    500,000   Virginia State Small Business
                Financing Authority Revenue
                4.38%, 11/1/02 ....................    $    506,190
    2,160,000   Virginia State Transportation
                Board Revenue, Northern
                Virginia Transportation
                District, Series A
                6.75%, 5/15/05 ....................       2,485,166
                Virginia State University,
                Commonwealth University Revenue:
                Series A:
      200,000    5.25%, 5/1/08 ....................         212,296
      350,000    5.63%, 5/1/16 ....................         365,267
    1,000,000    Series B
                5.35%, 5/1/09 .....................       1,062,010
    1,000,000   Virginia State, General Obligation
                6.10%, 6/1/06 .....................       1,104,350
      400,000   West Point, Virginia,
                Industrial Development Authority
                Revenue, Solid Waste Disposal
                Factory, Chesapeake Corporate
                Project, Series B
                6.25%, 3/1/19 .....................         430,372
                                                       ------------
                                                         86,744,145
                                                       ------------
                Puerto Rico - 1.5%
    1,200,000   Puerto Rico Commonwealth,
                General Obligation
                6.25%, 7/1/13, (MBIA) .............       1,400,196
                                                       ------------
                Total Municipal Obligations
                (cost $89,824,734) ................      94,375,027
                                                       ------------
     Shares
MUTUAL FUND SHARES -  2.7% (cost $2,534,000)
    2,534,000   Federated Municipal Obligation Fund .     2,534,000
                                                       ------------
                Total Investments -
                 (cost $92,358,734) ..... 102.6%         96,909,027
                Other Assets and
                 Liabilities - Net ...... ( 2.6)         (2,458,596)
                                          -----        ------------
                Net Assets - ............ 100.0%       $ 94,450,431
                                          =====        ============

Legend of Portfolio Abbreviations:
AMBAC Insured by American Municipal Bond Assurance Corporation
FGIC  Insured by Federal Guaranty Insurance Company
FHA   Insured by Federal Housing Authority
FNMA  Insured by Federal National Mortgage Association
FSA   Insured by Financial Security Assurance Company
GNMA  Insured by Government National Mortgage Association
MBIA  Insured by Municipal Bond Investors Assurance Corporation












                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                      Southern State Municipal Bond Funds




                      Statements of Assets and Liabilities

                          February 28,1998 (Unaudited)


                                                       Florida
                                                    High Income         Florida         Georgia
                                                        Fund             Fund            Fund
                                                  --------------- ----------------- --------------
Assets
 Investments at market value (identified
  cost-$235,671,969, $543,999,128,
  $72,935,437, $296,525,377, $63,072,193
  and $92,358,734, respectively).................  $246,552,245     $ 577,692,562    $77,987,687
 Cash ...........................................             0                 0              7
 Interest receivable ............................     4,678,473         8,319,627        880,019
 Receivable for Fund shares sold ................     1,516,190           769,321        118,764
 Unamortized organization expenses ..............        12,685                 0              0
 Receivable for investments sold ................             0        11,013,217              0
 Prepaid expenses and other assets ..............        21,207           140,268         16,683
-------------------------------------------------  ------------     -------------    -----------
  Total assets ..................................   252,780,800       597,934,995     79,003,160
-------------------------------------------------  ------------     -------------    -----------
Liabilities
 Dividends payable ..............................       573,103         1,927,584        269,660
 Distribution fee payable .......................       133,764            89,464         12,620
 Due to related parties .........................        74,965            61,209          3,960
 Payable for Fund shares redeemed ...............        56,307           863,241         10,088
 Due to custodian ...............................        11,690               222              0
 Accrued Trustees' fees and expenses ............         7,370            11,849          1,540
 Payable for investments purchased ..............             0                 0              0
 Accrued expenses and other liabilities .........        20,834           115,650         12,252
-------------------------------------------------  ------------     -------------    -----------
  Total liabilities .............................       878,033         3,069,219        310,120
-------------------------------------------------  ------------     -------------    -----------
Net assets ......................................  $251,902,767     $ 594,865,776    $78,693,040
=================================================  ============     =============    ===========
Net assets represented by
 Paid-in capital ................................  $241,166,329     $ 552,894,345    $73,828,554
 Undistributed net investment income ............        71,079            24,164          3,588
 Accumulated net realized gain (loss) on
  investments ...................................      (214,917)        8,253,833       (191,352)
 Net unrealized appreciation on investments .....    10,880,276        33,693,434      5,052,250
-------------------------------------------------  ------------     -------------    -----------
  Total net assets ..............................  $251,902,767     $ 594,865,776    $78,693,040
=================================================  ============     =============    ===========
Net assets consist of
 Class A ........................................  $149,717,835     $ 124,851,774    $ 2,122,582
 Class B ........................................    81,248,965        69,446,753     11,943,368
 Class C ........................................             0         8,978,798              0
 Class Y ........................................    20,935,967       391,588,451     64,627,090
-------------------------------------------------  ------------     -------------    -----------
                                                   $251,902,767     $ 594,865,776    $78,693,040
                                                   ============     =============    ===========
Shares outstanding
 Class A ........................................    13,420,996        12,423,330        206,854
 Class B ........................................     7,282,977         6,906,698      1,163,926
 Class C ........................................             0           893,280              0
 Class Y ........................................     1,876,787        38,953,930      6,298,063
-------------------------------------------------  ------------     -------------    -----------
Net asset value per share
 Class A ........................................  $      11.16     $       10.05    $     10.26
=================================================  ============     =============    ===========
 Class A - Offering price (based on sales
  charge of 4.75%) ..............................  $      11.72     $       10.55    $     10.77
=================================================  ============     =============    ===========
 Class B ........................................  $      11.16     $       10.05    $     10.26
=================================================  ============     =============    ===========
 Class C ........................................             -     $       10.05              -
=================================================  ============     =============    ===========
 Class Y ........................................  $      11.16     $       10.05    $     10.26
=================================================  ============     =============    ===========



                                                         North             South
                                                       Carolina         Carolina          Virginia
                                                         Fund             Fund              Fund
                                                  ----------------- ---------------- -----------------
Assets
 Investments at market value (identified
  cost-$235,671,969, $543,999,128,
  $72,935,437, $296,525,377, $63,072,193
  and $92,358,734, respectively).................   $ 314,127,757     $ 67,100,687     $  96,909,027
 Cash ...........................................               0              406               301
 Interest receivable ............................       4,684,303          944,796         1,051,562
 Receivable for Fund shares sold ................         221,648                0            68,149
 Unamortized organization expenses ..............               0                0                 0
 Receivable for investments sold ................      18,738,584                0                 0
 Prepaid expenses and other assets ..............          23,529           26,948            20,806
--------------------------------------------------  -------------     ------------     -------------
  Total assets ..................................     337,795,821       68,072,837        98,049,845
--------------------------------------------------  -------------     ------------     -------------
Liabilities
 Dividends payable ..............................       1,092,488          233,245           334,938
 Distribution fee payable .......................          51,556            5,198             4,259
 Due to related parties .........................           7,103           18,061             6,607
 Payable for Fund shares redeemed ...............         181,227           39,319             9,495
 Due to custodian ...............................             206                0                 0
 Accrued Trustees' fees and expenses ............           4,137            1,067             2,249
 Payable for investments purchased ..............      16,450,192                0         3,220,215
 Accrued expenses and other liabilities .........          48,303           23,444            21,651
--------------------------------------------------  -------------     ------------     -------------
  Total liabilities .............................      17,835,212          320,334         3,599,414
--------------------------------------------------  -------------     ------------     -------------
Net assets ......................................   $ 319,960,609     $ 67,752,503     $  94,450,431
==================================================  =============     ============     =============
Net assets represented by
 Paid-in capital ................................   $ 302,045,638     $ 63,466,775     $  89,775,908
 Undistributed net investment income ............               0            2,439             1,301
 Accumulated net realized gain (loss) on
  investments ...................................         312,591          254,795           122,929
 Net unrealized appreciation on investments .....      17,602,380        4,028,494         4,550,293
--------------------------------------------------  -------------     ------------     -------------
  Total net assets ..............................   $ 319,960,609     $ 67,752,503     $  94,450,431
==================================================  =============     ============     =============
Net assets consist of
 Class A ........................................   $   8,505,174     $  1,288,291     $   3,188,919
 Class B ........................................      48,973,700        4,579,014         7,643,297
 Class C ........................................               0                0                 0
 Class Y ........................................     262,481,735       61,885,198        83,618,215
--------------------------------------------------  -------------     ------------     -------------
                                                    $ 319,960,609     $ 67,752,503     $  94,450,431
                                                    =============     ============     =============
Shares outstanding
 Class A ........................................         793,756          124,696           308,155
 Class B ........................................       4,570,565          443,222           738,589
 Class C ........................................               0                0                 0
 Class Y ........................................      24,494,063        5,990,147         8,080,291
--------------------------------------------------  -------------     ------------     -------------
Net asset value per share
 Class A ........................................   $       10.72     $      10.33     $       10.35
==================================================  =============     ============     =============
 Class A - Offering price (based on sales
  charge of 4.75%) ..............................   $       11.25     $      10.85     $       10.87
==================================================  =============     ============     =============
 Class B ........................................   $       10.72     $      10.33     $       10.35
==================================================  =============     ============     =============
 Class C ........................................               -                -                 -
==================================================  =============     ============     =============
 Class Y ........................................   $       10.72     $      10.33     $       10.35
==================================================  =============     ============     =============

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                      Southern State Municipal Bond Funds




                            Statements of Operations

                 Six Months Ended February 28, 1998 (Unaudited)


                                                               Florida
                                                            High Income        Florida
                                                                Fund            Fund
                                                          --------------- ---------------
Investment income
 Interest ...............................................   $ 6,677,502     $ 9,909,517
---------------------------------------------------------   -----------     -----------
Expenses
 Management fee .........................................       633,743         914,304
 Distribution Plan expenses .............................       518,158         335,212
 Transfer agent fees ....................................        81,330          69,013
 Registration and filing fees ...........................        43,749         102,703
 Administrative services fees ...........................        33,854          59,074
 Custodian fees .........................................        33,321          60,398
 Shareholder reports expense ............................        17,956          77,887
 Professional fees ......................................        12,715          14,620
 Trustees' fees and expenses ............................         3,169           5,592
 Organization expenses ..................................         1,758           5,943
 Other ..................................................         3,439           7,869
 Fee waivers and/or expense reimbursements ..............      (197,970)       (481,980)
---------------------------------------------------------   -----------     -----------
  Total expenses ........................................     1,185,222       1,170,635
 Less: Indirectly paid expenses .........................        (1,634)         (1,392)
---------------------------------------------------------   -----------     -----------
  Net expenses ..........................................     1,183,588       1,169,243
---------------------------------------------------------   -----------     -----------
 Net investment income ..................................     5,493,914       8,740,274
---------------------------------------------------------   -----------     -----------
Net realized and unrealized gain on investments
 Net realized gain on investments .......................     1,064,508       8,287,081
 Net change in unrealized appreciation (depreciation)
  on investments ........................................     3,908,314         917,799
---------------------------------------------------------   -----------     -----------
 Net realized and unrealized gain on investments ........     4,972,822       9,204,880
---------------------------------------------------------   -----------     -----------
 Net increase in net assets resulting operations ........   $10,466,736     $17,945,154
=========================================================   ===========     ===========



                                                                              North          South
                                                              Georgia       Carolina       Carolina      Virginia
                                                               Fund           Fund           Fund          Fund
                                                          ------------- --------------- ------------- -------------
Investment income
 Interest ...............................................  $1,309,095     $ 5,378,859    $1,105,252    $1,537,859
---------------------------------------------------------- ----------     -----------    ----------    ----------
Expenses
 Management fee .........................................     120,807         494,887       104,430       143,960
 Distribution Plan expenses .............................      60,829         251,376        24,576        39,845
 Transfer agent fees ....................................       8,122          28,770         2,884         6,316
 Registration and filing fees ...........................      22,596          37,221        19,364        16,647
 Administrative services fees ...........................       7,532          30,862         6,502         9,044
 Custodian fees .........................................       6,567          31,856         7,613        10,167
 Shareholder reports expense ............................       5,465           6,318         7,341         8,604
 Professional fees ......................................       7,837           9,829         8,538         8,606
 Trustees' fees and expenses ............................       1,313           1,624           564         1,871
 Organization expenses ..................................       5,364               0        15,709         5,126
 Other ..................................................       1,176           2,249         1,068         1,026
 Fee waivers and/or expense reimbursements ..............    (113,460)       (363,784)      (69,198)     (122,105)
---------------------------------------------------------- ----------     -----------    ----------    ----------
  Total expenses ........................................     134,148         531,208       129,391       129,107
 Less: Indirectly paid expenses .........................         (43)           (546)         (779)         (542)
---------------------------------------------------------- ----------     -----------    ----------    ----------
  Net expenses ..........................................     134,105         530,662       128,612       128,565
---------------------------------------------------------- ----------     -----------    ----------    ----------
 Net investment income ..................................   1,174,990       4,848,197       976,640     1,409,294
---------------------------------------------------------- ----------     -----------    ----------    ----------
Net realized and unrealized gain on investments
 Net realized gain on investments .......................     411,235       3,827,333       259,818       327,791
 Net change in unrealized appreciation (depreciation)
  on investments ........................................     977,845       1,643,495       966,461     1,136,973
---------------------------------------------------------- ----------     -----------    ----------    ----------
 Net realized and unrealized gain on investments ........   1,389,080       5,470,828     1,226,279     1,464,764
---------------------------------------------------------- ----------     -----------    ----------    ----------
 Net increase in net assets resulting operations ........  $2,564,070     $10,319,025    $2,202,919    $2,874,058
========================================================== ==========     ===========    ==========    ==========

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                      Southern State Municipal Bond Funds




                      Statements of Changes in Net Assets

                 Six Months Ended February 28, 1998 (Unaudited)


                                                       Florida
                                                    High Income        Florida
                                                        Fund            Fund
                                                  --------------- ---------------
Operations
 Net investment income ..........................  $   5,493,914   $   8,740,274
 Net realized gain on investments ...............      1,064,508       8,287,081
 Net change in unrealized appreciation
  (depreciation) on investments .................      3,908,314         917,799
-------------------------------------------------  -------------   -------------
  Net increase in net assets resulting from
   operations ...................................     10,466,736      17,945,154
-------------------------------------------------  -------------   -------------
Distributions to shareholders from
 Net investment income
  Class A .......................................     (3,552,429)     (2,628,768)
  Class B .......................................     (1,661,610)       (772,462)
  Class C .......................................              0         (34,071)
  Class Y .......................................       (279,875)     (5,383,053)
 Net realized gains on investments
  Class A .......................................              0      (2,150,248)
  Class B .......................................              0        (663,807)
  Class Y .......................................              0        (621,250)
-------------------------------------------------  -------------   -------------
  Total distributions to shareholders ...........     (5,493,914)    (12,253,659)
-------------------------------------------------  -------------   -------------
Capital share transactions
 Proceeds from shares sold ......................     69,672,842      29,344,173
 Shares issued in connection with the
  acquisition of:
  Evergreen Florida Tax Free Fund ...............              0      72,741,942
  Common trust funds ............................              0     347,033,202
 Proceeds from reinvestment of distributions.....      2,503,918       2,679,401
 Payment for shares redeemed ....................    (14,989,996)    (24,428,007)
-------------------------------------------------  -------------   -------------
  Net increase in net assets resulting from
   capital share transactions ...................     57,186,764     427,370,711
-------------------------------------------------  -------------   -------------
   Total increase in net assets .................     62,159,586     433,062,206
Net assets
 Beginning of period ............................    189,743,181     161,803,570
-------------------------------------------------  -------------   -------------
 End of period ..................................  $ 251,902,767   $ 594,865,776
=================================================  =============   =============
Undistributed net investment income .............  $      71,079   $      24,164
=================================================  =============   =============



                                                                        North           South
                                                       Georgia        Carolina        Carolina        Virginia
                                                        Fund            Fund            Fund            Fund
                                                  --------------- --------------- --------------- ---------------
Operations
 Net investment income ..........................  $  1,174,990    $   4,848,197   $    976,640    $  1,409,294
 Net realized gain on investments ...............       411,235        3,827,333        259,818         327,791
 Net change in unrealized appreciation
  (depreciation) on investments .................       977,845        1,643,495        966,461       1,136,973
-------------------------------------------------- ------------    -------------   ------------    ------------
  Net increase in net assets resulting from
   operations ...................................     2,564,070       10,319,025      2,202,919       2,874,058
-------------------------------------------------- ------------    -------------   ------------    ------------
Distributions to shareholders from
 Net investment income
  Class A .......................................       (49,795)        (201,398)       (24,364)        (73,056)
  Class B .......................................      (237,073)      (1,001,767)       (89,062)       (146,388)
  Class C .......................................             0                0              0               0
  Class Y .......................................      (888,122)      (3,645,032)      (863,214)     (1,194,699)
 Net realized gains on investments
  Class A .......................................             0                0         (2,456)              0
  Class B .......................................             0                0        (12,377)              0
  Class Y .......................................             0                0        (21,740)              0
-------------------------------------------------- ------------    -------------   ------------    ------------
  Total distributions to shareholders ...........    (1,174,990)      (4,848,197)    (1,013,213)     (1,414,143)
-------------------------------------------------- ------------    -------------   ------------    ------------
Capital share transactions
 Proceeds from shares sold ......................     4,794,343        9,745,892      5,701,106       5,372,238
 Shares issued in connection with the
  acquisition of:
  Evergreen Florida Tax Free Fund ...............             0                0              0               0
  Common trust funds ............................    61,853,254      255,143,064     51,591,389      74,432,035
 Proceeds from reinvestment of distributions.....       227,754          930,857        181,953         208,872
 Payment for shares redeemed ....................    (3,823,468)     (11,685,078)    (3,682,181)     (2,847,450)
-------------------------------------------------- ------------    -------------   ------------    ------------
  Net increase in net assets resulting from
   capital share transactions ...................    63,051,883      254,134,735     53,792,267      77,165,695
-------------------------------------------------- ------------    -------------   ------------    ------------
   Total increase in net assets .................    64,440,963      259,605,563     54,981,973      78,625,610
Net assets
 Beginning of period ............................    14,252,077       60,355,046     12,770,530      15,824,821
-------------------------------------------------- ------------    -------------   ------------    ------------
 End of period ..................................  $ 78,693,040    $ 319,960,609   $ 67,752,503    $ 94,450,431
================================================== ============    =============   ============    ============
Undistributed net investment income .............  $      3,588    $           0   $      2,439    $      1,301
================================================== ============    =============   ============    ============

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                      Southern State Municipal Bond Funds




                      Statements of Changes in Net Assets

                           Year Ended August 31, 1997


                                                        Florida
                                                     High Income        Florida         Georgia
                                                         Fund            Fund            Fund
                                                   --------------- --------------- ---------------
Operations
 Net investment income ...........................  $   7,660,202   $   7,985,201   $    593,498
 Net realized gain on investments ................        145,751       4,253,020         84,767
 Net change in unrealized appreciation
  (depreciation) on investments ..................      6,008,472       1,314,673        354,644
--------------------------------------------------  -------------   -------------   ------------
  Net increase in net assets resulting from
   operations ....................................     13,814,425      13,552,894      1,032,909
--------------------------------------------------  -------------   -------------   ------------
Distributions to shareholders from
 Net investment income
  Class A ........................................     (5,491,178)     (5,824,608)      (110,152)
  Class B ........................................     (1,956,616)     (1,295,519)      (408,815)
  Class Y ........................................       (212,408)       (960,612)       (75,880)
 Net realized gains on investments
  Class A ........................................              0        (665,344)             0
  Class B ........................................              0        (171,649)             0
  Class Y ........................................              0         (81,865)             0
--------------------------------------------------  -------------   -------------   ------------
  Total distributions to shareholders ............     (7,660,202)     (8,999,597)      (594,847)
--------------------------------------------------  -------------   -------------   ------------
Capital share transactions
 Proceeds from shares sold .......................    102,384,802      27,824,216      3,285,353
 Proceeds from reinvestment of distributions .....      3,354,164       2,877,333        422,287
 Payment for shares redeemed .....................    (19,605,169)    (30,281,998)    (2,738,013)
--------------------------------------------------  -------------   -------------   ------------
  Net increase (decrease) in net assets
   resulting from capital share transactions .....     86,133,797         419,551        969,627
--------------------------------------------------  -------------   -------------   ------------
   Total increase (decrease) in net assets .......     92,288,020       4,972,848      1,407,689
Net assets .......................................
 Beginning of year ...............................     97,455,161     156,830,722     12,844,388
--------------------------------------------------  -------------   -------------   ------------
 End of year .....................................  $ 189,743,181   $ 161,803,570   $ 14,252,077
==================================================  =============   =============   ============
Undistributed net investment income ..............  $      71,079   $     102,244   $      3,588
==================================================  =============   =============   ============



                                                          North           South
                                                       Carolina         Carolina        Virginia
                                                         Fund             Fund            Fund
                                                   ---------------- --------------- ---------------
Operations
 Net investment income ...........................  $    2,558,908   $    549,116    $    670,419
 Net realized gain on investments ................         297,379         42,822         177,142
 Net change in unrealized appreciation
  (depreciation) on investments ..................       2,148,174        396,963         361,929
--------------------------------------------------- --------------   ------------    ------------
  Net increase in net assets resulting from
   operations ....................................       5,004,461        988,901       1,209,490
--------------------------------------------------- --------------   ------------    ------------
Distributions to shareholders from
 Net investment income
  Class A ........................................        (403,703)       (44,289)       (142,824)
  Class B ........................................      (2,042,140)      (187,294)       (257,414)
  Class Y ........................................        (201,277)      (318,010)       (271,563)
 Net realized gains on investments
  Class A ........................................               0         (1,178)              0
  Class B ........................................               0         (5,778)              0
  Class Y ........................................               0         (7,006)              0
--------------------------------------------------- --------------   ------------    ------------
  Total distributions to shareholders ............      (2,647,120)      (563,555)       (671,801)
--------------------------------------------------- --------------   ------------    ------------
Capital share transactions
 Proceeds from shares sold .......................       5,860,717      4,936,067       4,600,357
 Proceeds from reinvestment of distributions .....       1,817,312        346,366         369,743
 Payment for shares redeemed .....................     (10,822,725)    (2,614,880)     (2,804,295)
--------------------------------------------------- --------------   ------------    ------------
  Net increase (decrease) in net assets
   resulting from capital share transactions .....      (3,144,696)     2,667,553       2,165,805
--------------------------------------------------- --------------   ------------    ------------
   Total increase (decrease) in net assets .......        (787,355)     3,092,899       2,703,494
Net assets .......................................
 Beginning of year ...............................      61,142,401      9,677,631      13,121,327
--------------------------------------------------- --------------   ------------    ------------
 End of year .....................................  $   60,355,046   $ 12,770,530    $ 15,824,821
=================================================== ==============   ============    ============
Undistributed net investment income ..............  $            0   $      2,439    $      6,150
=================================================== ==============   ============    ============

                  See Combined Notes to Financial Statements.

                Combined Notes to Financial Statements (Unaudited)


1. ORGANIZATION


The Evergreen Southern Municipal Bond Funds consist of Evergreen Florida High Income Municipal Bond Fund ("Florida High Income Fund"), Evergreen Florida Municipal Bond Fund ("Florida Fund"), Evergreen Georgia Municipal Bond Fund ("Georgia Fund"), Evergreen North Carolina Municipal Bond Fund ("North Carolina Fund"), Evergreen South Carolina Municipal Bond Fund ("South Carolina Fund") and Evergreen Virginia Municipal Bond Fund ("Virginia Fund"), (collectively, the "Funds"). Each Fund, except Florida High Income Fund which is diversified, is a non-diversified series of Evergreen Municipal Trust (the "Trust"), a Delaware business trust organized on September 17, 1997. The Trust is an open end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Funds offer Class A, Class B, Class C and Class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B and Class C shares are sold without a front-end sales charge, but pay a higher ongoing distribution fee than Class A. Class B shares are sold subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold subject to a contingent deferred sales charge payable on shares redeemed within one year after the month of purchase. Class Y shares are sold at net asset value and are not subject to contingent deferred sales charges or distribution fees. Class Y shares are sold only to investment advisory clients of First Union Corporation ("First Union") and its affiliates, certain institutional investors or Class Y shareholders of record of certain other funds managed by First Union and its affiliates as of December 30, 1994.


2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Securities
An independent pricing service values each Fund's municipal bonds at fair value using a variety of factors which may include yield, liquidity, interest rate risk, credit quality, coupon, maturity and type of issue. Securities for which valuations are not available from an independent pricing service, including restricted securities, are valued at fair value as determined in good faith according to procedures established by the Board of Trustees.

Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

B. Security Transactions and Investment Income
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

C. Federal Taxes
The Funds have qualified and intend to continue to qualify as regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Funds will not incur any federal tax liability since they are expected to distribute all of their net investment company taxable income, net tax-exempt income and net capital gains, if any, to their shareholders. The Funds also intend to avoid any excise tax liability by making the required distributions under the Code. Accordingly, no provision for federal taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.

D. Distributions
Distributions from net investment income for the Funds are declared daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. The significant differences between financial statement amounts available for distributions and distributions made in accordance with income tax regulations are primarily due to differing treatment of market discount on securities.

E. Class Allocations
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for each class.

F. Organization Expenses
Organization expenses for the Florida High Income Fund are amortized to operations over a five-year period beginning June 30, 1995 on a straight-line basis. In the event any of the initial shares of the Fund are redeemed by any holder during the five-year amortization period, redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption.

Organization expenses of the Florida, Georgia, North Carolina, South Carolina and Virginia Funds were initially borne by the Funds' prior administrator. As a result of a change in the administration agreement, First Union purchased the remaining unreimbursed organizational expenses from the prior administrator. As of and for the six months ended February 28, 1998, the Funds paid and have a remaining liability to First Union as follows:



                                            Remaining
                                 Payments   Liability
                                ---------- ----------
  Florida Fund ................  $ 5,943    $ 5,150
  Georgia Fund ................    5,364      4,156
  South Carolina Fund .........   15,709     14,757
  Virginia Fund ...............    5,126      4,443

3. CAPITAL SHARE TRANSACTIONS


Each Fund has an unlimited number of shares of beneficial interest with a par value of $0.001 authorized. Shares of beneficial interest of the Funds are currently divided into Class A, Class B, Class C and Class Y. Transactions in shares of the Funds were as follows:

--------------------------------------------------------------------------------
FLORIDA HIGH INCOME FUND




                                                      Six Months Ended                   Year Ended
                                                      February 28, 1998               August 31, 1997
                                                ----------------------------- --------------------------------
                                                    Shares         Amount          Shares          Amount
                                                ------------- --------------- --------------- ----------------
Class A
Shares sold ...................................   3,099,308    $ 34,323,459       4,908,227    $  52,353,817
Shares issued in reinvestment of distributions      144,930       1,604,967         218,163        2,333,137
Shares redeemed ...............................    (836,748)     (9,248,730)     (1,431,303)     (15,236,336)
----------------------------------------------- -----------   -------------   -------------   --------------
Net increase ..................................   2,407,490    $ 26,679,696       3,695,087    $  39,450,618
----------------------------------------------- -----------   -------------   -------------   --------------
Class B
Shares sold ...................................   1,818,973    $ 20,116,982       4,247,193    $  45,291,821
Shares issued in reinvestment of distributions       75,625         837,724          89,841          961,874
Shares redeemed ...............................    (440,171)     (4,868,684)       (352,500)      (3,764,886)
----------------------------------------------- -----------   -------------   -------------   --------------
Net increase ..................................   1,454,427    $ 16,086,022       3,984,534    $  42,488,809
----------------------------------------------- -----------   -------------   -------------   --------------
Class Y
Shares sold ...................................   1,368,689    $ 15,232,401         443,071    $   4,739,164
Shares issued in reinvestment of distributions        5,526          61,227           5,518           59,153
Shares redeemed ...............................     (78,322)       (872,582)        (56,700)        (603,947)
----------------------------------------------- -----------   -------------   -------------   --------------
Net increase ..................................   1,295,893    $ 14,421,046         391,889    $   4,194,370
=============================================== ===========   =============   =============   ==============

--------------------------------------------------------------------------------
FLORIDA FUND




                                                                                           Six Months Ended
                                                                                           February 28, 1998
                                                                                     -----------------------------
                                                                                         Shares         Amount
                                                                                     ------------- ---------------
Class A
Shares sold ........................................................................     165,932    $  1,668,066
Shares issued in connection with the acquisition of Evergreen Florida Tax Free Fund    2,449,486      24,653,786
Shares issued in reinvestment of distributions .....................................     172,505       1,719,388
Shares redeemed ....................................................................    (954,457)     (9,590,603)
------------------------------------------------------------------------------------ -----------   -------------
Net increase (decrease) ............................................................   1,833,466    $ 16,782,571
------------------------------------------------------------------------------------ -----------   -------------
Class B
Shares sold ........................................................................     239,896    $  2,407,582
Shares issued in reinvestment ......................................................
Shares issued in connection with the acquisition of Evergreen Florida Tax Free Fund    3,887,072      39,122,963
Shares issued in reinvestment of distributions .....................................      76,802         765,631
Shares redeemed ....................................................................    (431,853)     (4,342,072)
------------------------------------------------------------------------------------ -----------   -------------
Net increase .......................................................................   3,771,917    $ 37,954,104
==================================================================================== ===========   =============



                                                                                                Year Ended
                                                                                             August 31, 1997
                                                                                     --------------------------------
                                                                                          Shares          Amount
                                                                                     --------------- ----------------
Class A
Shares sold ........................................................................       680,065    $   6,676,415
Shares issued in connection with the acquisition of Evergreen Florida Tax Free Fund              0                0
Shares issued in reinvestment of distributions .....................................       200,942        1,980,889
Shares redeemed ....................................................................    (2,225,426)     (21,851,674)
--------------------------------------------------------------------------------------------------   --------------
Net increase (decrease) ............................................................    (1,344,419)   $ (13,194,370)
--------------------------------------------------------------------------------------------------   --------------
Class B
Shares sold ........................................................................       586,099    $   5,756,602
Shares issued in reinvestment ......................................................
Shares issued in connection with the acquisition of Evergreen Florida Tax Free Fund              0                0
Shares issued in reinvestment of distributions .....................................        77,038          759,420
Shares redeemed ....................................................................      (503,356)      (4,943,204)
--------------------------------------------------------------------------------------------------   --------------
Net increase .......................................................................       159,781    $   1,572,818
==================================================================================================   ==============


                                                                                          January 26, 1998
                                                                                           (Commencement
                                                                                        of Class Operations)
                                                                                              through
                                                                                         February 28, 1998
                                                                                     --------------------------
                                                                                        Shares        Amount
                                                                                     ------------ -------------
Class C
Shares sold ........................................................................     14,525    $  146,377
Shares issued in connection with the acquisition of Evergreen Florida Tax Free Fund     890,735     8,965,193
Shares issued in reinvestment of distributions .....................................        785         7,893
Shares redeemed ....................................................................    (12,765)     (128,618)
------------------------------------------------------------------------------------ ----------   -----------
Net increase .......................................................................    893,280    $8,990,845
==================================================================================== ==========   ===========


                                                                                          Six Months Ended
                                                                                         February 28, 1998
                                                                                  --------------------------------
                                                                                       Shares          Amount
                                                                                  --------------- ----------------
Class Y
Shares sold .....................................................................     2,500,104    $  25,122,148
Shares issued in connection with the acquisition of common trust fund net assets     34,976,141      347,033,202
Shares issued in reinvestment of distributions ..................................        18,697          186,489
Shares redeemed .................................................................    (1,031,225)     (10,366,714)
--------------------------------------------------------------------------------- -------------   --------------
Net increase ....................................................................    36,463,717    $ 361,975,125
================================================================================= =============   ==============



                                                                                           Year Ended
                                                                                        August 31, 1997
                                                                                  ----------------------------
                                                                                      Shares        Amount
                                                                                  ------------- --------------
Class Y
Shares sold .....................................................................   1,566,132    $ 15,391,199
Shares issued in connection with the acquisition of common trust fund net assets            0               0
Shares issued in reinvestment of distributions ..................................      13,894         137,024
Shares redeemed .................................................................    (353,969)     (3,487,120)
---------------------------------------------------------------------------------------------   -------------
Net increase ....................................................................   1,226,057    $ 12,041,103
=============================================================================================   =============

         Combined Notes to Financial Statements (Unaudited) (continued)

--------------------------------------------------------------------------------
GEORGIA FUND




                                                                                        Six Months Ended
                                                                                       February 28, 1998
                                                                                  ----------------------------
                                                                                      Shares        Amount
                                                                                  ------------- --------------
Class A
Shares sold .....................................................................      13,628    $    140,192
Shares issued in reinvestment of distributions ..................................       2,932          29,833
Shares redeemed .................................................................     (32,117)       (322,769)
--------------------------------------------------------------------------------- -----------   -------------
Net increase (decrease) .........................................................     (15,557)   $   (152,744)
--------------------------------------------------------------------------------- -----------   -------------
Class B
Shares sold .....................................................................     114,674    $  1,153,320
Shares issued in reinvestment of distributions ..................................      16,833         171,392
Shares redeemed .................................................................     (65,979)       (672,044)
--------------------------------------------------------------------------------- -----------   -------------
Net increase ....................................................................      65,528    $    652,668
--------------------------------------------------------------------------------- -----------   -------------
Class Y
Shares sold .....................................................................     339,703    $  3,500,831
Shares issued in connection with the acquisition of common trust fund net assets    6,111,899      61,853,254
Shares issued in reinvestment of distributions ..................................       2,602          26,529
Shares redeemed .................................................................    (275,407)     (2,828,655)
--------------------------------------------------------------------------------- -----------   -------------
Net increase (decrease) .........................................................   6,178,797    $ 62,551,959
================================================================================= ===========   =============



                                                                                           Year Ended
                                                                                        August 31, 1997
                                                                                  ----------------------------
                                                                                     Shares         Amount
                                                                                  ------------ ---------------
Class A
Shares sold .....................................................................     58,988    $     571,356
Shares issued in reinvestment of distributions ..................................      7,041           68,727
Shares redeemed .................................................................    (47,699)        (464,268)
--------------------------------------------------------------------------------------------   --------------
Net increase (decrease) .........................................................     18,330    $     175,815
--------------------------------------------------------------------------------------------   --------------
Class B
Shares sold .....................................................................    234,534    $   2,292,070
Shares issued in reinvestment of distributions ..................................     30,017          293,086
Shares redeemed .................................................................   (134,483)      (1,307,027)
--------------------------------------------------------------------------------------------   --------------
Net increase ....................................................................    130,068    $   1,278,129
--------------------------------------------------------------------------------------------   --------------
Class Y
Shares sold .....................................................................     43,212    $     421,927
Shares issued in connection with the acquisition of common trust fund net assets           0                0
Shares issued in reinvestment of distributions ..................................      6,202           60,474
Shares redeemed .................................................................    (99,306)        (966,718)
--------------------------------------------------------------------------------------------   --------------
Net increase (decrease) .........................................................    (49,892)   $    (484,317)
============================================================================================   ==============

--------------------------------------------------------------------------------
NORTH CAROLINA FUND




                                                                                         Six Months Ended
                                                                                        February 28, 1998
                                                                                  ------------------------------
                                                                                      Shares          Amount
                                                                                  -------------- ---------------
Class A
Shares sold .....................................................................       43,268    $    462,565
Shares issued in reinvestment of distributions ..................................       13,440         142,951
Shares redeemed .................................................................      (45,383)       (482,144)
--------------------------------------------------------------------------------- ------------   -------------
Net increase (decrease) .........................................................       11,325    $    123,372
--------------------------------------------------------------------------------- ------------   -------------
Class B
Shares sold .....................................................................      159,396    $  1,693,776
Shares issued in reinvestment of distributions ..................................       71,036         755,584
Shares redeemed .................................................................     (306,916)     (3,250,126)
--------------------------------------------------------------------------------- ------------   -------------
Net decrease ....................................................................      (76,484)   $   (800,766)
--------------------------------------------------------------------------------- ------------   -------------
Class Y
Shares sold .....................................................................      709,458    $  7,589,551
Shares issued in connection with the acquisition of common trust fund net assets    24,134,747     255,143,064
Shares issued in reinvestment of distributions ..................................        3,027          32,322
Shares redeemed .................................................................     (742,931)     (7,952,808)
--------------------------------------------------------------------------------- ------------   -------------
Net increase ....................................................................   24,104,301    $254,812,129
================================================================================= ============   =============



                                                                                           Year Ended
                                                                                         August 31, 1997
                                                                                  -----------------------------
                                                                                      Shares         Amount
                                                                                  ------------- ---------------
Class A
Shares sold .....................................................................     104,597    $  1,069,375
Shares issued in reinvestment of distributions ..................................      27,845         283,991
Shares redeemed .................................................................    (150,887)     (1,540,570)
---------------------------------------------------------------------------------------------   -------------
Net increase (decrease) .........................................................     (18,445)   $   (187,204)
---------------------------------------------------------------------------------------------   -------------
Class B
Shares sold .....................................................................     387,839    $  3,937,543
Shares issued in reinvestment of distributions ..................................     148,184       1,511,443
Shares redeemed .................................................................    (839,134)     (8,524,353)
---------------------------------------------------------------------------------------------   -------------
Net decrease ....................................................................    (303,111)   $ (3,075,367)
---------------------------------------------------------------------------------------------   -------------
Class Y
Shares sold .....................................................................      84,295    $    853,799
Shares issued in connection with the acquisition of common trust fund net assets            0               0
Shares issued in reinvestment of distributions ..................................       2,138          21,878
Shares redeemed .................................................................     (74,420)       (757,802)
---------------------------------------------------------------------------------------------   -------------
Net increase ....................................................................      12,013    $    117,875
=============================================================================================   =============

         Combined Notes to Financial Statements (Unaudited) (continued)

--------------------------------------------------------------------------------
SOUTH CAROLINA FUND




                                                                                        Six Months Ended
                                                                                        February 28, 1998
                                                                                  -----------------------------
                                                                                      Shares         Amount
                                                                                  ------------- ---------------
Class A
Shares sold .....................................................................      47,255    $    489,869
Shares issued in reinvestment of distributions ..................................       1,418          14,505
Shares redeemed .................................................................     (25,677)       (261,058)
--------------------------------------------------------------------------------- -----------   -------------
Net increase ....................................................................      22,996    $    243,316
--------------------------------------------------------------------------------- -----------   -------------
Class B
Shares sold .....................................................................      15,516    $    160,268
Shares issued in reinvestment of distributions ..................................       7,293          74,612
Shares redeemed .................................................................     (49,388)       (506,843)
--------------------------------------------------------------------------------- -----------   -------------
Net increase (decrease) .........................................................     (26,579)   $   (271,963)
--------------------------------------------------------------------------------- -----------   -------------
Class Y
Shares sold .....................................................................     491,637    $  5,050,969
Shares issued in connection with the acquisition of common trust fund net assets    5,075,749      51,591,389
Shares issued in reinvestment of distributions ..................................       9,075          92,836
Shares redeemed .................................................................    (282,113)     (2,914,280)
--------------------------------------------------------------------------------- -----------   -------------
Net increase ....................................................................   5,294,348    $ 53,820,914
================================================================================= ===========   =============



                                                                                           Year Ended
                                                                                        August 31, 1997
                                                                                  ----------------------------
                                                                                     Shares         Amount
                                                                                  ------------ ---------------
Class A
Shares sold .....................................................................     41,892    $     414,564
Shares issued in reinvestment of distributions ..................................      2,239           22,308
Shares redeemed .................................................................    (29,248)        (286,768)
--------------------------------------------------------------------------------------------   --------------
Net increase ....................................................................     14,883    $     150,104
--------------------------------------------------------------------------------------------   --------------
Class B
Shares sold .....................................................................     55,162    $     544,288
Shares issued in reinvestment of distributions ..................................     14,381          142,689
Shares redeemed .................................................................    (41,753)        (410,305)
--------------------------------------------------------------------------------------------   --------------
Net increase (decrease) .........................................................     27,790    $     276,672
--------------------------------------------------------------------------------------------   --------------
Class Y
Shares sold .....................................................................    400,553    $   3,977,215
Shares issued in connection with the acquisition of common trust fund net assets           0                0
Shares issued in reinvestment of distributions ..................................     18,276          181,369
Shares redeemed .................................................................   (193,151)      (1,917,807)
--------------------------------------------------------------------------------------------   --------------
Net increase ....................................................................    225,678    $   2,240,777
============================================================================================   ==============

--------------------------------------------------------------------------------
VIRGINIA FUND




                                                                                        Six Months Ended
                                                                                        February 28, 1998
                                                                                  -----------------------------
                                                                                      Shares         Amount
                                                                                  ------------- ---------------
Class A
Shares sold .....................................................................      16,491    $    168,378
Shares issued in reinvestment of distributions ..................................       5,809          59,623
Shares redeemed .................................................................      (5,981)        (61,337)
--------------------------------------------------------------------------------- -----------   -------------
Net increase (decrease) .........................................................      16,319    $    166,664
--------------------------------------------------------------------------------- -----------   -------------
Class B
Shares sold .....................................................................      83,295    $    851,884
Shares issued in reinvestment of distributions ..................................      11,010         113,054
Shares redeemed .................................................................     (21,661)       (222,852)
--------------------------------------------------------------------------------- -----------   -------------
Net increase ....................................................................      72,644    $    742,086
--------------------------------------------------------------------------------- -----------   -------------
Class Y
Shares sold .....................................................................     423,385    $  4,351,976
Shares issued in connection with the acquisition of common trust fund net assets    7,286,001      74,432,035
Shares issued in reinvestment of distributions ..................................       3,526          36,195
Shares redeemed .................................................................    (248,852)     (2,563,261)
--------------------------------------------------------------------------------- -----------   -------------
Net increase ....................................................................   7,464,060    $ 76,256,945
================================================================================= ===========   =============



                                                                                           Year Ended
                                                                                        August 31, 1997
                                                                                  ----------------------------
                                                                                     Shares         Amount
                                                                                  ------------ ---------------
Class A
Shares sold .....................................................................     52,270    $    516,653
Shares issued in reinvestment of distributions ..................................     12,391         122,884
Shares redeemed .................................................................    (71,543)       (705,708)
--------------------------------------------------------------------------------------------   -------------
Net increase (decrease) .........................................................     (6,882)   $    (66,171)
--------------------------------------------------------------------------------------------   -------------
Class B
Shares sold .....................................................................    127,982    $  1,276,030
Shares issued in reinvestment of distributions ..................................     18,384         182,440
Shares redeemed .................................................................    (96,368)       (959,225)
--------------------------------------------------------------------------------------------   -------------
Net increase ....................................................................     49,998    $    499,245
--------------------------------------------------------------------------------------------   -------------
Class Y
Shares sold .....................................................................    284,030    $  2,807,674
Shares issued in connection with the acquisition of common trust fund net assets           0               0
Shares issued in reinvestment of distributions ..................................      6,490          64,419
Shares redeemed .................................................................   (114,905)     (1,139,362)
--------------------------------------------------------------------------------------------   -------------
Net increase ....................................................................    175,615    $  1,732,731
============================================================================================   =============

4. SECURITIES TRANSACTIONS


Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended February 28, 1998:



                                              Cost of       Proceeds
                                             Purchases     from Sales
                                          -------------- --------------
       Florida High Income Fund .........  $ 79,163,726   $ 29,027,086
       Florida Fund .....................   136,885,256    134,471,096
       Georgia Fund .....................    13,126,548     12,832,249
       North Carolina Fund ..............    80,879,279     85,038,113
       South Carolina Fund ..............     9,181,837      5,694,823
       Virginia Fund ....................    12,567,752     10,636,906

As of August 31, 1997, the Funds had capital loss carryovers for federal income tax purposes as follows:



                                               Expiration
                                   -----------------------------------
                                       2002         2003       2004
                                   ------------ ----------- ----------
          Florida High Income Fund  $  577,000   $635,000    $64,000
          Georgia Fund ...........           -    603,000          -
          North Carolina Fund ....   3,515,000          -          -
          Virginia Fund ..........     175,000     30,000          -

5. DISTRIBUTION PLANS


Evergreen Distributor, Inc. ("EDI") (formerly, Evergreen Keystone Distributor, Inc.), a wholly-owned subsidiary of The BISYS Group Inc. ("BISYS"), serves as principal underwriter to each of the Funds.

Each Fund has adopted Distribution Plans for each class of shares, except Class Y, as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit a fund to reimburse its principal underwriter for costs related to selling shares of the fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the fund, are paid by the fund through expenses called "Distribution Plan expenses". Each class, except Class Y, currently pays a service fee equal to 0.25% of the average daily net asset of the class. Class B and Class C also pay distribution fees equal to 0.75% of the average daily net assets of the class. Distribution Plan expenses are calculated daily and paid monthly.

During the six months ended February 28, 1998, amounts paid to EKD pursuant to each Fund's Class A, Class B and Class C Distribution Plans were as follows:



                                                                            Fees
                                                                           Waived
                                         Class A     Class B    Class C    Class A
                                      ------------ ----------- --------- ----------
   Florida High Income Fund .........  $ 163,349    $354,809         -          -
   Florida Fund .....................    133,899     193,272    $8,402    $91,051
   Georgia Fund .....................      2,578      58,251         -          -
   North Carolina Fund ..............     10,263     241,113         -          -
   South Carolina Fund ..............      1,317      23,259         -          -
   Virginia Fund ....................      3,793      36,052         -          -

With respect to Class B and Class C shares, the principal underwriter may pay distribution fees greater than the allowable annual amounts the Funds are permitted to pay under the Distribution Plans.

Each of the Distribution Plans may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting shares of the respective class.


6. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND OTHER AFFILIATED
TRANSACTIONS

The Capital Management Group ("CMG") of First Union National Bank of North Carolina, a subsidiary of First Union, serves as the investment adviser to each Fund and is paid a management fee that is computed daily and paid monthly. CMG is paid at an annual rate of 0.50% of the average daily net assets of the Florida Fund, Georgia Fund, North Carolina Fund, South Carolina Fund and Virginia Fund. CMG is paid at an annual rate of 0.60% of the average daily net assets of the Florida High Income Fund.

Evergreen Investment Services, Inc. ("EIS") (formerly, Evergreen Keystone Investment Services, Inc.), a subsidiary of First Union, is the administrator and BISYS Fund Services is sub-administrator to the Funds. As sub-administrator to the Funds, BISYS Fund Services provides the officers of the Funds. The administrator and sub-administrator for each Fund are entitled to an annual fee based on the average daily net assets of the funds administered by EIS for which First Union or its investment advisory subsidiaries are also the investment advisers. The administration fee is calculated by applying percentage rates, which start at 0.05% and decline to 0.01% per annum as net assets increase, to the average daily net asset value of each Fund. The sub-administration fee is calculated by applying percentage rates, which start at 0.01% and decline to .004% per annum as net assets increase, to the average daily net asset value of each Fund.

         Combined Notes to Financial Statements (Unaudited) (continued)

For the six months ended February 28, 1998, investment management fees and administration fees were waived and/or expenses reimbursed as follows:



                                     Management   Administration
                                    Fees Waived    Fees Waived
                                   ------------- ---------------
  Florida High Income Fund .......    $197,970             -
  Florida Fund ...................     390,929             -
  Georgia Fund ...................     113,460             -
  North Carolina Fund ............     363,784             -
  South Carolina Fund ............      65,665        $3,533
  Virginia Fund ..................     122,105             -

During the six months ended February 28, 1998, the Funds paid or accrued to EIS the following amounts for certain administrative services:



            Florida High Income .........  $27,725
            Florida Fund ................   47,044
            Georgia Fund ................    6,170
            North Carolina Fund .........   25,282
            South Carolina Fund .........    5,334
            Virginia Fund ...............    7,346

Evergreen Service Company ("ESC") (formerly, Evergreen Keystone Service Company), a wholly-owned subsidiary of Keystone, serves as the transfer and dividend disbursing agent for the Funds. Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds.


7. EXPENSE OFFSET ARRANGEMENT

The Funds have entered into an expense offset arrangement with their custodian. The assets deposited with the custodian under this expense offset arrangement could have been invested in income-producing assets.


8. ACQUISITIONS

On November 24, 1997, as a result of the conversion of various common trust funds managed by First Union National Bank ("FUNB"), a subsidiary of First Union, the Florida Fund, Georgia Fund, North Carolina Fund, South Carolina Fund and Virginia Fund each acquired substantially all of the net assets of comparable common trusts in exchange for Class Y shares of the respective Funds.

Also, on January 26, 1998, the Florida Fund acquired substantially all the assets and assumed certain liabilities of Evergreen Florida Tax Free Fund in exchange for Class A, Class B and Class C shares of Florida Fund.

These conversions and acquisition were accomplished by a tax-free exchange of the respective shares of each Fund. The value of net assets acquired, number of shares issued, unrealized appreciation acquired and the aggregate net assets of each Fund immediately after the acquisition are as follows:



Acquiring Fund            Acquired Fund/ Common Trust Fund
------------------------- ----------------------------------
Florida Fund ............ Common trust funds*
Florida Fund ............ Evergreen Florida Tax Free Fund
Georgia Fund ............ Common trust funds*
North Carolina Fund ..... Common trust funds*
South Carolina Fund ..... Common trust fund
Virginia Fund ........... Common trust funds*



                                                               Unrealized
                             Value of Net      Number of      Appreciation        Net Assets
Acquiring Fund             Assets Acquired   Shares Issued   (Depreciation)   After Acquisitions
------------------------- ----------------- --------------- ---------------- -------------------
Florida Fund ............    $347,033,202      34,976,141      $19,854,472       $511,659,015
Florida Fund ............      72,741,942       7,227,293        2,487,024        594,416,755
Georgia Fund ............      61,853,254       6,111,899        3,242,590         76,999,760
North Carolina Fund .....     255,143,064      24,134,747       12,288,139        317,434,059
South Carolina Fund .....      51,591,389       5,075,749        2,534,925         59,786,494
Virginia Fund ...........      74,432,035       7,286,001        2,846,313         81,525,759

* The Acquiring Fund may have acquired net assets of more than one common trust fund or portions of a common trust fund.

         Combined Notes to Financial Statements (Unaudited) (continued)

9. DEFERRED TRUSTEES' FEES


Each Independent Trustee of each Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in each Fund's Trustees' fees and expenses. Trustees will be paid either in one lump sum or in quarterly installments for up to ten years at their election, not earlier than either the year in which the Trustee ceases to be a member of the Board of Trustees or January 1, 2000.


10. FINANCING AGREEMENT

On October 31, 1996, a financing agreement among certain of the Evergreen Funds, State Street Bank & Trust ("State Street") and a group of banks (collectively, the "Banks") became effective. Under this agreement, the Banks provided an unsecured credit facility in the aggregate amount of $225 million ($112.5 million committed and $112.5 million uncommitted) allocated evenly among the Banks. Borrowings under this facility bore interest at 0.75% per annum above the Federal Funds rate. A commitment fee of 0.10% per annum was incurred on the unused portion of the committed facility, which was allocated to all participating funds. State Street served as agent for the Banks, and as agent was entitled to a fee of $15,000 which was allocated to all of the participating Funds. This agreement was terminated on October 31, 1997.

On October 31, 1997, a temporary financing agreement between the participating Funds and First Union became effective. Under this agreement, First Union provided a fully committed unsecured credit facility in the aggregate amount of $300 million. Borrowings under this facility bore interest at 1.00% per annum above the Federal Funds rate. State Street served as administrative agent under this agreement, but received no compensation for its services. This agreement was terminated on December 22, 1997.

On December 22, 1997, a financing agreement among all of the Evergreen Funds, State Street and a group of Banks became effective. Under this agreement, the Banks provide an unsecured credit facility in the aggregate amount of $400 million ($275 million committed and $125 million uncommitted). The credit facility is allocated, under the terms of the financing agreement, among the Banks. The credit facility is to be accessed by the Funds for temporary or emergency purposes only and is subject to each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. A commitment fee of 0.065% per annum will be incurred on the unused portion of the committed facility, which will be allocated to all funds. For its assistance in arranging this financing agreement, the Capital Market Group of First Union was paid a one-time arrangement fee of $27,500. State Street serves as administrative agent for the Banks, and as administrative agent is entitled to a fee of $20,000 per annum which is allocated to all of the Funds.

During the six months ended February 28, 1998, the Funds had no borrowings under these agreements.


11. CONCENTRATION OF CREDIT RISK

Each Fund invests a substantial portion of its assets in issuers located in a single state, therefore, may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

ADDITIONAL INFORMATION (Unaudited)

On December 15, 1997, a special meeting of shareholders for the Funds was held to consider a number of proposals. On October 16, 1997, the record date for the meeting, the Funds had the following shares outstanding and number of shares represented at the meeting:


                                                                            Florida High     Georgia
                                                                             Income Fund       Fund
                                                                           -------------- -------------
Record Date Shares Outstanding ...........................................   18,208,038     1,474,373
Shares represented at meeting ............................................   12,075,110       916,769
Percentage of record date shares represented at meeting ..................        66.32%        62.18%
The votes recorded at the meeting, by proposal, were as follows:
      Proposal 1 - The proposed reorganization of the Fund as a series of the Evergreen Municipal Trust, a Delaware business trust:
      Shares voted "For" .................................................   11,274,454       830,913
      Shares voted "Against" .............................................       90,588        19,266
      Shares voted "Abstain" .............................................      710,068        66,590
      Proposal 2 - Reclassification as non-fundamental investment objective of this Fund whose investment objective is currently classified as fundamental:
      Shares voted "For" .................................................   11,102,317       829,740
      Shares voted "Against" .............................................      244,273        20,014
      Shares voted "Abstain" .............................................      728,520        67,015
      Proposal 3 - Changes to fundamental investment restrictions:
      To amend the fundamental restriction concerning diversification of investments:
      Shares voted "For" .................................................   11,142,557       824,343
      Shares voted "Against" .............................................      178,663        20,014
      Shares voted "Abstain" .............................................      753,890        72,412
      To amend the fundamental restriction concerning concentration of a
       Fund's assets in a particular industry:
      Shares voted "For" .................................................   11,142,557       824,343
      Shares voted "Against" .............................................      178,663        20,014
      Shares voted "Abstain" .............................................      753,890        72,412
      To amend the fundamental restriction concerning the issuance of senior securities:
      Shares voted "For" .................................................   11,142,557       824,343
      Shares voted "Against" .............................................      178,663        20,014
      Shares voted "Abstain" .............................................      753,890        72,412
      To amend the fundamental restriction concerning borrowing:
      Shares voted "For" .................................................   11,142,557       824,343
      Shares voted "Against" .............................................      178,663        20,014
      Shares voted "Abstain" .............................................      753,890        72,412
      To amend the fundamental restriction concerning underwriting:
      Shares voted "For" .................................................   11,142,557       824,343
      Shares voted "Against" .............................................      178,663        20,014
      Shares voted "Abstain" .............................................      753,890        72,412
      To amend the fundamental restriction concerning investments in Real
       Estate:
      Shares voted "For" .................................................   11,142,557       824,343
      Shares voted "Against" .............................................      178,663        20,014
      Shares voted "Abstain" .............................................      753,890        72,412
      To amend the fundamental restriction concerning commodities:
      Shares voted "For" .................................................   11,142,557       824,343
      Shares voted "Against" .............................................      178,663        20,014
      Shares voted "Abstain" .............................................      753,890        72,412
      To amend the fundamental restriction concerning lending:
      Shares voted "For" .................................................   11,142,557       824,343
      Shares voted "Against" .............................................      178,663        20,014
      Shares voted "Abstain" .............................................      753,890        72,412
      To amend the fundamental restriction concerning control or management:
      Shares voted "For" .................................................   11,142,557        N/A
      Shares voted "Against" .............................................      178,663        N/A
      Shares voted "Abstain" .............................................      753,890        N/A



                                                                            North Carolina   South Carolina     Virginia
                                                                                 Fund             Fund            Fund
                                                                           ---------------- ---------------- -------------
Record Date Shares Outstanding ...........................................    5,772,693        1,319,410       1,685,079
Shares represented at meeting ............................................    3,115,100        1,062,255       1,290,534
Percentage of record date shares represented at meeting ..................        53.96%           80.51%          76.59%
The votes recorded at the meeting, by proposal, were as follows:
      Proposal 1 - The proposed reorganization of the Fund as a series of the Evergreen Municipal Trust, a Delaware business trust:
      Shares voted "For" .................................................    2,937,410        1,022,047       1,234,439
      Shares voted "Against" .............................................       46,998            1,856          14,235
      Shares voted "Abstain" .............................................      130,693           38,352          41,860
      Proposal 2 - Reclassification as non-fundamental investment objective of this Fund whose investment objective is currently classified as fundamental:
      Shares voted "For" .................................................    2,928,048        1,019,599       1,235,047
      Shares voted "Against" .............................................       54,036            1,856          13,949
      Shares voted "Abstain" .............................................      133,017           40,800          41,538
      Proposal 3 - Changes to fundamental investment restrictions:
      To amend the fundamental restriction concerning diversification of investments:
      Shares voted "For" .................................................    2,931,146        1,015,216       1,231,302
      Shares voted "Against" .............................................       56,847            6,239          13,949
      Shares voted "Abstain" .............................................      127,108           40,800          45,283
      To amend the fundamental restriction concerning concentration of a
       Fund's assets in a particular industry:
      Shares voted "For" .................................................    2,931,146        1,015,216       1,231,302
      Shares voted "Against" .............................................       56,847            6,239          13,949
      Shares voted "Abstain" .............................................      127,108           40,800          45,283
      To amend the fundamental restriction concerning the issuance of senior securities:
      Shares voted "For" .................................................    2,931,146        1,015,216       1,231,302
      Shares voted "Against" .............................................       56,847            6,239          13,949
      Shares voted "Abstain" .............................................      127,108           40,800          45,283
      To amend the fundamental restriction concerning borrowing:
      Shares voted "For" .................................................    2,931,146        1,015,216       1,231,302
      Shares voted "Against" .............................................       56,847            6,239          13,949
      Shares voted "Abstain" .............................................      127,108           40,800          45,283
      To amend the fundamental restriction concerning underwriting:
      Shares voted "For" .................................................    2,931,146        1,015,216       1,231,302
      Shares voted "Against" .............................................       56,847            6,239          13,949
      Shares voted "Abstain" .............................................      127,108           40,800          45,283
      To amend the fundamental restriction concerning investments in Real
       Estate:
      Shares voted "For" .................................................    2,931,146        1,015,216       1,231,302
      Shares voted "Against" .............................................       56,847            6,239          13,949
      Shares voted "Abstain" .............................................      127,108           40,800          45,283
      To amend the fundamental restriction concerning commodities:
      Shares voted "For" .................................................    2,931,146        1,015,216       1,231,302
      Shares voted "Against" .............................................       56,847            6,239          13,949
      Shares voted "Abstain" .............................................      127,108           40,800          45,283
      To amend the fundamental restriction concerning lending:
      Shares voted "For" .................................................    2,931,146        1,015,216       1,231,302
      Shares voted "Against" .............................................       56,847            6,239          13,949
      Shares voted "Abstain" .............................................      127,108           40,800          45,283
      To amend the fundamental restriction concerning control or management:
      Shares voted "For" .................................................       N/A              N/A          1,231,302
      Shares voted "Against" .............................................       N/A              N/A             13,949
      Shares voted "Abstain" .............................................       N/A              N/A             45,283

ADDITIONAL INFORMATION (Unaudited) (continued)


                                                                         Florida High   Georgia
                                                                        Income Fund       Fund
                                                                        -------------- ---------
      To amend the fundamental restriction concerning oil, gas or other mineral exploration or development program:
      Shares voted "For" ..............................................   11,142,557      N/A
      Shares voted "Against" ..........................................      178,663      N/A
      Shares voted "Abstain" ..........................................      753,890      N/A
      To amend the fundamental restriction concerning joint trading:
      Shares voted "For" ..............................................   11,142,557      N/A
      Shares voted "Against" ..........................................      178,663      N/A
      Shares voted "Abstain" ..........................................      753,890      N/A
      To amend the fundamental restriction concerning investment in federally tax exempt securities:
      Shares voted "For" ..............................................       N/A       824,343
      Shares voted "Against" ..........................................       N/A        20,014
      Shares voted "Abstain" ..........................................       N/A        72,412
      To amend the fundamental restriction concerning short sales:
      Shares voted "For" ..............................................       N/A       824,343
      Shares voted "Against" ..........................................       N/A        20,014
      Shares voted "Abstain" ..........................................       N/A        72,412
      To amend the fundamental restriction concerning other investment companies:
      Shares voted "For" ..............................................       N/A       824,343
      Shares voted "Against" ..........................................       N/A        20,014
      Shares voted "Abstain" ..........................................       N/A        72,412
      To amend the fundamental restriction concerning investment in municipal securities:
      Shares voted "For" ..............................................   11,142,557    824,343
      Shares voted "Against" ..........................................      178,663     20,014
      Shares voted "Abstain" ..........................................      753,890     72,412



                                                                         North Carolina   South Carolina    Virginia
                                                                              Fund             Fund           Fund
                                                                        ---------------- ---------------- ------------
      To amend the fundamental restriction concerning oil, gas or other mineral exploration or development program:
      Shares voted "For" ..............................................        N/A              N/A            N/A
      Shares voted "Against" ..........................................        N/A              N/A            N/A
      Shares voted "Abstain" ..........................................        N/A              N/A            N/A
      To amend the fundamental restriction concerning joint trading:
      Shares voted "For" ..............................................        N/A              N/A            N/A
      Shares voted "Against" ..........................................        N/A              N/A            N/A
      Shares voted "Abstain" ..........................................        N/A              N/A            N/A
      To amend the fundamental restriction concerning investment in federally tax exempt securities:
      Shares voted "For" ..............................................     2,931,146        1,015,216     1,231,302
      Shares voted "Against" ..........................................        56,847            6,239        13,949
      Shares voted "Abstain" ..........................................       127,108           40,800        45,283
      To amend the fundamental restriction concerning short sales:
      Shares voted "For" ..............................................     2,931,146        1,015,216     1,231,302
      Shares voted "Against" ..........................................        56,847            6,239        13,949
      Shares voted "Abstain" ..........................................       127,108           40,800        45,283
      To amend the fundamental restriction concerning other investment companies:
      Shares voted "For" ..............................................     2,931,146        1,015,216         N/A
      Shares voted "Against" ..........................................        56,847            6,239         N/A
      Shares voted "Abstain" ..........................................       127,108           40,800         N/A
      To amend the fundamental restriction concerning investment in municipal securities:
      Shares voted "For" ..............................................     2,931,146        1,015,216     1,231,302
      Shares voted "Against" ..........................................        56,847            6,239        13,949
      Shares voted "Abstain" ..........................................       127,108           40,800        45,283

On January 6, 1998, a special meeting of shareholders for the Florida Fund was held to consider and act upon the proposal listed below. On November 10, 1997, the record date for the meeting, the Fund had 16,454,693 shares outstanding, of which 10,704,141 shares (65.05% of record date shares) were represented at the meeting:


The votes recorded at the meeting were as follows:


    Proposal - To approve the acquisition of all the assets and certain liabilities of the Fund by a new fund, Evergreen Florida
    Municipal Bond Fund, a series of Evergreen Municipal Trust
    (a Delaware business trust):

    Shares voted "For" ...........................................  10,021,967
    Shares voted "Against" .......................................     271,202
    Shares voted "Abstain" .......................................     410,972

                      (This Page Intentionally Left Blank)

                                 Evergreen Funds



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67422                                                      540712 RV00 4/98


--------------------------------------------------------------------------------
                                                         BULK RATE
                                                       U.S. POSTAGE
                                                           PAID
                                                       CHARLOTTE, NC
                                                      PERMIT NO. 136


[EVERGREEN LOGO APPEARS HERE]

EVERGREEN FUNDS(SM)
   SINCE 1932

201 South College St.
Charlotte, NC 28288